                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04642

    Virtus Variable Insurance Trust (formerly, The Phoenix Edge Series Fund)
               (Exact name of registrant as specified in charter)

                                100 Pearl Street
                             Hartford, CT 06103-4506
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 248-7971

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                     (VIRTUS VARIABLE INSURANCE TRUST LOGO)

VIRTUS VARIABLE INSURANCE TRUST ANNUAL REPORT

Virtus Capital Growth Series
Virtus Growth & Income Series
Virtus International Series
Virtus Multi-Sector Fixed Income Series
Virtus Real Estate Securities Series
Virtus Small-Cap Growth Series
Virtus Small-Cap Value Series
Virtus Strategic Allocation Series

The Annual Report describes one or more Series available for December 31, 2010 underlying investment through your variable contract. For
information about your variable contract, including             NOT FDIC INSURED
information about insurance-related expenses, see the          NO BANK GUARANTEE
prospectus for your variable contract.                            MAY LOSE VALUE

                      TABLE OF CONTENTS

Message to Shareholders ................................                       1
Key Investment Terms ...................................                       2
Disclosure of Fund Expenses ............................                       3
Footnote Legend ........................................                      21

                                                                       SCHEDULE
                                                             FUND         OF
SERIES                                                     SUMMARY   INVESTMENTS
   Virtus Capital Growth Series ("Capital Growth
      Series")
      (f/k/a Phoenix Capital Growth Series) ............         4            22
   Virtus Growth & Income Series ("Growth & Income
      Series")
      (f/k/a Phoenix Growth and Income Series) .........         6            23
   Virtus International Series ("International Series")
      (f/k/a Phoenix-Aberdeen International Series) ....         8            24
   Virtus Multi-Sector Fixed Income Series
      ("Multi-Sector  Fixed Income Series")
      (f/k/a Phoenix Multi-Sector Fixed Income
      Series) ..........................................        10            26
   Virtus Real Estate Securities Series ("Real Estate
      Securities Series")
      (f/k/a Phoenix-Duff & Phelps Real Estate
      Securities Series) ...............................        12            35
   Virtus Small-Cap Growth Series ("Small-Cap Growth
      Series")
      (f/k/a Phoenix Small-Cap Growth Series) ..........        14            36
   Virtus Small-Cap Value Series ("Small-Cap Value
      Series")
      (f/k/a Phoenix Small-Cap Value Series) ...........        16            37
   Virtus Strategic Allocation Series ("Strategic
      Allocation Series")
      (f/k/a Phoenix Strategic Allocation Series) ......        18            38
Statements of Assets and Liabilities ...................                      44
Statements of Operations ...............................                      46
Statements of Changes In Net Assets ....................                      48
Financial Highlights ...................................                      51
Notes to Financial Statements ..........................                      53
Report of Independent Registered Public Accounting
   Firm ................................................                      62
Tax Information Notice .................................                      63
Board of Trustees' Consideration of Investment Advisory
   and Subadvisory Agreements ..........................                      64
Results of Shareholder Meetings ........................                      79
Fund Management Tables .................................                      87

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

     The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Series voted proxies during the most recent 12-month period ended June 30, 2010, free of charge, by calling toll-free 800-367-5877. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

     The Fund files a complete schedule of portfolio holdings for each Series with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

                            MESSAGE TO SHAREHOLDERS

DEAR INVESTOR:

(PHOTO OF GEORGE R. AYLWARD)

As they reviewed 2010, economists and market strategists reflected on the tailwinds that propelled the economy and the headwinds that kept us from realizing a full recovery.

Propelling the economy during 2010 were some very positive tailwinds. The U.S. economy picked up steam in the second half of 2010, and real consumer spending rose for the year, providing a hint that American consumers might be feeling more optimistic about the end of the recession. Businesses invested in new equipment and capital projects, and corporate profits continued to improve. The Federal Reserve Bank added a second dose of quantitative easing to encourage a continuation of the rebound, and expiring tax cuts were extended for two more years.

But there were stiff headwinds as well. In the U.S., the unemployment rate remained near the 10 percent mark - a historically high level - for much of the year, and the housing market, which fueled growth earlier in the decade, remained in the doldrums. In addition, while emerging markets in some parts of the globe were a bright spot for many investors, there were also serious concerns about the ability of the Euro zone to manage the debt crisis in Greece, the banking crisis in Ireland, and the possibility that other weak European Union countries might crumble.

Nevertheless, the equity markets seemed to reflect the positive tailwinds during much of the year. The Dow Jones Industrial Average(R) ended the year at 11,577, with a 14.1 percent total return, while the Standard & Poor's 500(R) Index closed out 2010 at 1257, with a 15.1 percent total return. In fact, the S&P's 86 percent rebound from its 12-year low on March 9, 2009, at the depths of the recession, is the biggest increase for any comparable 22-month period since 1955. That, perhaps, is a positive omen for the future.

Rather than predicting whether headwinds or tailwinds will dominate in 2011, the prudent investor will seek to craft a plan that enhances the ability of his or her portfolio to ride comfortably through any market cycle. Review your investment objectives and risk tolerance with your financial advisor and together plan your approach with long-term goals in mind. We hope your choices continue to include investment options available from Virtus Investment Partners. For more information, please call our customer service line at 800-367-5877 or visit us at www.virtus.com (under "VIT" portfolios).

On behalf of the entire team at Virtus Investment Partners, and the investment professionals at our affiliated managers and subadvisers, we wish to express our appreciation for your confidence and trust. We look forward to serving you in 2011.

Sincerely,


/s/ George R. Aylward
George R. Aylward
President, Virtus Mutual Funds

FEBRUARY 2011

VARIABLE INSURANCE PRODUCTS ARE SOLD BY PROSPECTUS. YOU SHOULD CAREFULLY CONSIDER INVESTMENT OBJECTIVES, CHARGES, EXPENSES AND RISKS BEFORE YOU INVEST. THE CONTRACT PROSPECTUS AND UNDERLYING SERIES PROSPECTUSES CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE VARIABLE INSURANCE PRODUCT. YOU MAY OBTAIN CONTRACT PROSPECTUSES FROM YOUR REGISTERED REPRESENTATIVE. YOU MAY OBTAIN SERIES PROSPECTUSES BY CONTACTING US AT 1-800-367-5877 OR VIRTUS.COM. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE YOU INVEST.

                              KEY INVESTMENT TERMS

ADR (AMERICAN DEPOSITARY RECEIPT)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares. An ADR is likely to be traded over the counter.

BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

COMPOSITE INDEX FOR STRATEGIC ALLOCATION SERIES

A composite index made up of 60% of the S&P 500(R) Index, which measures stock market total return performance, and 40% of the Barclays Capital U.S. Aggregate Bond Index, which measures bond market total return performance.

ETF (EXCHANGE-TRADED FUND)

A Fund that tracks an index, but can be traded like a stock.

FASB--Financial Accounting Standards Board

FEDERAL RESERVE (THE "FED")

The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

FTSE NAREIT EQUITY REITS INDEX

The FTSE NAREIT Equity REITs Index is a free-float market capitalization-weighted index measuring equity tax-qualified real estate investment trusts, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. The index is calculated on a total return basis with dividends reinvested.

MBS--Mortgage-Backed Security

MSCI EAFE(R) INDEX

The MSCI EAFE(R) Index is a free float-adjusted market capitalization index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with gross dividends reinvested.

PIK (PAYMENT-IN-KIND)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

REIT (REAL ESTATE INVESTMENT TRUST)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

RUSSELL 1000(R) GROWTH INDEX

The Russell 1000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 2000(R) GROWTH INDEX

The Russell 2000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 2000(R) VALUE INDEX

The Russell 2000(R) Value Index is a market capitalization-weighted index of value-oriented stocks of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX

The S&P 500(R) Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the NYSE.

THE INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

                         VIRTUS VARIABLE INSURANCE TRUST
                    DISCLOSURE OF FUND EXPENSES (UNAUDITED)
         FOR THE SIX-MONTH PERIOD OF JULY 1, 2010 TO DECEMBER 31, 2010

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Series of Virtus Variable Insurance Trust, you incur ongoing costs including investment advisory fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in one of the Series and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Series' costs in two ways.

ACTUAL EXPENSES

     This section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, your costs would have been higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, this section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

EXPENSE TABLE

                                             Beginning           Ending        Annualized   Expenses Paid
                                           Account Value     Account Value       Expense        During
                                            July 1, 2010   December 31, 2010      Ratio        Period*
                                           -------------   -----------------   ----------   -------------
CAPITAL GROWTH SERIES

ACTUAL                                       $1,000.00         $1,268.60          0.95%         $5.43
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                              1,000.00          1,020.36          0.95           4.85

GROWTH & INCOME SERIES

ACTUAL                                       $1,000.00         $1,302.50          0.90%         $5.22
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                              1,000.00          1,020.61          0.90           4.59

INTERNATIONAL SERIES

ACTUAL                                       $1,000.00         $1,255.90          1.03%         $5.86
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                              1,000.00          1,019.95          1.03           5.26

MULTI-SECTOR FIXED INCOME SERIES

ACTUAL                                       $1,000.00         $1,090.80          0.75%         $3.95
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                              1,000.00          1,021.38          0.75           3.83

REAL ESTATE SECURITIES SERIES

ACTUAL                                       $1,000.00         $1,212.60          1.10%         $6.13
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                              1,000.00          1,019.59          1.10           5.62

SMALL-CAP GROWTH SERIES

ACTUAL                                       $1,000.00         $1,204.80          1.05%         $5.84
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                              1,000.00          1,019.85          1.05           5.36

SMALL-CAP VALUE SERIES

ACTUAL                                       $1,000.00         $1,204.00          1.30%         $7.22
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                              1,000.00          1,018.57          1.30           6.64

STRATEGIC ALLOCATION SERIES

ACTUAL                                       $1,000.00         $1,199.70          0.85%         $4.71
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                              1,000.00          1,020.87          0.85           4.34

* Expenses are equal to the relevant Series' annualized expense ratio which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (184) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period. Exceptions noted below.

The Series may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Series' expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, including contractual charges associated with the separate account, refer to the Series prospectus and the contract prospectus.

CAPITAL GROWTH SERIES

PORTFOLIO MANAGER COMMENTARY

- VIRTUS CAPITAL GROWTH SERIES (THE "SERIES") is diversified and has an investment objective to seek long-term growth of capital.

- For the fiscal year ended December 31, 2010, the Series returned 14.88%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 15.06% and the Russell 1000(R) Growth Index, the Series' style-specific benchmark, returned 16.71%.

     ALL PERFORMANCE FIGURES ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF FEES AND EXPENSES ASSOCIATED WITH THE VARIABLE LIFE INSURANCE OR ANNUITY PRODUCT THROUGH WHICH YOU INVEST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKET IN WHICH THE SERIES INVESTS PERFORM DURING THE SERIES' FISCAL YEAR?

- Stocks closed out the year in style with most indices recording solid double digit quarter and year performance. The rally was set in motion with the announcement of the Federal Reserve's quantitative easing intentions in August and brought the market to levels not seen in over two years. Four basic themes dominated the headlines, and thus trading activity, throughout the fourth quarter: Europe and its sovereign debt woes; changes in Washington, specifically the fate of the Bush tax cuts and expectations for the new Congress; monetary tightening in emerging market economies; and finally, an improvement in economic news flow.

- The top performing sectors in the Series for the reporting period were consumer discretionary, industrials, and telecommunication services. Health care, materials, and information technology, although positive for the period, did not perform as strongly.

WHAT FACTORS AFFECTED THE SERIES' PERFORMANCE DURING ITS FISCAL YEAR?

- Performance of the Series for the reporting period was aided by strong security selection in the consumer discretionary sector and an underweight to the bottom performing utilities sector.

- Weak stock selection in materials, and information technology weighed down performance. Additionally, poor stock selection along with an overweight to the sector made health care the largest detracting sector for the reporting period.

     THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND SHOULD NOT BE RELIED UPON AS INVESTMENT ADVICE.

     BECAUSE THE SERIES IS HEAVILY WEIGHTED IN THE TECHNOLOGY SECTOR, IT WILL BE IMPACTED BY THAT SECTOR'S PERFORMANCE MORE THAN A SERIES WITH BROADER SECTOR DIVERSIFICATION.

* EFFECTIVE NOVEMBER 5, 2010, SCM ADVISORS, LLC BECAME THE SUBADVISER TO THE SERIES.

                                ASSET ALLOCATION

The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2010.

Information Technology                     33%
Industrials                                12
Consumer Discretionary                     11
Energy                                     11
Health Care                                10
Consumer Staples                            7
Materials                                   7
Other (includes short-term investments)     9
                                          ---
Total                                     100%
                                          ===

  For information regarding the indexes and key investment terms, see the Key
                      Investment Terms starting on page 2.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/10

                                                      1 year   5 years   10 years
                                                      ------   -------   --------
CAPITAL GROWTH SERIES                                 14.88%    0.21%     -3.72%
S&P 500(R) INDEX                                      15.06     3.75       0.02
RUSSELL 1000(R) GROWTH INDEX                          16.71     2.29       1.42

SERIES EXPENSE RATIOS(2): GROSS: 1.20%; NET: 0.95%.

RETURNS REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TOTAL RETURN DOES NOT REFLECT EXPENSES ASSOCIATED WITH THE SEPARATE ACCOUNT SUCH AS THE ADMINISTRATIVE FEES, ACCOUNT CHARGES AND SURRENDER CHARGES, WHICH IF REFLECTED, WOULD REDUCE TOTAL RETURN. PERFORMANCE FIGURES MAY REFLECT FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IN THE ABSENCE OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, THE TOTAL RETURN WOULD HAVE BEEN LOWER. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE EXPENSE RATIOS OF THE SERIES ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE SERIES EFFECTIVE MAY 1, 2010, AS SUPPLEMENTED NOVEMBER 5, 2010, AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A CONTRACTUAL WAIVER IN EFFECT THROUGH NOVEMBER 30, 2012. GROSS EXPENSES: DOES NOT REFLECT THE EFFECT OF A CONTRACTUAL WAIVER. SEE THE FINANCIAL HIGHLIGHTS STARTING ON PAGE 51 FOR MORE CURRENT INFORMATION.

GROWTH OF $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2000. Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period.

                                    Russell
           Capital                  1000(R)
            Growth   S & P 500(R)    Growth
            Series      Index        Index
           -------   ------------   -------
12/31/00   $10,000      $10,000     $10,000
12/31/01     6,543        8,813       7,958
12/31/02     4,920        6,865       5,739
12/31/03     6,223        8,836       7,446
12/31/04     6,532        9,796       7,915
12/30/05     6,775       10,278       8,332
12/29/06     6,993       11,900       9,088
12/31/07     7,744       12,554      10,161
12/31/08     4,586        7,909       6,256
12/31/09     5,959       10,003       8,583
12/31/10     6,845       11,509      10,017

  For information regarding the indexes and key investment terms, see the Key
                      Investment Terms starting on page 2.

GROWTH & INCOME SERIES


PORTFOLIO MANAGER COMMENTARY

- VIRTUS GROWTH & INCOME SERIES (THE "SERIES") is diversified and has an investment objective to seek capital appreciation and current income.

- For the fiscal year ended December 31, 2010, the Series returned 12.83%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 15.06%.

     ALL PERFORMANCE FIGURES ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF FEES AND EXPENSES ASSOCIATED WITH THE VARIABLE LIFE INSURANCE OR ANNUITY PRODUCT THROUGH WHICH YOU INVEST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

     HOW DID THE MARKET IN WHICH THE SERIES INVESTS PERFORM DURING THE SERIES' FISCAL YEAR?

- Overall the U.S. equity markets followed a very strong 2009 with another good year in 2010; however, there was a correction in the major averages during the late spring and early summer. The stock market was extremely strong in the second half of 2010 gaining over 23% since the end of June. In the S&P 500(R) there were seven months of positive returns and five months of negative returns during 2010, so while on balance the market did well, there were periods of volatility. All major sectors had positive returns on the year, although the health care sector and the utility sector were both only marginally positive. The best performing sector was the consumer discretionary sector, which was up 25.72% according to S&P data. Of the 10 S&P sectors, four gained more than the S&P 500(R) (consumer discretionary, energy, materials, and industrials), while six sectors gained less than the average did on the year (health care, utilities, telecom, information technology, consumer staples, and financials). Thus, both stock picking and sector allocation were important to performance differentiation.

     WHAT FACTORS AFFECTED THE SERIES' PERFORMANCE DURING ITS FISCAL YEAR?

- The strong second half rally was certainly a tailwind for the Series, which made up a tremendous amount of ground after a slow start to the year. The market benefited from better than expected economic output globally, a friendly central bank environment (including quantitative easing part two from the Federal Reserve), and continued improvement in corporate earnings.

- The Series was hurt by underweighting to the consumer discretionary sector, but helped by holdings in the energy sector, materials and industrials. The early goings of the year were more difficult for Series performance as the severity of the downturn extended the duration of early cycle stocks' outperformance. Holdings in the early cyclical stocks were trimmed prematurely, although the recent portfolio shifts addressed those areas and rectified many deficiencies.

- In the Series, performance for the third and fourth quarters was strong. Sector selection contributed significantly to outperformance, as the Series' largest overweights, the energy and material sectors, were the two best performing sectors of the market for the fourth quarter. However, despite the strong second half for the Series, the lack of early cycle stocks in the first half of the year made the Series lag, which it could not fully recover from.

- The Series has very little exposure to one of the most defensive sectors, consumer staples, where many investors were still hiding following the meltdown. As a result, the portfolio has seen an increase in its overall beta, although the style has remained consistent.

- On balance, the fourth quarter was an extremely successful one for the Series as a whole. The entire second half made up for almost all of the early stumbles the Series endured. We expect stocks with earnings visibility, global growth participation, and strong corporate balance sheets to continue to outperform, which would serve the Series well going forward.

     THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND SHOULD NOT BE RELIED UPON AS INVESTMENT ADVICE, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

     INVESTING INTERNATIONALLY INVOLVES RISKS NOT ASSOCIATED WITH INVESTING SOLELY IN THE U.S., SUCH AS CURRENCY FLUCTUATION, POLITICAL RISK, DIFFERENCES IN ACCOUNTING AND THE LIMITED AVAILABILITY OF INFORMATION.

                                ASSET ALLOCATION

     The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2010.

Information Technology                     23%
Energy                                     19
Industrials                                13
Materials                                  13
Consumer Discretionary                     12
Financials                                  8
Health Care                                 6
Other (includes short-term investments)     6
                                          ---
Total                                     100%
                                          ===

  For information regarding the indexes and key investment terms, see the Key
                      Investment Terms starting on page 2.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/10

                                                      1 year  5 years   10 years
                                                      -----   -------   --------
GROWTH & INCOME SERIES                                12.83%   2.53%      1.76%
S&P 500(R) INDEX                                      15.06    2.29       1.42

SERIES EXPENSE RATIOS(2): GROSS: 1.18%; NET: 0.90%.

RETURNS REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURN DOES NOT REFLECT EXPENSES ASSOCIATED WITH THE SEPARATE ACCOUNT SUCH AS THE ADMINISTRATIVE FEES, ACCOUNT CHARGES AND SURRENDER CHARGES, WHICH IF REFLECTED, WOULD REDUCE TOTAL RETURN. PERFORMANCE FIGURES MAY REFLECT FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IN THE ABSENCE OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, THE TOTAL RETURN WOULD HAVE BEEN LOWER. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE EXPENSE RATIOS OF THE SERIES, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE SERIES EFFECTIVE MAY 1, 2010, AS SUPPLEMENTED NOVEMBER 5, 2010, AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES:
     EXPENSES REDUCED BY A CONTRACTUAL WAIVER IN EFFECT THROUGH NOVEMBER 30, 2012. GROSS EXPENSES: DOES NOT REFLECT THE EFFECT OF THE CONTRACTUAL WAIVER. SEE THE FINANCIAL HIGHLIGHTS STARTING ON PAGE 51 FOR MORE CURRENT INFORMATION.

GROWTH OF $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2000. Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period.

           Growth &
            Income    S & P 500
            Series      Index
           --------   ---------
12/29/00   $10,000     $10,000
12/31/01     9,183       8,813
12/31/02     7,116       6,865
12/31/03     9,070       8,836
12/31/04    10,020       9,796
12/30/05    10,502      10,278
12/29/06    12,306      11,900
12/31/07    13,125      12,554
12/31/08     8,540       7,909
12/31/09    10,547      10,003
12/31/10    11,901      11,509

  For information regarding the indexes and key investment terms, see the Key
                      Investment Terms starting on page 2.

INTERNATIONAL SERIES

PORTFOLIO MANAGER COMMENTARY

- VIRTUS INTERNATIONAL SERIES (THE "SERIES") is diversified and has an investment objective to seek high total return consistent with reasonable risk.

- For the fiscal year ended December 31, 2010, the Series returned 13.47%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 15.06% and the MSCI EAFE(R) Index, the Series' style-specific benchmark, returned 8.21%.

     ALL PERFORMANCE FIGURES ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF FEES AND EXPENSES ASSOCIATED WITH THE VARIABLE LIFE INSURANCE OR ANNUITY PRODUCT THROUGH WHICH YOU INVEST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKET IN WHICH THE SERIES INVESTS PERFORM DURING THE SERIES' FISCAL YEAR?

- Set against a backdrop of the fallout from sovereign fiscal extravagance in the developed world, 2010 ended with equity markets rising sharply. This was in no small part in response to the second round of quantitative easing undertaken by the Federal Reserve Board, this injection of liquidity ending up in various asset classes globally. While economic data in the developed world remained ambiguous as regards to the depth of economic recovery, the overhang of the austerity measures introduced during the year by various European governments raised questions as to its sustainability. What the second quarter has resulted in so far, are further inflationary pressures in Asia and certain developing regions, upward pressures on commodity prices and rising equity markets as this liquidity was forced into the financial system. It hasn't as yet provided any real economic benefits in the country of its origin, with the U.S. housing market remaining in a weak state.

- The United States of America remains the only large economy that continues to look to stimulate economic growth. The announcement during the fourth quarter that the Obama administration was to extend the Bush era tax cuts would seem to fly in the face of the trend in the rest of the 'western world.' The immediate impact was the weakening of the U.S. dollar, even against the much beleaguered Euro. With a change in the leadership of the United States House of Representatives, further stimulus measures may be more difficult in the future.

- The plight of the peripheral countries of Europe refuses to ease. The focus has most recently fallen on Ireland which reluctantly agreed to be the second country in Europe after Greece, to seek aid from the European Union. They eventually agreed to a $113 billion package, a significant portion of which was to go into its banking system, in a further attempt to shore up the banks' balance sheets. Ireland did, however, manage to agree to the package without having to forgo its ability to maintain its cherished low corporation tax rate. At the time of the initial Greek crisis it was thought that the sheer scale of the 1 trillion dollar package would be sufficient to cure all the ills. However, all it would appear to be doing is buying time. The mountains of debt are still there. It is unlikely that the contagion will stop at the two most errant of the European countries. Portugal is widely anticipated to be the next in line, but should the contagion move to Spain, the total package may not look quite so big.

- In contrast, interest rates continued to creep higher in Asia Pacific, with recent rate rises in China, India and Australia. There were more select interest rate increases in the West through 2010, but the general trend of liquidity being generated in the West, to address ongoing deflationary pressures in the West, continues to drive inflationary pressures in Asia and the Emerging Markets where it is feeding through directly into the real economy.

- Within equities, it was Asia Pacific ex Japan which produced the strongest returns in 2010 in dollar terms, helped by strong equity markets and currency gains. Here the underlying fundamental strengths of the region in terms of economic growth, low levels of consumer and government indebtedness and current account surpluses are in stark contrast to many of their developed world counterparties and have not been lost on investors. Indeed, these positive structural dynamics can also be found in Latin America, and whilst not the strongest performing territory, still provided double digit returns over the year. The surge in liquidity was sufficient to propel most regions into positive territory for the year, and North America finished the year amongst the leaders. The exception was Europe ex UK which remained under pressure from ongoing sovereign debt issues.

- Notwithstanding the levels of imbalances within the global economy, the challenges at the corporate level will be on earnings, as we move through the period of easy comparatives and benefits of restocking. Corporate balance sheets are in a healthy state, and we wait to see how and indeed if, these will be utilized.

WHAT FACTORS AFFECTED THE SERIES' PERFORMANCE DURING ITS FISCAL YEAR?

- In 2010, the portfolio outperformed the MSCI EAFE(R) benchmark mainly as a result of positive stock selection. The major contributions came from our selection of companies in the United Kingdom, France and Japan. In a period of heightened volatility and no clear market trend, it was the portfolio's diversified mix of UK companies, from the more defensive-oriented holdings including British American Tobacco and Vodafone to those best-in-class cyclical miners like Rio Tinto and BHP Billiton which benefited from improved global growth expectations, which made the most significant impact on relative return. Additionally, the fact that we did not have any exposure to BP was beneficial. France's Schneider Electric was also a strong performer as were Japanese exporters, Canon and robotics manufacturer Fanuc. At the sector level, the largest contributions came from our selection of banks (Banco Bradesco and Oversea-Chinese Banking
     Corp) and real estate companies (Swire Pacific and Daito Trust), capital goods producers (Weir Group and Schneider Electric) and semiconductor manufacturer Samsung.

     THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND SHOULD NOT BE RELIED UPON AS INVESTMENT ADVICE.

     INVESTING INTERNATIONALLY INVOLVES RISKS NOT ASSOCIATED WITH INVESTING SOLELY IN THE U.S., SUCH AS CURRENCY FLUCTUATION, POLITICAL RISK, DIFFERENCES IN ACCOUNTING AND THE LIMITED AVAILABILITY OF INFORMATION. THE ECONOMIES OF DEVELOPING COUNTRIES MAY BE ADVERSELY AFFECTED BY TRADE BARRIERS, EXCHANGE CONTROLS, MANAGED ADJUSTMENTS IN RELATIVE CURRENCY VALUES AND OTHER PROTAGONIST MEASURES IMPOSED OR NEGOTIATED BY THE COUNTRIES WITH WHICH THEY TRADE.

                                ASSET ALLOCATION

     The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2010.

Financials                                 24%
Energy                                     13
Information Technology                     13
Health Care                                10
Consumer Staples                            9
Industrials                                 9
Telecommunication Services                  8
Other (includes short-term investments)    14
                                          ---
Total                                     100%
                                          ===

  For information regarding the indexes and key investment terms, see the Key
                      Investment Terms starting on page 2.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/10

                                                      1 year   5 years   10 years
                                                      ------   -------   --------
INTERNATIONAL SERIES                                  13.47%    7.23%      5.65%
S&P 500(R) INDEX                                      15.06     2.29       1.42
MSCI EAFE(R) INDEX                                    8.21      2.94       3.94

SERIES EXPENSE RATIOS(2): GROSS: 1.24%; NET: 1.03%.

RETURNS REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TOTAL RETURN DOES NOT REFLECT EXPENSES ASSOCIATED WITH THE SEPARATE ACCOUNT SUCH AS THE ADMINISTRATIVE FEES, ACCOUNT CHARGES AND SURRENDER CHARGES, WHICH IF REFLECTED, WOULD REDUCE TOTAL RETURN. PERFORMANCE FIGURES MAY REFLECT FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IN THE ABSENCE OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, THE TOTAL RETURN WOULD HAVE BEEN LOWER. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE EXPENSE RATIOS OF THE SERIES, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE SERIES EFFECTIVE MAY 1, 2010, AS SUPPLEMENTED NOVEMBER 5, 2010, AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES:
     EXPENSES REDUCED BY A CONTRACTUAL WAIVER IN EFFECT THROUGH NOVEMBER 30, 2012. GROSS EXPENSES: DOES NOT REFLECT THE EFFECT OF THE CONTRACTUAL WAIVER. SEE THE FINANCIAL HIGHLIGHTS STARTING ON PAGE 51 FOR MORE CURRENT INFORMATION.

GROWTH OF $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2000. Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period.

                                         MSCI
           International   S&P 500(R)   EAFE(R)
               Series        Index       Index
           -------------   ----------   -------
12/29/00      $10,000       $10,000     $10,000
12/31/01        7,596         8,813       7,879
12/31/02        6,471         6,865       6,646
12/31/03        8,534         8,836       9,249
12/31/04       10,307         9,796      11,163
12/30/05       12,221        10,278      12,727
12/29/06       15,566        11,900      16,146
12/31/07       17,893        12,554      18,024
12/31/08       10,918         7,909      10,263
12/31/09       15,271        10,003      13,594
12/31/10       17,328        11,509      14,710

  For information regarding the indexes and key investment terms, see the Key
                      Investment Terms starting on page 2.

MULTI-SECTOR FIXED INCOME SERIES

PORTFOLIO MANAGER COMMENTARY

- VIRTUS MULTI-SECTOR FIXED INCOME SERIES (THE "SERIES") is diversified and has an investment objective to seek long-term total return.

- For the fiscal year ended December 31, 2010, the Series returned 14.36%. For the same period, the Barclays Capital U.S. Aggregate Bond Index, a broad-based fixed income index, returned 6.54%.

     ALL PERFORMANCE FIGURES ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF FEES AND EXPENSES ASSOCIATED WITH THE VARIABLE LIFE INSURANCE OR ANNUITY PRODUCT THROUGH WHICH YOU INVEST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE FIXED INCOME MARKET PERFORM DURING THE SERIES' FISCAL YEAR?

- The broad U.S. fixed income market, as represented by the Barclays Capital Aggregate Bond Index returned 6.54% for the fiscal year ended December 31, 2010.

- In the eight meetings during the fiscal year the Federal Reserve (the "Fed") left the federal funds rate unchanged at 0-0.25%. The Fed indicated in their statements throughout the year that they anticipate that economic conditions are likely to warrant exceptionally low levels for the federal funds rate for an extended period.

- Over the Series' fiscal year yields increased across the U.S. Treasury curve.

- Conditions in the fixed income market remain greatly improved as compared to the credit crunch during 2008 and the beginning of 2009.

- The flight to quality of 2008 continued to reverse over the Series' fiscal year. U.S. Treasuries underperformed spread sectors during this time period as the economy showed modest signs of improvement, liquidity increased in the markets, and investors were less risk averse.

WHAT FACTORS AFFECTED THE SERIES' PERFORMANCE DURING ITS FISCAL YEAR?

- The significant outperformance of fixed income spread sectors relative to U.S. Treasuries and agency debentures was the key driver of the Series' strong performance for the fiscal year. The Series benefited from its overweight to spread product and lack of exposure to U.S. Treasuries and agency debentures.

- The Series' underweight to Agency Mortgage Backed Securities also benefited performance.

- Among fixed income sectors, the Series' overweight to corporate high yield, emerging markets debt, commercial mortgage backed securities, and corporate high quality were all positive contributors to performance for the fiscal year.

- The Series' higher quality bias to corporate high yield detracted from performance during the fiscal year as the lowest quality tiers within the sector outperformed.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND SHOULD NOT BE RELIED UPON AS INVESTMENT ADVICE.

INVESTING INTERNATIONALLY INVOLVES RISKS NOT ASSOCIATED WITH INVESTING SOLELY IN THE U.S., SUCH AS CURRENCY FLUCTUATION, POLITICAL RISK, DIFFERENCES IN ACCOUNTING AND THE LIMITED AVAILABILITY OF INFORMATION.

PORTFOLIOS THAT INVEST IN HIGH-YIELD SECURITIES ARE SUBJECT TO GREATER CREDIT RISK AND PRICE FLUCTUATION THAN PORTFOLIOS THAT INVEST IN HIGHER QUALITY SECURITIES.

THE VALUE OF MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES, INCLUDING PASS-THROUGH TYPE SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) MAY FLUCTUATE TO A GREATER DEGREE THAN OTHER DEBT SECURITIES IN RESPONSE TO INTEREST RATE CHANGES.

                                ASSET ALLOCATION

The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2010.

Corporate Bonds                            50%
   Financials                        23%
   Energy                             7
   Total of all others               20
Mortgage-Backed Securities                 16
Loan Agreements                            16
Foreign Government Securities              12
Other (includes short-term investments)     6
                                          ---
Total                                     100%
                                          ===

  For information regarding the indexes and key investment terms, see the Key
                      Investment Terms starting on page 2.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/10

                                                    1 year   5 years   10 years
                                                    ------   -------   --------
MULTI-SECTOR FIXED INCOME SERIES                    14.36%    7.82%      7.80%
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX           6.54     5.80       5.84

SERIES EXPENSE RATIOS(2): GROSS 0.99%; NET 0.75%.

RETURNS REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TOTAL RETURN DOES NOT REFLECT EXPENSES ASSOCIATED WITH THE SEPARATE ACCOUNT SUCH AS THE ADMINISTRATIVE FEES, ACCOUNT CHARGES AND SURRENDER CHARGES, WHICH IF REFLECTED, WOULD REDUCE TOTAL RETURN. PERFORMANCE FIGURES MAY REFLECT FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IN THE ABSENCE OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, THE TOTAL RETURN WOULD HAVE BEEN LOWER. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE EXPENSE RATIOS OF THE SERIES IS SET FORTH ACCORDING TO THE PROSPECTUS FOR THE SERIES EFFECTIVE MAY 1, 2010, AS SUPPLEMENTED NOVEMBER 5, 2010, AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A CONTRACTUAL WAIVER IN EFFECT THROUGH NOVEMBER 30, 2012. GROSS EXPENSES: DOES NOT REFLECT THE EFFECT OF THE CONTRACTUAL WAIVER. SEE THE FINANCIAL HIGHLIGHTS STARTING ON PAGE 51 FOR MORE CURRENT INFORMATION.

GROWTH OF $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2000. Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period.

           Multi-Sector     Barclays
               Fixed      Capital U.S.
              Income        Aggregate
              Series       Bond Index
           ------------   ------------
12/29/00      $10,000        $10,000
12/31/01       10,609         10,844
12/31/02       11,669         11,957
12/31/03       13,370         12,448
12/31/04       14,284         12,988
12/30/05       14,539         13,303
12/29/06       15,534         13,880
12/31/07       16,110         14,847
12/31/08       13,221         15,625
12/31/09       18,527         16,551
12/31/10       21,187         17,634

  For information regarding the indexes and key investment terms, see the Key
                      Investment Terms starting on page 2.

REAL ESTATE SECURITIES SERIES

PORTFOLIO MANAGER COMMENTARY

- VIRTUS REAL ESTATE SECURITIES SERIES (THE "SERIES") is non-diversified and has an investment objective to seek capital appreciation and income with approximately equal emphasis.

- For the fiscal year ended December 31, 2010, the Series returned 28.00%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 15.06% and the FTSE NAREIT Equity REITs Index, the Series' style-specific benchmark, returned 27.96%.

     ALL PERFORMANCE FIGURES ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF FEES AND EXPENSES ASSOCIATED WITH THE VARIABLE LIFE INSURANCE OR ANNUITY PRODUCT THROUGH WHICH YOU INVEST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKET IN WHICH THE SERIES INVESTS PERFORM DURING THE SERIES' FISCAL YEAR?

- Total returns in 2010 were driven by a combination of an earlier than expected pickup in real estate fundamentals, particularly for short-lease duration property sectors, and a meaningful reduction in debt capital costs, which helped drive increases in real estate asset values (i.e., multiple expansion/capitalization rate compression), particularly for Class A Real Estate located in gateway cities.

- Risk premiums continued to contract significantly in 2010, as measured by country risk premiums or corporate bond spreads.

- De-leveraging and debt refinancing via competitive advantages of access to and cost of capital over private real estate players were visible through 2010.

- More than $23.6 billion in secondary equity, $1.9 billion in IPOs and $19.2 billion in unsecured debt was raised in 2010 by U.S. REITs (NAREIT).

-    Real Estate transaction volume increased and bidding was broad-based.

WHAT FACTORS AFFECTED THE SERIES' PERFORMANCE DURING ITS FISCAL YEAR?

- The Series performed well in 2010 as did its Benchmark vs. the S&P 500(R) in 2010.

- Attribution results highlight positive contributions from both property sector allocation and stock selection in the year, with the greatest contribution from stock selection.

- For 2011 we expect cash flow growth to play a more meaningful role in driving total returns as internal growth prospects (i.e., occupancy and rents) continue to accelerate against a backdrop of fairly limited new supply and companies remain active with external growth initiatives.

- Discussions surrounding development should increase as 2011 progresses and companies explore ways to increase their returns on invested capital as tenant demand increases, but sponsorship and access to capital will remain key constraints.

- Continued above average dividend growth in 2011 should be supported by the acceleration in cash flow growth and low historical dividend payout ratios, which will continue to be normalized.

- Ongoing positive capital flows and a more meaningful return of the Commercial Mortgage-Backed Securities market should broaden the recovery in real estate asset values.

- A favorable supply outlook and Mergers and Acquisitions, such as the announced AMB/ProLogis merger, will allow landlords to increase occupancy and achieve pricing power at a faster rate than they otherwise would in a recovery.

- As the focus shifts to fundamentals and cash flow growth, we believe U.S. REITs with balance sheet capacity and prospects for growth will outperform.

- We continue to emphasize secure, attractive and visible dividend yields and diversification of holdings.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND SHOULD NOT BE RELIED UPON AS INVESTMENT ADVICE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

INVESTING IN REITS INVOLVES CERTAIN RISKS SUCH AS REFINANCING, CHANGES IN THE VALUE OF PROPERTIES REITS OWN, DEPENDENCY ON MANAGEMENT SKILLS, ECONOMIC IMPACT ON THE INDUSTRY AND RISKS SIMILAR TO THOSE LINKED TO SMALL-COMPANY INVESTING.

INVESTING IN SECTOR FUNDS OR NON-DIVERSIFIED FUNDS MAY BE MORE VOLATILE THAN INVESTING IN BROADLY DIVERSIFIED FUNDS, AND MAY BE MORE SUSCEPTIBLE TO ADVERSE ECONOMIC, POLITICAL OR REGULATORY DEVELOPMENTS AFFECTING A SINGLE ISSUER THAN WOULD BE THE CASE IF THE SERIES WERE MORE BROADLY DIVERSIFIED.

                                ASSET ALLOCATION

The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2010.

Apartments                                 17%
Office                                     15
Regional Malls                             15
Shopping Centers                           11
Health Care                                10
Lodging/Resorts                             7
Self Storage                                7
Other (includes short-term investments)    18
                                          ---
Total                                     100%
                                          ===

  For information regarding the indexes and key investment terms, see the Key
                      Investment Terms starting on page 2.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/10

                                                      1 year   5 years   10 years
                                                      -----    -------   --------
REAL ESTATE SECURITIES SERIES                         28.00%    3.80%      11.93%
S&P 500(R) INDEX                                      15.06     2.29        1.42
FTSE NAREIT EQUITY REITS INDEX                        27.96     3.03        10.76

SERIES EXPENSE RATIOS(2): GROSS: 1.26%; NET: 1.10%.

RETURNS REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURN DOES NOT REFLECT EXPENSES ASSOCIATED WITH THE SEPARATE ACCOUNT SUCH AS THE ADMINISTRATIVE FEES, ACCOUNT CHARGES AND SURRENDER CHARGES, WHICH IF REFLECTED, WOULD REDUCE TOTAL RETURN. PERFORMANCE FIGURES MAY REFLECT FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IN THE ABSENCE OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, THE TOTAL RETURN WOULD HAVE BEEN LOWER. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE EXPENSE RATIO OF THE SERIES IS SET FORTH ACCORDING TO THE PROSPECTUS FOR THE SERIES EFFECTIVE MAY 1, 2010, AS SUPPLEMENTED NOVEMBER 5, 2010, AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A CONTRACTUAL WAIVER IN EFFECT THROUGH NOVEMBER 30, 2012. GROSS EXPENSES: DOES NOT REFLECT THE EFFECT OF THE CONTRACTUAL WAIVER. SEE THE FINANCIAL HIGHLIGHTS STARTING ON PAGE 51 FOR MORE CURRENT INFORMATION.

GROWTH OF $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2000. Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period.

  For information regarding the indexes and key investment terms, see the Key
                      Investment Terms starting on page 2.

                                          FTSE
           Real Estate                   NAREIT
           Securities    S&P 500(R)      Equity
             Series        Index      REITs Index
           -----------   ----------   -----------
12/29/00     $10,000      $10,000       $10,000
12/31/01      10,662        8,813        11,393
12/31/02      11,950        6,865        11,828
12/31/03      16,523        8,836        16,220
12/31/04      22,255        9,796        21,340
12/30/05      25,614       10,278        23,937
12/29/06      35,109       11,900        32,326
12/31/07      29,593       12,554        27,253
12/31/08      18,678        7,909        16,971
12/31/09      24,117       10,003        21,722
12/31/10      30,869       11,509        27,795

SMALL-CAP GROWTH SERIES

PORTFOLIO MANAGER COMMENTARY

- VIRTUS SMALL-CAP GROWTH SERIES (THE "SERIES") is diversified and has an investment objective to seek long-term capital growth.

- For the fiscal year ended December 31, 2010, the Series returned 13.53%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 15.06% and the Russell 2000(R) Growth Index, the Series' style-specific benchmark, returned 29.09%.

     ALL PERFORMANCE FIGURES ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF FEES AND EXPENSES ASSOCIATED WITH THE VARIABLE LIFE INSURANCE OR ANNUITY PRODUCT THROUGH WHICH YOU INVEST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKET IN WHICH THE SERIES INVESTS PERFORM DURING THE SERIES' FISCAL YEAR?

- After a volatile first half of the year, the equity markets finished 2010 strongly with the S&P 500(R) Index having its best fourth quarter since 2003 and its best December since 1999. While markets dealt with issues such as high unemployment, elevated government debt, sovereign-debt crises overseas, and an ongoing soft U.S. housing market, investors did not believe that a "double-dip" recession was ahead and subsequently took indexes to levels not seen since the collapse of Lehman Brothers. For the quarter and the year, small and mid-capitalization stocks outperformed large-cap stocks.

- The top performing sectors in the Series for the reporting period were energy, consumer staples and materials, while consumer discretionary and information technology did not perform as strongly.

- Higher risk and lower quality stocks outperformed their lower risk, higher quality counterparts as stocks with higher betas and debt-to-capital ratios had superior returns relative to stocks with lower betas and lower debt-to-capital ratios.

WHAT FACTORS AFFECTED THE SERIES' PERFORMANCE DURING ITS FISCAL YEAR?

- Given the low-quality headwind, the Series underperformed the Russell 2000(R) Growth Index for the reporting period.

- Performance of the Series was helped by positive stock selection in the consumer staples and health care sectors. The Series was also helped by an underweight in telecommunications services and utilities, the two worst performing sectors during the period.

- Negative stock selection in information technology, consumer discretionary, and industrials detracted from performance during the period.

* EFFECTIVE NOVEMBER 5, 2010, KAYNE ANDERSON RUDNICK INVESTMENT MANAGEMENT, LLC BECAME THE SUBADVISER TO THE SERIES.

     THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND SHOULD NOT BE RELIED UPON AS INVESTMENT ADVICE.

     INVESTING IN THE SECURITIES OF SMALL COMPANIES INVOLVES RISKS, SUCH AS RELATIVELY LOW TRADING VOLUMES, MORE PRICE VOLATILITY AND LESS LIQUIDITY THAN SECURITIES FROM LARGER, MORE ESTABLISHED COMPANIES.

                                ASSET ALLOCATION

The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2010.

Information Technology                     33%
Health Care                                28
Consumer Discretionary                     13
Industrials                                11
Financials                                  5
Consumer Staples                            4
Other (includes short-term investments)     6
                                          ---
Total                                     100%
                                          ===

        For information regarding the indexes and key investment terms, see the Key Investment Terms starting on page 2.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/10

                                                                          Inception    Inception
                                                      1 year   5 years   to 12/31/10     Date
                                                      ------   -------   -----------   ---------
SMALL-CAP GROWTH SERIES                               13.53%    1.20%       8.21%       8/12/02
S&P 500(R) INDEX                                      15.06     2.29        6.10        8/12/02
RUSSELL 2000(R) GROWTH INDEX                          29.09     5.30       10.49        8/12/02

SERIES EXPENSE RATIOS(2): GROSS: 1.41%; NET: 1.05%.

RETURNS REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURN DOES NOT REFLECT EXPENSES ASSOCIATED WITH THE SEPARATE ACCOUNT SUCH AS THE ADMINISTRATIVE FEES, ACCOUNT CHARGES AND SURRENDER CHARGES, WHICH IF REFLECTED, WOULD REDUCE TOTAL RETURN. PERFORMANCE FIGURES MAY REFLECT FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IN THE ABSENCE OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, THE TOTAL RETURN WOULD HAVE BEEN LOWER. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE EXPENSE RATIOS OF THE SERIES, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE SERIES EFFECTIVE MAY 1, 2010, AS SUPPLEMENTED NOVEMBER 5, 2010, AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES:
     EXPENSES REDUCED BY A CONTRACTUAL WAIVER IN EFFECT THROUGH NOVEMBER 30, 2012. GROSS EXPENSES: DOES NOT REFLECT THE EFFECT OF THE CONTRACTUAL WAIVER. SEE THE FINANCIAL HIGHLIGHTS STARTING ON PAGE 51 FOR MORE CURRENT INFORMATION.

GROWTH OF $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on August 12, 2002 (inception of the Series). Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period.

                                    Russell
           Small-Cap                2000(R)
             Growth    S&P 500(R)    Growth
             Series      Index       Index
           ---------   ----------   -------
8/12/02     $10,000      $10,000    $10,000
12/31/02     10,085        9,806     10,092
12/31/03     15,468       12,622     14,990
12/31/04     15,797       13,993     17,135
12/30/05     18,268       14,683     17,847
12/29/06     21,821       17,000     20,228
12/31/07     25,333       17,934     21,654
12/31/08     13,953       11,299     13,308
12/31/09     17,076       14,289     17,896
12/31/10     19,387       16,441     23,101

        For information regarding the indexes and key investment terms, see the Key Investment Terms starting on page 2.

SMALL-CAP VALUE SERIES

PORTFOLIO MANAGER COMMENTARY

- VIRTUS SMALL-CAP VALUE SERIES (THE "SERIES") is diversified and has an investment objective to seek long-term capital appreciation.

- For the fiscal year ended December 31, 2010, the Series returned 17.40%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 15.06% and the Russell 2000(R) Value Index, the Series' style-specific benchmark, returned 24.50%.

     ALL PERFORMANCE FIGURES ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF FEES AND EXPENSES ASSOCIATED WITH THE VARIABLE LIFE INSURANCE OR ANNUITY PRODUCT THROUGH WHICH YOU INVEST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKET IN WHICH THE SERIES INVESTS PERFORM DURING THE SERIES' FISCAL YEAR?

- After a volatile first half of the year, the equity markets finished 2010 strongly with the S&P 500(R) Index having its best fourth quarter since 2003 and its best December since 1999. While markets dealt with issues such as high unemployment, elevated government debt, sovereign-debt crises overseas, and an ongoing soft U.S. housing market, investors did not believe that a "double-dip" recession was ahead and subsequently took indexes to levels not seen since the collapse of Lehman Brothers.

- The top performing sectors for the reporting period were energy, consumer staples, consumer discretionary, and industrials while the more defensive sectors of utilities, and health care did not perform as strongly.

- Low-quality stocks, as measured by S&P Quality Rankings, outperformed high-quality stocks for the year. Additionally, stocks with higher betas had superior returns relative to stocks with lower betas.

WHAT FACTORS AFFECTED THE SERIES' PERFORMANCE DURING ITS FISCAL YEAR?

- Given the low-quality headwind, the Series underperformed the Russell 2000(R) Value Index for the reporting period.

- Performance of the Series was helped by strong stock selection in the consumer staples and energy sectors as well as an underweight in telecommunications services.

- Negative stock selection in financials, health care and industrials hurt overall performance. An overweight in consumer staples was a detractor as well as an underweight to the best performing sector for the period, materials.

* EFFECTIVE NOVEMBER 5, 2010, KAYNE ANDERSON RUDNICK INVESTMENT MANAGEMENT, LLC BECAME THE SUBADVISER TO THE SERIES.

     THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND SHOULD NOT BE RELIED UPON AS INVESTMENT ADVICE.

     INVESTING IN THE SECURITIES OF SMALL COMPANIES INVOLVES RISKS, SUCH AS RELATIVELY LOW TRADING VOLUMES, MORE PRICE VOLATILITY AND LESS LIQUIDITY THAN SECURITIES FROM LARGER, MORE ESTABLISHED COMPANIES.

                                ASSET ALLOCATION

The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2010.

Financials                                 24%
Industrials                                22
Consumer Discretionary                     12
Energy                                     11
Information Technology                      9
Health Care                                 8
Consumer Staples                            4
Other (includes short-term investments)    10
                                          ---
Total                                     100%
                                          ===

        For information regarding the indexes and key investment terms, see the Key Investment Terms starting on page 2.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/10

                              1 year   5 years   10 years
                              ------   -------   --------
SMALL-CAP VALUE SERIES        17.40%    0.15%      7.30%
S&P 500(R) INDEX              15.06     2.29       1.42
RUSSELL 2000(R) VALUE INDEX   24.50     3.52       8.42

SERIES EXPENSE RATIOS(2): GROSS: 1.39%; NET: 1.30%.

RETURNS REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURN DOES NOT REFLECT EXPENSES ASSOCIATED WITH THE SEPARATE ACCOUNT SUCH AS THE ADMINISTRATIVE FEES, ACCOUNT CHARGES AND SURRENDER CHARGES, WHICH IF REFLECTED, WOULD REDUCE TOTAL RETURN. PERFORMANCE FIGURES MAY REFLECT FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IN THE ABSENCE OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, THE TOTAL RETURN WOULD HAVE BEEN LOWER. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE EXPENSE RATIOS OF THE SERIES, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE SERIES EFFECTIVE MAY 1, 2010, AS SUPPLEMENTED NOVEMBER 5, 2010, AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES:
     EXPENSES REDUCED BY A CONTRACTUAL WAIVER IN EFFECT THROUGH NOVEMBER 30, 2012. GROSS EXPENSES: DOES NOT REFLECT THE EFFECT OF THE CONTRACTUAL WAIVER. SEE THE FINANCIAL HIGHLIGHTS STARTING ON PAGE 51 FOR MORE CURRENT INFORMATION.

GROWTH OF $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2000. Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period.

                                         Russell
             Small-Cap    S&P 500(R)     2000(R)
           Value Series      Index     Value Index
           ------------   ----------   -----------
12/29/00      $10,000       $10,000      $10,000
12/31/01       11,576         8,813       11,402
12/31/02       10,588         6,865       10,100
12/31/03       15,231         8,836       14,748
12/31/04       18,685         9,796       18,029
12/30/05       20,079        10,278       18,878
12/29/06       23,441        11,900       23,310
12/31/07       22,949        12,554       21,031
12/31/08       14,249         7,909       14,948
12/31/09       17,227        10,003       18,024
12/31/10       20,225        11,509       22,440

        For information regarding the indexes and key investment terms, see the Key Investment Terms starting on page 2.

STRATEGIC ALLOCATION SERIES

PORTFOLIO MANAGER COMMENTARY

- VIRTUS STRATEGIC ALLOCATION SERIES (THE "SERIES") is diversified and has an investment objective to seek high total return over an extended period of time consistent with prudent investment risk.

- For the fiscal year ended December 31, 2010, the Series returned 13.20%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 15.06% and the Barclays Capital U.S. Aggregate Bond Index, a broad-based fixed income index, returned 6.54%. The Composite Index for the Series, the Series' style-specific benchmark, returned 12.13%.

     ALL PERFORMANCE FIGURES ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF FEES AND EXPENSES ASSOCIATED WITH THE VARIABLE LIFE INSURANCE OR ANNUITY PRODUCT THROUGH WHICH YOU INVEST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKETS PERFORM DURING THE SERIES' FISCAL YEAR?

EQUITIES:

- Overall the U.S. equity markets followed a very strong 2009 with another good year in 2010; however, there was a correction in the major averages during the late spring and early summer. The stock market was extremely strong in the second half of 2010 gaining over 23% since the end of June. In the S&P 500(R) there were seven months of positive returns and five months of negative returns during 2010, so while on balance the market did well, there were periods of volatility. All major sectors had positive returns on the year, although the health care sector and the utility sector were both only marginally positive. The best performing sector was the consumer discretionary sector, which was up 25.72% according to S&P data. Of the ten S&P sectors, four gained more than the S&P 500(R) (consumer discretionary, energy, materials, and industrials), while six sectors gained less than the average did on the year (health care, utilities, telecom, information technology, consumer staples, and financials). Thus, both stock picking and sector allocation were important to performance differentiation.

FIXED INCOME:

- The broad U.S. fixed income market, as represented by the Barclays Capital Aggregate Bond Index returned 6.54% for the fiscal year ended December 31, 2010.

- In the eight meetings during the fiscal year the Federal Reserve (the "Fed") left the federal funds rate unchanged at 0-0.25%. The Fed indicated in their statements throughout the year that they anticipate that economic conditions are likely to warrant exceptionally low levels for the federal funds rate for an extended period.

- Over the Series' fiscal year yields increased across the U.S. Treasury curve.

- Conditions in the fixed income market remain greatly improved as compared to the credit crunch during 2008 and the beginning of 2009.

- The flight to quality of 2008 continued to reverse over the Series' fiscal year. U.S. Treasuries underperformed spread sectors during this time period as the economy showed modest signs of improvement, liquidity increased in the markets, and investors were less risk averse.

WHAT FACTORS AFFECTED THE SERIES' PERFORMANCE DURING ITS FISCAL YEAR? EQUITIES:

- The strong second half rally was certainly a tailwind for the Series, which made up a tremendous amount of ground after a slow start to the year. The market benefited from better than expected economic output globally, a friendly central bank environment (including quantitative easing part two from the Fed), and continued improvement in corporate earnings.

- The Series was hurt by underweighting to the consumer discretionary sector, but helped by holdings in the energy sector, materials and industrials. The early goings of the year were more difficult for Series performance as the severity of the downturn extended the duration of early cycle stocks' outperformance. Holdings in the early cyclical stocks were trimmed prematurely, although the recent portfolio shifts addressed those areas and rectified many deficiencies.

- In the Series, performance for the third and fourth quarters was strong. Sector selection contributed significantly to outperformance, as the Series' largest overweights, the energy and material sectors, were the two best performing sectors of the market for the fourth quarter. However, despite the strong second half for the Series, the lack of early cycle stocks in the first half of the year made the Series lag, which it could not fully recover from.

- The Series has very little exposure to one of the most defensive sectors, consumer staples, where many investors were still hiding following the meltdown. As a result, the portfolio has seen an increase in its overall beta, although the style has remained consistent.

- On balance, the fourth quarter was an extremely successful one for the Series as a whole. The entire second half made up for almost all of the early stumbles the Series endured. We expect stocks with earnings visibility, global growth participation, and strong corporate balance sheets to continue to outperform, which would serve the Series well going forward.

FIXED INCOME:

- The significant outperformance of fixed income spread sectors relative to U.S. Treasuries and agency debentures was the key driver of the Series' strong performance for the fiscal year. The Series benefited from its overweight to spread product and lack of exposure to U.S. Treasuries and agency debentures.

- The Series' underweight to Agency Mortgage-Backed Securities also benefited performance.

- Among fixed income sectors, the Series' overweight to corporate high yield, commercial mortgage-backed securities, and corporate high quality were all positive contributors to performance for the fiscal year.

- The Series' higher quality bias to corporate high yield detracted from performance during the fiscal year as the lowest quality tiers within the sector outperformed.

        For information regarding the indexes and key investment terms, see the Key Investment Terms starting on page 2.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND SHOULD NOT BE RELIED UPON AS INVESTMENT ADVICE, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

PORTFOLIOS THAT INVEST IN HIGH YIELD SECURITIES ARE SUBJECT TO GREATER CREDIT RISK AND PRICE FLUCTUATION THAN PORTFOLIOS THAT INVEST IN HIGHER QUALITY SECURITIES.

INVESTING INTERNATIONALLY INVOLVES RISKS NOT ASSOCIATED WITH INVESTING SOLELY IN THE U.S., SUCH AS CURRENCY FLUCTUATION, POLITICAL RISK, DIFFERENCES IN ACCOUNTING AND THE LIMITED AVAILABILITY OF INFORMATION.

THE VALUE OF MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES, INCLUDING PASS-THROUGH TYPE SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) MAY FLUCTUATE TO A GREATER DEGREE THAN OTHER DEBT SECURITIES IN RESPONSE TO INTEREST RATE CHANGES.

                                ASSET ALLOCATION

The following table presents asset allocations within certain sectors and as a percentage of total investments as of December 31, 2010.

Common Stocks                                    62%
   Information Technology                 14%
   Energy                                 12
   Industrials                             8
   Total of all others                    28
Corporate Bonds                                  19
   Financials                              9%
   Industrials                             2
   Energy                                  2
   Total of all others                     6
Mortgage-Backed Securities                       13
Municipal Bonds                                   2
Asset-Backed Securities                           1
Foreign Government Securities                     1
Other (includes short-term investments)           2
                                                ---
Total                                           100%
                                                ===

        For information regarding the indexes and key investment terms, see the Key Investment Terms starting on page 2.

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/10

                                                  1 year   5 years   10 years
                                                  ------   -------   --------
STRATEGIC ALLOCATION SERIES                       13.20%    4.65%      4.01%
S&P 500(R) INDEX                                  15.06     2.29       1.42
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX         6.54     5.80       5.84
COMPOSITE INDEX FOR STRATEGIC ALLOCATION SERIES   12.13     4.08       3.53

SERIES EXPENSE RATIOS(2): GROSS: 1.09%; NET: 0.85%.

RETURNS REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TOTAL RETURN DOES NOT REFLECT EXPENSES ASSOCIATED WITH THE SEPARATE ACCOUNT SUCH AS THE ADMINISTRATIVE FEES, ACCOUNT CHARGES AND SURRENDER CHARGES, WHICH IF REFLECTED, WOULD REDUCE TOTAL RETURN. PERFORMANCE FIGURES MAY REFLECT FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IN THE ABSENCE OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, THE TOTAL RETURN WOULD HAVE BEEN LOWER. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE EXPENSE RATIOS OF THE SERIES ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE SERIES EFFECTIVE MAY 1, 2010, AS SUPPLEMENTED NOVEMBER 5, 2010, AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A CONTRACTUAL WAIVER IN EFFECT THROUGH NOVEMBER 30, 2012. GROSS EXPENSES: DOES NOT REFLECT THE EFFECT OF THE CONTRACTUAL WAIVER. SEE THE FINANCIAL HIGHLIGHTS STARTING ON PAGE 51 FOR MORE CURRENT INFORMATION.

GROWTH OF $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2000. Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period.

                                                      Composite
                                                       60% S&P
                                                      500(R)/40%
                                       Barclays       Barclays
            Strategic                Capital U.S.   Capital U.S.
           Allocation   S&P 500(R)     Aggregate     Aggregate
             Series       Index       Bond Index     Bond Index
           ----------   ----------   ------------   ------------
12/29/00     $10,000      $10,000       $10,000       $10,000
12/31/01      10,187        8,813        10,844         9,630
12/31/02       9,008        6,865        11,957         8,684
12/31/03      10,798        8,836        12,448        10,290
12/31/04      11,603        9,796        12,988        11,143
12/30/05      11,811       10,278        13,303        11,590
12/29/06      13,309       11,900        13,880        12,878
12/31/07      14,105       12,554        14,847        13,679
12/31/08      10,516        7,909        15,625        10,661
12/31/09      13,094       10,003        16,551        12,622
12/31/10      14,822       11,509        17,634        14,152

        For information regarding the indexes and key investment terms, see the Key Investment Terms starting on page 2.

                                 FOOTNOTE LEGEND

1) Federal Income Tax Information: For tax information at December 31, 2010, see the Federal Income Tax Information Note 11 in the Notes to Financial Statements.

2)   Non-income producing.

3) Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2010.

4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. See table below.

                                        Market Value
Series                             (reported in thousands)   % of Net Assets
------                             -----------------------   ---------------
Multi-Sector Fixed Income Series           $48,259                 21.2%
Strategic Allocation Series                 12,427                  7.8

5) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

6)   Illiquid security.

7) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.

8)   Amount is less than $500.

9)   No contractual maturity date.

10)  Interest payments may be deferred.

11) Issuer may elect not to pay interest causing the payment to be forfeited and no longer due. The issuer has not invoked this election since the fund purchased this security.

                          VIRTUS CAPITAL GROWTH SERIES
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2010

($ reported in thousands)

                                                           SHARES       VALUE
                                                         ----------   ----------
COMMON STOCKS--97.6%
CONSUMER DISCRETIONARY--10.5%
American Eagle Outfitters, Inc.                             179,003   $    2,619
Guess?, Inc.                                                 51,552        2,440
Lowe's Cos., Inc.                                           137,389        3,446
Mohawk Industries, Inc.(2)                                   48,503        2,753
Panera Bread Co. Class A(2)                                  24,043        2,433
Phillips-Van Heusen Corp.                                    48,554        3,059
Texas Roadhouse, Inc.(2)                                    138,045        2,370
Williams-Sonoma, Inc.                                        62,212        2,220
Yum! Brands, Inc.                                            54,838        2,690
                                                                      ----------
                                                                          24,030
                                                                      ----------
CONSUMER STAPLES--6.6%
Herbalife Ltd.                                               43,087        2,946
Molson Coors Brewing Co.
Class B                                                      51,384        2,579
PepsiCo, Inc.                                                47,217        3,085
Philip Morris International,
Inc.                                                         51,814        3,032
Whole Foods Market, Inc.(2)                                  68,055        3,443
                                                                      ----------
                                                                          15,085
                                                                      ----------
ENERGY--11.4%
Brigham Exploration Co.(2)                                  104,335        2,842
Cameron International Corp.(2)                               69,503        3,526
Halliburton Co.                                              97,691        3,988
National Oilwell Varco, Inc.                                 47,329        3,183
Pioneer Natural Resources Co.                                43,047        3,737
SM Energy Co.                                                66,415        3,914
Weatherford International Ltd.(2)                           211,263        4,817
                                                                      ----------
                                                                          26,007
                                                                      ----------
FINANCIALS--4.9%
Citigroup, Inc.(2)                                          748,003        3,538
Goldman Sachs Group, Inc.(The)                               17,098        2,875
PNC Financial Services Group, Inc.                           36,775        2,233
Richard Ellis (CB) Group, Inc. Class A(2)                   120,035        2,459
                                                                      ----------
                                                                          11,105
                                                                      ----------
HEALTH CARE--10.2%
Abbott Laboratories                                          58,495        2,802
Agilent Technologies, Inc.(2)                                76,008        3,149
Alexion Pharmaceuticals,
Inc.(2)                                                      39,696        3,198
Allergan, Inc.                                               43,744        3,004
Celgene Corp.(2)                                             62,155        3,676
Express Scripts, Inc.(2)                                     51,846        2,802
Stryker Corp.                                                46,931        2,520
Warner Chilcott plc Class A                                  94,225        2,126
                                                                      ----------
                                                                          23,277
                                                                      ----------

                                                           SHARES       VALUE
                                                         ----------   ----------
INDUSTRIALS--12.4%
ABB Ltd. Sponsored ADR                                      116,715   $    2,620
Atlas Air Worldwide
Holdings, Inc.(2)                                            18,555        1,036
Caterpillar, Inc.                                            36,833        3,450
CLARCOR, Inc.                                                65,742        2,820
Emerson Electric Co.                                         67,870        3,880
Joy Global, Inc.                                             35,373        3,069
Manpower, Inc.                                               38,814        2,436
Owens Corning, Inc.(2)                                      101,732        3,169
Union Pacific Corp.                                          31,972        2,962
United Technologies Corp.                                    35,306        2,779
                                                                      ----------
                                                                          28,221
                                                                      ----------
INFORMATION TECHNOLOGY--32.9%
Apple, Inc.(2)                                               22,741        7,335
Autodesk, Inc.(2)                                            88,538        3,382
Blackboard, Inc.(2)                                          52,469        2,167
Broadcom Corp. Class A                                       61,931        2,697
Cisco Systems, Inc.(2)                                      230,502        4,663
Citrix Systems, Inc.(2)                                      34,000        2,326
Corning, Inc.                                               118,640        2,292
EMC Corp.(2)                                                178,832        4,095
Google, Inc. Class A(2)                                      10,727        6,372
International Business Machines Corp.                        21,170        3,107
Juniper Networks, Inc.(2)                                    65,963        2,435
KLA-Tencor Corp.                                             79,873        3,086
Marvell Technology Group Ltd.(2)                            139,492        2,588
Microsoft Corp.                                             154,818        4,323
NetApp, Inc.(2)                                              53,386        2,934
NVIDIA Corp.(2)                                             150,480        2,317
Oracle Corp.                                                144,062        4,509
QUALCOMM, Inc.                                               86,015        4,257
SuccessFactors, Inc.(2)                                      80,824        2,341
Symantec Corp.(2)                                           134,712        2,255
Teradata Corp.(2)                                            67,090        2,762
Western Union Co. (The)                                     149,265        2,772
                                                                      ----------
                                                                          75,015
                                                                      ----------
MATERIALS--7.5%
Agrium, Inc.                                                 34,669        3,181
FMC Corp.                                                    29,852        2,385
Freeport-McMoRan Copper & Gold, Inc.                         21,697        2,606
Huntsman Corp.                                              172,288        2,689
Monsanto Co.                                                 50,861        3,542
Solutia, Inc.(2)                                            112,501        2,596
                                                                      ----------
                                                                          16,999
                                                                      ----------
TELECOMMUNICATION SERVICES--1.2%
American Tower Corp. Class A(2)                              53,865        2,782
                                                                      ----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $195,943)                                               222,521
                                                                      ----------

                                                           SHARES       VALUE
                                                         ----------   ----------
EXCHANGE-TRADED FUNDS--2.2%
Consumer Staples Select
Sector SPDR ETF                                              76,288   $    2,236
SPDR(R) S&P(R)
Homebuilders ETF                                            161,516        2,809
                                                                      ----------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $4,893)                                                   5,045
                                                                      ----------
TOTAL LONG-TERM INVESTMENTS--99.8%
(IDENTIFIED COST $200,836)                                               227,566
                                                                      ----------
SHORT-TERM INVESTMENTS--0.3%
MONEY MARKET MUTUAL FUNDS--0.3%
Dreyfus Cash Management Fund -
  Institutional Shares (seven-day
  effective yield 0.140%)                                   711,998          712
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $712)                                                       712
                                                                      ----------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $201,548)                                               228,278(1)
                                                                      ----------
Other assets and liabilities, net--(0.1)%                                   (169)
                                                                      ----------
NET ASSETS--100.0%                                                    $  228,109
                                                                      ==========

ABBREVIATIONS:
ADR   American Depositary Receipt
ETF   Exchange-Traded Fund
SPDR  S&P Depositary Receipt

COUNTRY WEIGHTINGS+ (unaudited)
United States
  (includes short-term investments)   93%
Switzerland                            3
Canada                                 2
Bermuda                                1
Ireland                                1
                                     ---
Total                                100%
                                     ---

+    % of total investments as of December 31, 2010

The following table provides a summary of inputs used to value the Series' investments as of December 31, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                    Total        Level 1 -
                                  Value at        Quoted
                             December 31, 2010    Prices
                             -----------------   ---------
INVESTMENTS IN SECURITIES:
Equity Securities:
Common Stocks                    $222,521         $222,521
Exchange-Traded Funds               5,045            5,045
Short-Term Investments                712              712
                                 --------         --------
Total                            $228,278         $228,278
                                 ========         ========

There are no Level 2 (Significant Observable Inputs) or Level 3 (Significant Unobservable Inputs) priced securities.

                      Refer to Footnote Legend on page 21.

                        See Notes to Financial Statements

                         VIRTUS GROWTH & INCOME SERIES
                             SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2010

($ reported in thousands)

                                                           SHARES       VALUE
                                                         ----------   ----------
COMMON STOCKS--99.7%
CONSUMER DISCRETIONARY--11.6%
AutoZone, Inc.(2)                                            14,600   $    3,980
Best Buy Co., Inc.                                          107,000        3,669
Comcast Corp. Class A                                       171,000        3,757
Darden Restaurants, Inc.                                     75,000        3,483
Lululemon Athletica, Inc.(2)                                 52,000        3,558
McDonald's Corp.                                             46,000        3,531
                                                                      ----------
                                                                          21,978
                                                                      ----------
CONSUMER STAPLES--3.7%
Altria Group, Inc.                                          137,000        3,373
PepsiCo, Inc.                                                55,000        3,593
                                                                      ----------
                                                                           6,966
                                                                      ----------
ENERGY--19.5%
Chesapeake Energy Corp.                                     161,000        4,172
Chevron Corp.                                                42,000        3,833
ConocoPhillips                                               59,000        4,018
El Paso Corp.                                               270,000        3,715
Halliburton Co.                                             109,000        4,450
Massey Energy Co.                                            82,000        4,399
Occidental Petroleum Corp.                                   43,000        4,218
Petroleo Brasileiro S.A. ADR                                108,000        4,087
Williams Cos., Inc. (The)                                   162,000        4,005
                                                                      ----------
                                                                          36,897
                                                                      ----------
FINANCIALS--8.2%
Bank of America Corp.                                       320,000        4,269
Citigroup, Inc.(2)                                          830,000        3,926
Goldman Sachs Group, Inc. (The)                              21,000        3,531
Hudson City Bancorp, Inc.                                   300,000        3,822
                                                                      ----------
                                                                          15,548
                                                                      ----------
HEALTH CARE--5.6%
Biogen Idec, Inc.(2)                                         57,000        3,822
Gilead Sciences, Inc.(2)                                     90,000        3,261
UnitedHealth Group, Inc.                                     97,000        3,503
                                                                      ----------
                                                                          10,586
                                                                      ----------
INDUSTRIALS--13.1%
Alaska Air Group, Inc.(2)                                    65,000        3,685
Caterpillar, Inc.                                            43,000        4,027
DryShips, Inc.(2)                                           592,000        3,256
Foster Wheeler AG(2)                                        107,000        3,693
L-3 Communications
   Holdings, Inc.                                            51,000        3,595
Union Pacific Corp.                                          39,000        3,614
United Continental
   Holdings, Inc.(2)                                        129,000        3,073
                                                                      ----------
                                                                          24,943
                                                                      ----------

                                                           SHARES       VALUE
                                                         ----------   ----------
INFORMATION TECHNOLOGY--23.3%
Amkor Technology, Inc.(2)                                   569,000   $    4,205
Cisco Systems, Inc.(2)                                      181,000        3,662
Corning, Inc.                                               204,000        3,941
Hewlett-Packard Co.                                          82,000        3,452
Intel Corp.                                                 171,000        3,596
International Business
Machines Corp.                                               24,000        3,522
Microsoft Corp.                                             133,000        3,713
Nokia Oyj Sponsored ADR                                     381,000        3,932
QUALCOMM, Inc.                                               75,000        3,712
Research In Motion Ltd.(2)                                   57,000        3,313
SanDisk Corp.(2)                                             75,000        3,740
Visa, Inc. Class A                                           47,000        3,308
                                                                      ----------
                                                                          44,096
                                                                      ----------
MATERIALS--12.7%
Alcoa, Inc.                                                 264,000        4,063
Du Pont (E.I.) de Nemours & Co.                              78,000        3,891
Freeport-McMoRan Copper & Gold, Inc.                         35,000        4,203
Monsanto Co.                                                 59,000        4,109
Nucor Corp.                                                  87,000        3,812
Potash Corp. of Saskatchewan, Inc.                           26,000        4,025
                                                                      ----------
                                                                          24,103
                                                                      ----------
TELECOMMUNICATION SERVICES--2.0%
Verizon Communications, Inc.                                107,000        3,830
                                                                      ----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $155,186)                                               188,947
                                                                      ----------
TOTAL LONG-TERM INVESTMENTS--99.7%
(IDENTIFIED COST $155,186)                                               188,947
                                                                      ----------
SHORT-TERM INVESTMENTS--0.4%
MONEY MARKET MUTUAL FUNDS--0.4%
Dreyfus Cash Management Fund -
Institutional Shares (seven-day effective yield 0.140%)     681,445          681
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $681)                                                       681
                                                                      ----------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $155,867)                                               189,628(1)
                                                                      ----------
Other assets and liabilities, net--(0.1)%                                   (267)
                                                                      ----------
NET ASSETS--100.0%                                                    $  189,361
                                                                      ==========

ABBREVIATION:

ADR  American Depositary Receipt

COUNTRY WEIGHTINGS+ (unaudited)

United States
   (includes short-term investments)   88%
Canada                                  4
Bermuda                                 2
Brazil                                  2
Finland                                 2
Greece                                  2
                                      ---
Total                                 100%
                                      ---

+    % of total investments as of December 31, 2010

The following table provides a summary of inputs used to value the Series' investments as of December 31, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                   Total         Level 1 -
                                  Value at         Quoted
                             December 31, 2010     Prices
                             -----------------   ---------
INVESTMENTS IN SECURITIES:
Equity Securities:
Common Stocks                     $188,947       $188,947
Short-Term Investments                 681            681
                                  --------       --------
  Total                           $189,628       $189,628
                                  ========       ========

There are no Level 2 (Significant Observable Inputs) or Level 3 (Significant Unobservable Inputs) priced securities.

                      Refer to Footnote Legend on page 21.

                        See Notes to Financial Statements

                           VIRTUS INTERNATIONAL SERIES
                             SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2010

($ reported in thousands)

                                                        SHARES         VALUE
                                                     ------------   ------------
PREFERRED STOCK--3.5%
INFORMATION TECHNOLOGY--3.5%
Samsung Electronics Co.,
   Ltd. (South Korea)
   1.470%                                                  25,100   $     14,354
                                                                    ------------
TOTAL PREFERRED STOCK
   (IDENTIFIED COST $4,915)                                               14,354
                                                                    ------------
COMMON STOCKS--95.9%
CONSUMER DISCRETIONARY--3.0%
adidas AG (Germany)                                       183,800         12,007
                                                                    ------------
CONSUMER STAPLES--8.6%
British American Tobacco plc
   (Shares Traded on London
   Exchange) (United Kingdom)                              363,900         13,977
Casino Guichard Perrachon SA
   (France)                                                62,200          6,063
Metro AG (Germany)                                         55,900          4,025
Nestle S.A. Registered Shares
   (Switzerland)                                          183,500         10,745
                                                                    ------------
                                                                          34,810
                                                                    ------------
ENERGY--13.3%
ENI S.p.A. (Italy)                                        712,100         15,549
PetroChina Co., Ltd. Class H
   (China)                                              6,414,000          8,384
Petroleo Brasileiro SA
   Sponsored ADR (Brazil)                                 251,376          8,589
Royal Dutch Shell plc Class B
   (United States)                                        246,900          8,141
Tenaris S.A. Sponsored ADR
   (Italy)                                                263,200         12,892
                                                                    ------------
                                                                          53,555
                                                                    ------------
FINANCIALS--23.6%
Banco Bradesco SA
   Sponsored ADR (Brazil)                                 509,450         10,337
City Developments Ltd.
   (Singapore)                                            791,000          7,741
Daito Trust Construction
   Co., Ltd. (Japan)                                       94,900          6,499
Mapfre SA (Spain)                                       1,460,000          4,054
Nordea Bank AB (Sweden)                                   731,700          7,958
Oversea-Chinese Banking
   Corp., Ltd. (Singapore)                              1,034,330          7,963
QBE Insurance Group Ltd.
   (Australia)                                            753,200         13,982
Standard Chartered plc
   (United Kingdom)                                       429,412         11,552
Swire Pacific Ltd. Class B
   (Hong Kong)                                          3,492,500         10,335
Zurich Financial Services AG
   Registered Shares
   (United States)                                         57,100         14,791
                                                                    ------------
                                                                          95,212
                                                                    ------------

                                                        SHARES         VALUE
                                                     ------------   ------------
HEALTH CARE--10.4%
Novartis AG Registered Shares
   (Switzerland)                                          236,800   $     13,917
Roche Holding AG Registered
   Shares (Switzerland)                                    97,100         14,227
Takeda Pharmaceutical Co.,
   Ltd. (Japan)                                           282,300         13,891
                                                                    ------------
                                                                          42,035
                                                                    ------------
INDUSTRIALS--8.9%
Canadian National Railway
   Co. (Canada)                                           121,300          8,094
FANUC Ltd. (Japan)                                         55,400          8,509
Koninklijke Philips Electronics
   N.V. (United States)                                   239,044          7,321
Schneider Electric SA
   (France)                                                40,200          6,017
Weir Group plc (The)
   (United Kingdom)                                       218,500          6,064
                                                                    ------------
                                                                          36,005
                                                                    ------------
INFORMATION TECHNOLOGY--9.4%
Canon, Inc. (Japan)                                       237,850         12,334
Taiwan Semiconductor
   Manufacturing Co., Ltd.,
   Sponsored ADR (Taiwan)                               1,329,900         16,677
Telefonaktiebolaget LM
   Ericsson Class B
   (Sweden)                                               778,000          9,040
                                                                    ------------
                                                                          38,051
                                                                    ------------
MATERIALS--5.5%
BHP Billiton plc
   (United Kingdom)                                       111,300          4,427
Rio Tinto plc
   (United Kingdom)                                       138,500          9,688
Shin-Etsu Chemical Co.,
   Ltd. (Japan)                                           146,500          7,939
                                                                    ------------
                                                                          22,054
                                                                    ------------
TELECOMMUNICATION SERVICES--7.7%
China Mobile Ltd. (China)                                 766,000          7,608
Singapore Telecommunications
   Ltd. (Singapore)                                     2,448,000          5,818
Vodafone Group plc
   (United Kingdom)                                     6,873,300         17,767
                                                                    ------------
                                                                          31,193
                                                                    ------------
UTILITIES--5.5%
Centrica plc
   (United Kingdom)                                     1,991,300         10,295
E.ON AG (Germany)                                         382,300         11,717
                                                                    ------------
                                                                          22,012
                                                                    ------------
TOTAL COMMON STOCKS
   (IDENTIFIED COST $273,268)                                            386,934
                                                                    ------------
TOTAL LONG-TERM INVESTMENTS--99.4%
   (IDENTIFIED COST $278,183)                                            401,288
                                                                    ------------

                                                        SHARES         VALUE
                                                     ------------   ------------
SHORT-TERM INVESTMENTS--0.0%
MONEY MARKET MUTUAL FUNDS--0.0%
Dreyfus Cash Management Fund -
   Institutional Shares (seven-day
   effective yield 0.140%)                                    173   $         --(8)
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
   (IDENTIFIED COST $0)(8)                                                    --(8)
                                                                    ------------
TOTAL INVESTMENTS--99.4%
   (IDENTIFIED COST $278,183)                                       $    401,288(1)
                                                                    ------------
Other assets and liabilities, net--0.6%                                    2,319
                                                                    ------------
NET ASSETS--100.0%                                                  $    403,607
                                                                    ============

ABBREVIATION:

ADR American Depositary Receipt

COUNTRY WEIGHTINGS+ (unaudited)

United Kingdom                          18%
Japan                                   12
Switzerland                             10
United States
   (includes short-term investments)     8
Germany                                  7
Italy                                    7
Singapore                                5
Other                                   33
                                       ---
Total                                  100%
                                       ---

+    % of total investments as of December 31, 2010

The following table provides a summary of inputs used to value the Series' investments as of December 31, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                          Total
                                         Value at     Level 1 -
                                       December 31,     Quoted
                                           2010         Prices
                                       ------------   ---------
INVESTMENTS IN SECURITIES:
   Equity Securities:
   Common Stock                          $386,934      $386,934
   Preferred Stock                         14,354        14,354
   Short-Term Investments                      --(8)         --(8)
                                         --------      --------
      Total                              $401,288      $401,288
                                         ========      ========

There are no Level 2 (Significant Observable Inputs) or Level 3 (Significant Unobservable Inputs) priced securities.

                      Refer to Footnote Legend on page 21.

                        See Notes to Financial Statements

                           VIRTUS INTERNATIONAL SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2010

($ reported in thousands)

The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                    Common
                                            Total   Stocks
                                            -----   ------
INVESTMENTS IN SECURITIES:
BALANCE AS OF DECEMBER 31, 2009 .........   $ 224    $ 224
Accrued discounts/premiums(a) ...........      --       --
Realized gain (loss)(b) .................      --       --
Change in unrealized appreciation
   (depreciation)(b) ....................      --       --
Net purchases (sales)(c) ................      --       --
Transfers in and/or out of Level 3(d) ...    (224)    (224)
                                            -----    -----
BALANCE AS OF DECEMBER 31, 2010 .........   $  --    $  --
                                            =====    =====

(a)  Disclosed in the Statement of Operations under interest income.

(b) Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

(c)  Includes paydowns.

(d) "Transfers in and/or out" represent the ending value as of December 31, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

                      Refer to Footnote Legend on page 21.

                        See Notes to Financial Statements

                     VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2010

($ reported in thousands)

                                                      PAR
                                                     VALUE              VALUE
                                                 ------------       ------------
MUNICIPAL BONDS--1.4%
CALIFORNIA--0.7%
Alameda Corridor Transportation
   Authority Taxable Series 99-C,
   (NATL Insured)
   6.600%, 10/1/29                               $      1,750       $      1,612
                                                                    ------------
CONNECTICUT--0.0%
Mashantucket Western Pequot
   Tribe Taxable Series A, 144A
   (NATL Insured)
   6.910%, 9/1/12 (4)                                     100                 81
                                                                    ------------
KENTUCKY--0.2%
State of Kentucky General
   Fund Taxable
   3.165%, 4/1/18                                         530                509
                                                                    ------------
MICHIGAN--0.1%
Tobacco Settlement Finance
   Authority Taxable Series 06-A,
   7.309%, 6/1/34                                         220                156
                                                                    ------------
TEXAS--0.2%
City of Houston Build America
   Bonds Taxable Series B
   5.361%, 3/1/24                                         440                439
                                                                    ------------
VIRGINIA--0.2%
Tobacco Settlement Financing
   Corp. Taxable Series 07-A1,
   6.706%, 6/1/46                                         685                428
                                                                    ------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $3,641)                                                   3,225
                                                                    ------------
FOREIGN GOVERNMENT SECURITIES--11.7%
Bolivarian Republic of Venezuela
   10.750%, 9/19/13                                        80                 77
   8.500%, 10/8/14                                        805                684
   RegS 5.750%, 2/26/16(5)                                675                479
   RegS 7.000%, 12/1/18(5)                                 70                 47
   9.250%, 9/15/27                                        945                709
   9.375%, 1/13/34                                        850                580
Commonwealth of Australia
   Series 123,
   5.750%, 4/15/12                                      2,693 AUD          2,781
Commonwealth of Canada
   2.000%, 9/1/12                                       2,525 CAD          2,556
Commonwealth of New Zealand
   Series 1111,
   6.000%, 11/15/11                                     1,848 NZD          1,472
   6.000%, 4/15/15                                        795 NZD            648
Federative Republic of Brazil
   12.500%, 1/5/16                                        295 BRL            207
   10.250%, 1/10/28                                     4,735 BRL          2,977
Kingdom of Norway Series 469,
   6.000%, 5/16/11                                      6,180 NOK          1,073
Kingdom of Sweden Series 1045,
   5.250%, 3/15/11                                      3,590 SEK            538
Republic of Argentina
   PIK Interest Capitalization
   8.280%, 12/31/33                                     2,823              2,633
   Series GDP
   0.000%, 12/15/35(3)                                  6,740              1,055

                                                      PAR
                                                     VALUE              VALUE
                                                 ------------       ------------
Republic of Colombia
   12.000%, 10/22/15                                1,180,000 COP   $        822
   6.125%, 1/18/41                               $      1,000              1,030
Republic of Indonesia
   Series FR-23,
   11.000%, 12/15/12                                2,790,000 IDR            338
   Series FR-30,
   10.750%, 5/15/16                                 5,250,000 IDR            679
Republic of Korea Series 1112,
   4.750%, 12/10/11                                 1,755,000 KRW          1,572
Republic of Lithuania 144A
   7.375%, 2/11/20 (4)                                    350                387
Republic of Poland Series 0414,
   5.750%, 4/25/14                                      1,910 PLZ            658
Republic of South Africa
   Series R-201,
   8.750%, 12/21/14                                     5,150 ZAR            824
Republic of Turkey
   0.000%, 2/2/11                                       1,695 TRY          1,092
   0.000%, 4/25/12                                        930 TRY            552
Republic of Ukraine
   RegS 6.580%, 11/21/16 (5)                              240                241
                                                                    ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $22,963)                                                 26,711
                                                                    ------------
MORTGAGE-BACKED SECURITIES--16.7%
NON-AGENCY--16.7%
American General Mortgage
   Loan Trust
   06-1, A2 144A
   5.750%, 12/25/35(4)                                     39                 39
   09-1, A6 144A
   5.750%, 9/25/48(4)                                     150                156
   10-1A, A1 144A
   5.150%, 3/25/58(4)                                     123                128
American Tower Trust 07-1A,
   C 144A
   5.615%, 4/15/37 (4)                                    500                528
Americold LLC Trust
   10-ARTA, B 144A
   6.031%, 1/14/29 (4)                                    900                898
Banc of America Alternative
   Loan Trust 03-10, 2A1
   6.000%, 12/25/33                                       109                113
Banc of America Commercial
   Mortgage, Inc.
   05-6, AM 5.196%, 9/10/47(3)                             40                 41
   07-1, AMFX 5.482%, 1/15/49(3)                          445                435
Banc of America Funding Corp.
   06-5, 4A4 6.000%, 9/25/36                              101                100
Banc of America Mortgage
   Securities, Inc. 05-1, 1A22
   5.250%, 2/25/35                                         61                 61
Bear Stearns Commercial
   Mortgage Securities, Inc.
   06-PW12, A4
   5.722%, 9/11/38(3)                                     720                786
   06-PW12, AM
   5.761%, 9/11/38(3)                                     750                780
   06-PW14, A4
   5.201%, 12/11/38                                       750                792
   05-PW10, A4
   5.405%, 12/11/40                                     1,855              1,982

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
NON-AGENCY--CONTINUED
   05-PWR8, A4
   4.674%, 6/11/41                                   $         85   $         89
   04-PWR5, A5
   4.978%, 7/11/42                                             75             80
   07-T28, A4
   5.742%, 9/11/42                                            780            844
   05-T20, A4A
   5.144%, 10/12/42(3)                                        475            511
   07-PW18, A4
   5.700%, 6/13/50                                             75             78
   07-PW18, AM
   6.084%, 6/13/50                                          1,475          1,473
Citicorp Mortgage Securities, Inc.
   03-11, 2A10
   5.500%, 12/25/33                                           220            222
Citigroup/Deutsche Bank
   Commercial Mortgage
   Trust 05-CD1, AM
   5.222%, 7/15/44(3)                                          90             92
   07-CD4, A4
   5.322%, 12/11/49                                           820            850
Credit Suisse First Boston
   Mortgage Securities Corp.
   03-8, 3A24,
   5.500%, 4/25/33                                            203            195
   03-CPN1, C
   4.763%, 3/15/35                                            100            100
Credit Suisse Mortgage Capital
   Certificates 06-C1, A3
   5.539%, 2/15/39 (3)                                      1,350          1,424
Entertainment Properties Trust
   03-EPR, A2 144A
   5.244%, 2/15/18 (4)                                         74             78
Extended Stay America Trust
   10-ESHA, D 144A
   5.498%, 11/5/27 (4)                                        235            231
GE Capital Commercial
   Mortgage Corp. 03-C1, C
   4.975%, 1/10/38 (3)                                        555            578
GMAC Commercial Mortgage
   Securities, Inc.
   98-C2, E 6.500%, 5/15/35                                    22             22
   04-C2, A3 5.134%, 8/10/38                                  850            898
   04-C2, A4 5.301%, 8/10/38                                  100            106
   04-C3, A4 4.547%, 12/10/41                                 180            183
Goldman Sachs Mortgage
   Securities Corp. II
   07-EOP, G 144A
   0.786%, 3/6/20(3)(4)                                       130            118
   07-EOP, H 144A
   0.916%, 3/6/20(3)(4)                                       110             99
   04-GG2, A4
   4.964%, 8/10/38                                            100            104
GSR Mortgage Loan Trust
   05-5F, 2A8
   5.500%, 6/25/35                                            180            182
JPMorgan Chase Commercial
   Mortgage Securities Corp.
   05-LDP2, AM
   4.780%, 7/15/42                                            105            106
   06-CB17, AM
   5.464%, 12/12/43                                           575            565
   05-LDP5, AM
   5.245%, 12/15/44(3)                                      1,030          1,062

                      Refer to Footnote Legend on page 21.

                        See Notes to Financial Statements

                     VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2010

($ reported in thousands)

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
NON-AGENCY--CONTINUED
   06-LDP7, AM
   5.872%, 4/15/45(3)                                $        780   $        809
   06-LDP7, A4
   5.872%, 4/15/45(3)                                         763            834
   06-LDP9, A3
   5.336%, 5/15/47                                            850            882
   07-LD12, A4
   5.882%, 2/15/51                                          1,100          1,165
JPMorgan Chase Commercial
   Mortgage Securities Trust
   09-IWST, A1 144A
   4.314%, 12/5/27 (4)                                         79             83
JPMorgan Mortgage Trust
   05-A1, 4A1
   4.779%, 2/25/35(3)                                         126            126
   05-A4, 3A1
   5.159%, 7/25/35(3)                                         104            100
   06-A1, B1
   4.586%, 2/25/36(3)                                         245             17
Lehman Brothers-UBS
   Commercial Mortgage Trust
   04-C7, A6 4.786%, 10/15/29                                  75             79
   06-C3, AM 5.712%, 3/15/39                                   25             25
   06-C6, A4 5.372%, 9/15/39                                  670            717
   07-C2, A2 5.303%, 2/15/40                                  215            221
   07-C2, A3 5.430%, 2/15/40                                  115            119
   07-C2, H 144A
   6.011%, 2/15/40(3)(4)                                    1,400             60
   05-C3, AM 4.794%, 7/15/40                                  670            683
   07-C6, A2 5.845%, 7/15/40                                  149            155
   07-C6, A4 5.858%, 7/15/40                                  350            368
   07-C7, A3 5.866%, 9/15/45                                  600            631
Lehman Brothers Commercial
   Conduit Mortgage Trust
   07-C3, A4 5.942%, 7/15/44 (3)                              400            428
Merrill Lynch Floating Trust
   08-LAQA, A1 144A
   0.802%, 7/9/21 (3)(4)                                      100             97
Merrill Lynch Mortgage
   Investors, Inc. 06-3, 2A1
   6.025%, 10/25/36 (3)                                        82             75
Merrill Lynch Mortgage Trust
   06-C1, AM
   5.656%, 5/12/39 (3)                                        110            113
Merrill Lynch-Countrywide
   Commercial Mortgage Trust
   06-3, A4 5.414%, 7/12/46                                   100            105
   06-4, A3 5.172%, 12/12/49                                1,350          1,397
Morgan Stanley Capital I
   06-T23, A4
   5.808%, 8/12/41(3)                                         135            148
   05-HQ5, A3
   5.007%, 1/14/42                                            960            983
   06-IQ12, A4
   5.332%, 12/15/43                                         1,600          1,695
   07-IQ14, A4
   5.692%, 4/15/49                                          1,020          1,057
Prudential Commercial Mortgage
   Trust 03-PWR1, D 144A
   4.775%, 2/11/36 (4)                                         50             49
RAAC 05-SP1, 2A2
   5.250%, 9/25/34                                             47             48

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
NON-AGENCY--CONTINUED
Residential Accredit Loans,
   Inc. 03-QS6, A4
   4.250%, 3/25/33                                   $        143   $        146
Residential Asset Mortgage
   Products, Inc. 04-SL1, A8
   6.500%, 11/25/31                                            95             95
Residential Asset Securitization
   Trust 04-A4, A5
   5.500%, 8/25/34                                            101            101
Residential Funding Mortgage
   Securities I, Inc. 06-S4, A2
   6.000%, 4/25/36                                             93             92
Salomon Brothers Mortgage
   Securities VII, Inc. 01-C1, D
   6.831%, 12/18/35                                            60             60
Structured Asset Securities
   Corp. 03-21, 2A2
   5.250%, 8/25/33                                            111            114
Timberstar Trust 06-1A, A 144A
   5.668%, 10/15/36 (4)                                     1,275          1,363
Wachovia Bank Commercial
   Mortgage Trust
   04-C12, A2
   5.001%, 7/15/41                                            190            192
   04-C12, A4
   5.305%, 7/15/41(3)                                       1,000          1,077
   05-C20, AMFX
   5.179%, 7/15/42                                            100            102
   07-C30, A5
   5.342%, 12/15/43                                           970            980
   05-C22, AM
   5.320%, 12/15/44(3)                                         40             41
   07-C33, A4
   5.903%, 2/15/51(3)                                       1,160          1,204
Wachovia Mortgage Loan
   Trust LLC 06-A, B1
   5.363%, 5/20/36 (3)                                        179              5
Washington Mutual Mortgage
   Pass-Through Certificates
   04-CB1, 5A
   5.000%, 6/25/19                                             66             68
   05-AR10, 1A2
   2.770%, 9/25/35(3)                                         775            696
Wells Fargo Mortgage Backed
   Securities Trust
   03-6, 1A1 5.000%, 6/25/18                                   56             57
   06-17, A1 5.500%, 11/25/21                                  37             38
   04-R, 2A1 2.872%, 9/25/34(3)                               137            132
   04-EE, 2A3 2.856%, 12/25/34(3)                              78             64
   05-AR4, 2A2 2.913%, 4/25/35(3)                             170            160
   05-AR4, 2A1 2.913%, 4/25/35(3)                              95             87
   05-9, 2A11 5.250%, 10/25/35                                  5              5
   05-9,1A6 5.500%, 10/25/35                                    6              6
   06-9, 1A15 6.000%, 8/25/36                                  44             44
   06-12, A2 6.000%, 10/25/36                                  85             82
   07-16, 1A7 6.000%, 12/28/37                                574            497
                                                                    ------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $34,770)                                                 37,906
                                                                    ------------
ASSET-BACKED SECURITIES--2.8%
AmeriCredit Automobile
   Receivables Trust
   10-1, B 3.720%, 11/17/14                                   175            181
   10-1, C 5.190%, 8/17/15                                     75             79

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
Ameriquest Mortgage
   Securities, Inc. 03-10, AF6
   4.710%, 11/25/33                                  $         94   $         95
Avis Budget Rental Car Funding/
   AESOP LLC 09-2A, A 144A
   5.680%, 2/20/14 (4)                                        175            187
Bombardier Capital Mortgage
   Securitization Corp. 99-A, A3
   5.980%, 1/15/18                                            777            685
Carmax Auto Owner Trust
   07-2, B 5.370%, 3/15/13                                    695            708
   09-2, A4 2.820%, 12/15/14                                  250            258
Chase Funding Mortgage Loan
   Asset-Backed Certificates 04-1,1A4
   4.111%, 8/25/30                                             18             19
CIT Group, Inc. 10-VT1A, B 144A
   3.880%, 9/16/13 (4)                                        100            104
Conseco Finance Securitizations
   Corp. 01-3, A4
   6.910%, 5/1/33                                           1,017          1,052
Conseco Financial Corp. 94-1,
   A5 7.650%, 4/15/19                                         151            157
Daimler Chrysler Auto
   Trust 08-B, A4A
   5.320%, 11/10/14                                           135            140
Ford Credit Auto Owner
   Trust 09-E, D 144A
   5.530%, 5/15/16 (4)                                        250            263
Ford Credit Floorplan Master
   Owner Trust 10-3, A1 144A
   4.200%, 2/15/17 (4)                                        200            211
GMAC Mortgage Corp. Loan Trust
   06-HE2, A3
   6.320%, 5/25/36                                            316            208
   06-HE3, A2
   5.750%, 10/25/36(3)                                        173            108
Harley-Davidson Motorcycle
   Trust 07-2, C
   5.410%, 8/15/15                                            640            662
JPMorgan Mortgage
   Acquisition Corp.
   06-CW2, AF3
   5.777%, 8/25/36                                            225            141
Lehman ABS Manufactured
   Housing Contract
   Trust 01-B, A4
   5.270%, 9/15/18                                             93             93
Popular ABS Mortgage
   Pass-Through Trust 05-5, AF3
   5.086%, 11/25/35 (3)                                       556            551
Saxon Asset Securities
   Trust 06-3 A2
   0.371%, 10/25/46 (3)                                        52             50
SVO MOI Mortgage Corp. 10-AA,
   A 144A 3.650%, 7/20/27 (4)                                 114            112
Tidewater Auto Receivables
   Trust 10-A, A 144A
   5.920%, 5/15/17 (4)                                        105            107
Wachovia Auto Loan Owner
   Trust 07-1, D
   5.650%, 2/20/13                                            100            101
                                                                    ------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $6,335)                                                   6,272
                                                                    ------------

                      Refer to Footnote Legend on page 21.

                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2010

($ reported in thousands)

                                                            PAR
                                                           VALUE        VALUE
                                                         ----------   ----------
CORPORATE BONDS--48.0%
CONSUMER DISCRETIONARY--4.7%
American Axle & Manufacturing
   Holdings, Inc. 144A
   9.250%, 1/15/17 (4)                                   $      300   $      337
Boyd Gaming Corp. 144A
   9.125%, 12/1/18 (4)                                          210          208
Cengage Learning
   Acquisitions, Inc. 144A
   10.500%, 1/15/15 (4)                                         350          363
Citadel Broadcasting Corp. 144A
   7.750%, 12/15/18 (4)                                         105          109
DigitalGlobe, Inc.
   10.500%, 5/1/14                                              110          126
DIRECTV Holdings LLC/DIRECTV
   Financing Co., Inc.
   6.375%, 6/15/15                                              100          103
Dunkin Finance Corp. 144A
   9.625%, 12/1/18 (4)                                          450          457
Eastman Kodak Co.
   7.250%, 11/15/13                                              54           53
Gateway Casinos &
   Entertainment Ltd. 144A
   8.875%, 11/15/17 (4)                                         160 CAD      166
Glencore Funding LLC 144A
   6.000%, 4/15/14 (4)                                        1,150        1,215
Harrah's Operating Co., Inc. 144A
   12.750%, 4/15/18 (4)                                          80           81
Hertz Corp. (The)
   10.500%, 1/1/16                                              150          159
International Game Technology
   7.500%, 6/15/19                                              160          180
   5.500%, 6/15/20                                              125          126
inVentiv Health, Inc. 144A
   10.000%, 8/15/18 (4)                                         330          332
Isle of Capri Casinos, Inc.
   7.000%, 3/1/14                                               350          345
Landry's Restaurants, Inc.
   11.625%, 12/1/15                                             140          150
McJunkin Red Man Corp. 144A
   9.500%, 12/15/16 (4)                                          50           48
Mediacom LLC/Mediacom
   Capital Corp.
   9.125%, 8/15/19                                              250          256
MGM Resorts International, Inc.
   10.375%, 5/15/14                                               3            3
   7.625%, 1/15/17                                              350          329
   11.125%, 11/15/17                                            275          318
Mobile Mini, Inc.
   6.875%, 5/1/15                                               270          275
Nissan Motor Acceptance Corp.
   144A 4.500%, 1/30/15 (4)                                      75           78
Pokagon Gaming Authority 144A
   10.375%, 6/15/14 (4)                                         117          123
QVC, Inc.
   144A 7.125%, 4/15/17(4)                                       50           53
   144A 7.500%, 10/1/19(4)                                      570          603
Royal Caribbean Cruises Ltd.
   7.000%, 6/15/13                                               50           53
   6.875%, 12/1/13                                            1,250        1,331
Scientific Games International, Inc.
   9.250%, 6/15/19                                              260          270

                                                            PAR
                                                           VALUE        VALUE
                                                         ----------   ----------
CONSUMER DISCRETIONARY--CONTINUED
Seminole Hard Rock Entertainment,
   Inc./Seminole Hard Rock
   International LLC 144A
   2.802%, 3/15/14 (3)(4)                                $      150   $      138
Seneca Gaming Corp. 144A
   8.250%, 12/1/18 (4)                                           55           55
Toys "R" Us Property Co., LLC
   8.500%, 12/1/17                                              400          432
TRW Automotive, Inc. 144A
   8.875%, 12/1/17 (4)                                           80           90
United Rentals North America, Inc.
   10.875%, 6/15/16                                             280          321
Universal City Development
   Partners Ltd./Universal City
   Development Partners
   Finance, Inc.
   8.875%, 11/15/15                                              55           59
   10.875%, 11/15/16                                            150          165
Univision Communications,
   Inc. 144A
   7.875%, 11/1/20 (4)                                          100          105
Videotron Ltee
   6.375%, 12/15/15                                             395          406
   9.125%, 4/15/18                                               83           93
Wyndham Worldwide Corp.
   6.000%, 12/1/16                                               35           37
   5.750%, 2/1/18                                                15           15
   7.375%, 3/1/20                                               395          435
                                                                      ----------
                                                                          10,601
                                                                      ----------
CONSUMER STAPLES--1.4%
American Achievement Corp. 144A
   10.875%, 4/15/16 (4)                                         335          344
BFF International Ltd. 144A
   7.250%, 1/28/20 (4)                                          100          105
Bunge Ltd. Finance Corp.
   8.500%, 6/15/19                                              250          293
Constellation Brands, Inc.
   8.375%, 12/15/14                                             280          307
Dean Holding Co.
   6.900%, 10/15/17                                              50           44
Michael Foods, Inc. 144A
   9.750%, 7/15/18 (4)                                          225          247
Reynolds Group Issuer, Inc./
   Reynolds Group Issuer LLC/
   Reynolds Group Issuer 144A
   9.000%, 4/15/19 (4)                                          135          141
Rite Aid Corp.
   8.000%, 8/15/20                                              110          115
SABMiller plc 144A
   6.625%, 8/15/33 (4)                                           75           82
Tyson Foods, Inc.
   10.500%, 3/1/14                                               60           71
UST, Inc.
   5.750%, 3/1/18                                               500          534
Yankee Acquisition Corp.
   Series B,
   9.750%, 2/15/17                                              815          854
                                                                      ----------
                                                                           3,137
                                                                      ----------

                                                            PAR
                                                           VALUE        VALUE
                                                         ----------   ----------
ENERGY--7.1%
Anadarko Petroleum Corp.
   6.375%, 9/15/17                                       $      540   $      588
   8.700%, 3/15/19                                               75           92
Antero Resources Finance Corp.
   9.375%, 12/1/17                                              250          263
Buckeye Partners LP
   6.050%, 1/15/18                                               15           17
Carrizo Oil & Gas, Inc. 144A
   8.625%, 10/15/18 (4)                                         215          223
Cloud Peak Energy Resources
   LLC/Cloud Peak Energy
   Finance Corp.
   8.250%, 12/15/17                                              80           86
Coffeyville Resources Inc. LLC/
   Coffeyville Finance, Inc., 144A
   10.875%, 4/1/17 (4)                                          500          540
Denbury Resources, Inc.
   7.500%, 12/15/15                                             135          140
Energy Transfer Equity LP
   7.500%, 10/15/20                                              70           72
Energy XXI Gulf Coast, Inc. 144A
   9.250%, 12/15/17 (4)                                         500          521
Expro Finance Luxembourg
   SCA 144A
   8.500%, 12/15/16 (4)                                         730          701
Frontier Oil Corp.
   6.875%, 11/15/18                                             195          200
Gazprom International SA 144A
   7.201%, 2/1/20 (4)                                           580          616
Gazprom OAO (Gaz Capital SA)
   144A 6.212%, 11/22/16(4)                                   1,890        2,003
   144A 8.146%, 4/11/18(4)                                      145          168
   144A 6.510%, 3/7/22(4)                                       520          530
Helix Energy Solutions Group,
   Inc. 144A
   9.500%, 1/15/16 (4)                                          413          426
Hercules Offshore, Inc. 144A
   10.500%, 10/15/17 (4)                                        375          312
Hilcorp Energy I LP/Hilcorp
   Finance Co. 144A
   7.750%, 11/1/15 (4)                                          625          648
KazMunaiGaz Finance Sub BV
   144A 8.375%, 7/2/13 (4)                                      100          110
Kern River Funding Corp. 144A
   4.893%, 4/30/18 (4)                                           61           63
Lukoil International Finance BV
   144A 6.375%, 11/5/14(4)                                      100          107
   144A 7.250%, 11/5/19(4)                                      300          324
NAK Naftogaz Ukraine
   9.500%, 9/30/14                                              100          109
OPTI Canada, Inc.
   7.875%, 12/15/14                                             400          284
Petrohawk Energy Corp.
   10.500%, 8/1/14                                            1,000        1,145
Petroleos de Venezuela SA
   5.250%, 4/12/17                                            1,500          862
Pioneer Drilling Co.
   9.875%, 3/15/18                                              125          133
Precision Drilling Corp. 144A
   6.625%, 11/15/20 (4)                                         105          107
Pride International, Inc.
   8.500%, 6/15/19                                              605          688

                      Refer to Footnote Legend on page 21.

                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2010

($ reported in thousands)

                                                            PAR
                                                           VALUE        VALUE
                                                         ----------   ----------
ENERGY--CONTINUED
Rowan Cos., Inc.
   5.000%, 9/1/17                                        $       65   $       66
SEACOR Holdings, Inc.
   7.375%, 10/1/19                                               50           52
Swift Energy Co.
   8.875%, 1/15/20                                              500          544
Transocean, Inc.
   4.950%, 11/15/15                                              45           47
   6.500%, 11/15/20                                             625          664
   Series C, 1.500%, 12/15/37                                   500          484
Venoco, Inc.
   11.500%, 10/1/17                                             400          429
Weatherford International Ltd.
   9.625%, 3/1/19                                               567          728
Western Refining, Inc.
   144A 10.750%, 6/15/14(3)(4)                                   65           70
   144A 11.250%, 6/15/17(4)                                     935        1,014
                                                                      ----------
                                                                          16,176
                                                                      ----------
FINANCIALS--21.0%
ABH Financial Ltd.
   (Alfa Markets Ltd.) 144A
   8.200%, 6/25/12 (4)                                          250          266
Agile Property Holdings Ltd. 144A
   10.000%, 11/14/16 (4)                                        100          109
Alfa Invest Ltd. 144A
   9.250%, 6/24/13 (4)                                          575          622
Allstate Corp.
   6.125%, 5/15/37(3)                                         1,390        1,387
Ally Financial, Inc.
   6.875%, 9/15/11                                              652          673
American General Finance Corp.
   5.400%, 12/1/15                                              650          516
Americo Life, Inc. 144A
   7.875%, 5/1/13 (4)                                           200          218
AmSouth Bank N.A. Series AI
   4.850%, 4/1/13                                               700          679
AON Corp.
   3.500%, 9/30/15                                               20           20
Assurant, Inc.
   5.625%, 2/15/14                                               75           79
   6.750%, 2/15/34                                               75           74
Atlantic Finance Ltd. 144A
   10.750%, 5/27/14 (4)                                         750          787
Avalonbay Communities, Inc.
   5.700%, 3/15/17                                               50           55
Banco Bradesco SA 144A
   5.900%, 1/16/21 (4)                                          600          601
Banco Santander SA
   144A 4.500%, 4/6/15(4)                                       300          306
   144A 3.750%, 9/22/15(4)                                      100          100
Unipersonal 144A
   3.781%, 10/7/15(4)                                           100           94
Banco Votorantim SA 144A
   7.375%, 1/21/20 (4)                                          450          474
Bank of America Corp.
   5.420%, 3/15/17                                              600          595
Capital Trust XI
   6.625%, 5/23/36(10)                                          525          505
Barclays Bank plc
   144A 6.050%, 12/4/17(4)                                      435          446
   144A 7.375%(3)(4)(9)(10)                                     100           99
   144A 5.926%(3)(4)(9)(10)                                     600          534

                                                            PAR
                                                           VALUE        VALUE
                                                         ----------   ----------
FINANCIALS--CONTINUED
Berkley (W.R.) Corp.
   5.875%, 2/15/13                                       $       75   $       79
Blackstone Holdings Finance
   Co., LLC 144A
   6.625%, 8/15/19 (4)                                          340          349
Brandywine Operating
   Partnership LP
   7.500%, 5/15/15                                               70           77
Bumble Bee Acquisition Corp.
   144A 9.000%, 12/15/17 (4)                                     75           78
Capital One
   Financial Corp.
   6.150%, 9/1/16                                               575          623
   Capital VI
   8.875%, 5/15/40(10)                                          400          417
Chubb Corp.
   6.375%, 3/29/67(3)                                         1,390        1,449
CIT Group, Inc.
   7.000%, 5/1/13                                               515          526
   7.000%, 5/1/14                                                22           22
   7.000%, 5/1/15                                                22           22
   7.000%, 5/1/16                                                37           37
Citigroup, Inc.
   4.875%, 5/7/15                                             1,750        1,787
   5.500%, 2/15/17                                              525          543
City National Corp.
   5.250%, 9/15/20                                              425          416
CNA Financial Corp.
   5.850%, 12/15/14                                              75           79
Colonial Realty LP
   4.800%, 4/1/11                                                72           72
Comerica Bank
   5.700%, 6/1/14                                               100          108
Crown Castle Towers LLC
   144A 4.523%, 1/15/35(4)                                       75           78
   144A 3.214%, 8/15/35(4)                                       50           49
   144A 5.495%, 1/15/37(4)                                       85           89
Discover Bank
   7.000%, 4/15/20                                              550          591
DuPont Fabros Technology LP
   8.500%, 12/15/17                                             625          672
Equity One, Inc.
   6.250%, 12/15/14                                              40           42
Farmers Insurance Exchange 144A
   8.625%, 5/1/24 (4)                                            75           82
Fidelity National Financial
   Services, Inc.
   6.600%, 5/15/17                                              600          599
Fifth Third Bancorp
   4.500%, 6/1/18                                               305          294
Fifth Third Capital Trust IV
   6.500%, 4/15/67(3)                                           500          475
First Horizon National Corp.
   4.500%, 5/15/13                                               50           50
First Niagara Financial Group, Inc.
   6.750%, 3/19/20                                              375          391
First Tennessee Bank N.A.
   5.050%, 1/15/15                                              350          348
First Tennessee Capital I
   Series A, 8.070%, 1/6/27(10)                                 525          526
Ford Motor Credit Co., LLC
   8.000%, 6/1/14                                               735          810
   6.625%, 8/15/17                                              205          216
   8.125%, 1/15/20                                              200          233


                                                            PAR
                                                           VALUE        VALUE
                                                         ----------   ----------
FINANCIALS--CONTINUED
Genworth Financial, Inc.
   5.750%, 6/15/14                                       $      485   $      503
   6.515%, 5/22/18                                              440          447
Glen Meadow Pass-Through
   Trust 144A
   6.505%, 2/12/67 (3)(4)                                       950          796
GMAC LLC
   7.250%, 3/2/11                                               791          799
   6.000%, 12/15/11                                             633          652
Goldman Sachs Group, Inc. (The)
   5.950%, 1/18/18                                              480          521
   7.500%, 2/15/19                                              384          448
HBOS plc 144A
   6.750%, 5/21/18 (4)                                          200          187
Hudson United Bank
   7.000%, 5/15/12                                               80           86
Huntington Bancshares, Inc.
   7.000%, 12/15/20                                             100          105
Huntington National Bank (The)
   6.600%, 6/15/18                                              250          254
Hyundai Capital Services, Inc.
   144A 6.000%, 5/5/15 (4)                                      100          108
ICICI Bank Ltd.
   144A 5.750%, 11/16/20(4)                                     325          323
   144A 6.375%, 4/30/22(3)(4)                                   625          627
International Lease Finance Corp.
   4.750%, 1/13/12                                              350          354
Kazkommerts Bank International BV
   RegS 8.500%, 4/16/13(5)                                      500          493
   RegS 8.000%, 11/3/15(5)                                    1,000          936
KeyCorp
   6.500%, 5/14/13                                               75           81
Kimco Realty Corp.
   6.875%, 10/1/19                                              300          339
Kingsway America, Inc.
   7.500%, 2/1/14                                               125          119
Landry's Holdings, Inc. 144A
   11.500%, 6/1/14 (4)                                          275          271
Liberty Mutual Group, Inc.
   144A 5.750%, 3/15/14(4)                                      200          208
   144A 7.000%, 3/15/34(4)                                      150          142
Liberty Mutual Insurance Co.
   144A 8.500%, 5/15/25 (4)                                      25           29
Lincoln National Corp.
   8.750%, 7/1/19                                               360          450
   6.050%, 4/20/67(3)                                           365          340
Lloyds Banking Group Capital
   No.1 plc
   7.875%, 11/1/20                                              400          364
Lloyds TSB Bank plc
   144A 4.375%, 1/12/15(4)                                      100          100
   144A 6.500%, 9/14/20(4)                                      600          552
Markel Corp.
   6.800%, 2/15/13                                              175          185
Mercantile Bankshares Corp.
   Series B,
   4.625%, 4/15/13                                               84           88
Merrill Lynch & Co., Inc.
   6.150%, 4/25/13                                               75           80
Morgan Stanley
   5.750%, 10/18/16                                             280          299
   144A 10.090%, 5/3/17(4)                                    1,250 BRL      732
New York Life Insurance Co.
   144A 5.875%, 5/15/33 (4)                                     100          106

                      Refer to Footnote Legend on page 21.

                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2010

($ reported in thousands)

                                                          PAR
                                                         VALUE         VALUE
                                                     ------------   ------------
FINANCIALS--CONTINUED
NYMAGIC, Inc.
   6.500%, 3/15/14                                   $        150   $        134
OJSC AK Transneft
   (TransCapitalInvest Ltd.)
   144A 5.670%, 3/5/14 (4)                                    880            933
One Beacon U.S. Holdings
   5.875%, 5/15/13                                            175            181
OneAmerica Financial Partners, Inc.
   144A 7.000%, 10/15/33 (4)                                  175            153
Petroplus Finance Ltd. 144A
   6.750%, 5/1/14 (4)                                         500            463
Pinnacle Foods Finance LLC
   9.250%, 4/1/15                                              75             78
Progressive Corp. (The)
   6.250%, 12/1/32                                             75             81
ProLogis
   7.625%, 8/15/14                                             75             85
   6.625%, 5/15/18                                            310            329
Prudential Financial, Inc.
   8.875%, 6/15/68(3)                                         550            639
Regions Financial Corp.
   7.750%, 11/10/14                                           225            234
   5.750%, 6/15/15                                            200            196
Resona Bank Ltd. 144A(9)(10)
   5.850%(3)(4)                                             1,250          1,249
Royal Bank of Scotland Group
   plc (The)
   7.648%(3)(9)(10)                                           450            379
Royal Bank of Scotland plc (The)
   4.875%, 3/16/15                                            385            394
   3.950%, 9/21/15                                             35             34
   5.625%, 8/24/20                                            750            746
Russian Agricultural Bank
   OJSC (RSHB Capital SA)
   144A 9.000%, 6/11/14(4)                                    120            135
   144A 6.299%, 5/15/17(4)                                    715            719
SLM Corp.
   5.450%, 4/25/11                                            250            252
   3.292%, 1/31/14(3)                                          50             46
   5.375%, 5/15/14                                            400            402
   8.450%, 6/15/18                                            950            987
Societe Generale
   144A 3.100%, 9/14/15(4)                                    100             98
   144A 5.922%(3)(4)(9)(11)                                   550            486
Sovereign Bank
   8.750%, 5/30/18                                            600            654
SunTrust Bank
   5.400%, 4/1/20                                             250            248
SunTrust Banks, Inc.
   6.000%, 9/11/17                                             75             79
Suntrust Capital Vlll
   6.100%, 12/1/66(3)                                         750            686
TNK-BP Finance SA
   RegS 6.125%, 3/20/12(5)                                    115            121
   144A 7.500%, 3/13/13(4)                                    425            461
Unum Group
   7.125%, 9/30/16                                            305            343
Vnesheconombank Via/
   Vnesheconombank Finance
   Ltd. 144A
   6.902%, 7/9/20 (4)                                         500            524

                                                          PAR
                                                         VALUE         VALUE
                                                     ------------   ------------
FINANCIALS--CONTINUED
WEA Finance LLC/WT Finance
   Australia 144A
   5.750%, 9/2/15 (4)                                $         75   $         81
Webster Financial Corp.
   5.125%, 4/15/14                                            230            224
Woori Bank
   144A 4.750%, 1/20/16(4)                                    125            128
   144A 6.125%, 5/3/16(3)(4)                                1,000          1,013
XL Capital Ltd.
   5.250%, 9/15/14                                             85             88
Zions Bancorp
   7.750%, 9/23/14                                            145            151
   6.000%, 9/15/15                                            125            124
                                                                    ------------
                                                                          47,950
                                                                    ------------
HEALTH CARE--0.9%
Bio-Rad Laboratories, Inc.
   4.875%, 12/15/20                                           385            374
Fresenius Medical Care Capital
   Trust IV
   7.875%, 6/15/11                                             25             25
Mylan, Inc. 144A
   7.625%, 7/15/17 (4)                                        113            121
Omnicare, Inc.
   7.750%, 6/1/20                                             185            191
Patheon, Inc. 144A
   8.625%, 4/15/17 (4)                                         10             10
Rotech Healthcare, Inc. 144A
   10.750%, 10/15/15 (4)                                       75             77
Select Medical Corp.
   7.625%, 2/1/15                                             555            558
U.S. Oncology, Inc.
   9.125%, 8/15/17                                            437            541
Universal Health Services
   Escrow Corp. 144A
   7.000%, 10/1/18 (4)                                        135            139
                                                                    ------------
                                                                           2,036
                                                                    ------------
INDUSTRIALS--2.9%
America West Airlines 00-1G
   8.057%, 1/2/22                                              52             55
AWAS Aviation Capital Ltd. 144A
   7.000%, 10/15/16 (4)                                       100            100
CHC Helicopter SA 144A
   9.250%, 10/15/20 (4)                                       325            338
Continental Airlines, Inc. 98-1A,
   6.648%, 3/15/19                                            711            741
DRS Technologies, Inc.
   6.625%, 2/1/16                                             500            516
GATX Corp.
   4.750%, 5/15/15                                             60             63
General Cable Corp.
   7.125%, 4/1/17                                             500            518
Global Aviation Holdings, Inc.
   14.000%, 8/15/13                                           395            429
Kennametal, Inc.
   7.200%, 6/15/12                                            225            237
Kratos Defense & Security
   Solutions, Inc.
   10.000%, 6/1/17                                            500            556

                                                          PAR
                                                         VALUE         VALUE
                                                     ------------   ------------
INDUSTRIALS--CONTINUED
Liberty Tire Recycling 144A
   11.000%, 10/1/16 (4)                              $        165   $        177
Marquette Transportation Co./
   Marquette Transportation
   Finance Corp. 144A
   10.875%, 1/15/17 (4)                                       125            128
Owens Corning, Inc.
   6.500%, 12/1/16                                            745            789
PharmaNet Development
   Group, Inc. 144A
   10.875%, 4/15/17 (4)                                       280            293
Precision Castparts Corp.
   5.600%, 12/15/13                                           150            166
Ryder System, Inc.
   3.600%, 3/1/16                                              30             30
Teekay Corp.
   8.500%, 1/15/20                                            225            246
Thermadyne Holdings Corp.
   144A 9.000%, 12/15/17 (4)                                  500            518
Toledo Edison Co. (The)
   7.250%, 5/1/20                                              30             35
Voto-Votorantim Ltd. 144A
   6.750%, 4/5/21 (4)                                         600            630
                                                                    ------------
                                                                           6,565
                                                                    ------------
INFORMATION TECHNOLOGY--1.6%
Agilent Technologies, Inc.
   5.500%, 9/14/15                                             35             38
Broadridge Financial Solutions, Inc.
   6.125%, 6/1/17                                           1,000          1,016
Crown Castle Holdings GS V LLC/
   Crown Castle GS III Corp. 144A
   7.750%, 5/1/17 (4)                                          75             82
Freescale Semiconductor, Inc.
   10.125%, 12/15/16                                          300            317
Jabil Circuit, Inc.
   7.750%, 7/15/16                                             48             54
   8.250%, 3/15/18                                            900          1,024
Seagate HDD Cayman 144A
   7.750%, 12/15/18 (4)                                       600            610
Sorenson Communications, Inc.
   144A 10.500%, 2/1/15 (4)                                   350            215
Spansion LLC 144A
   7.875%, 11/15/17 (4)                                       300            299
Sungard Data Systems, Inc.
   144A 7.375%, 11/15/18 (4)                                  100            101
                                                                    ------------
                                                                           3,756
                                                                    ------------
MATERIALS--5.5%
ABI Escrow Corp. 144A
   10.250%, 10/15/18 (4)                                      500            550
Allegheny Technologies, Inc.
   9.375%, 6/1/19                                           1,065          1,244
Bemis Co., Inc.
   5.650%, 8/1/14                                              20             22
Catalyst Paper Corp.
   7.375%, 3/1/14                                           1,105            829
Celanese U.S. Holdings LLC
   144A 6.625%, 10/15/18 (4)                                   45             47

                      Refer to Footnote Legend on page 21.

                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2010

($ reported in thousands)

                                                          PAR
                                                         VALUE         VALUE
                                                     ------------   ------------
MATERIALS--CONTINUED
Commercial Metals Co.
   7.350%, 8/15/18                                   $        140   $        142
CRH America, Inc.
   5.750%, 1/15/21                                            750            742
Edgen Murray Corp.
   12.250%, 1/15/15                                           350            306
Georgia-Pacific LLC
   144A 7.125%, 1/15/17(4)                                    800            856
   144A 5.400%, 11/1/20(4)                                     75             74
Gerdau Holdings, Inc. 144A
   7.000%, 1/20/20 (4)                                        200            220
Graham Packaging Co., LP/
   GPC Capital Corp I
   8.250%, 10/1/18                                            110            116
Hanson Australia Funding Ltd.
   5.250%, 3/15/13                                            125            128
Huntsman International LLC
   144A 8.625%, 3/15/21 (4)                                   125            136
Ineos Group Holdings plc 144A
   8.500%, 2/15/16 (4)                                      1,450          1,388
Lyondell Chemical Co.
   11.000%, 5/1/18                                            250            284
Nova Chemicals Corp.
   3.568%, 11/15/13(3)                                      1,568          1,548
Oxea Finance/Cy SCA 144A
   9.500%, 7/15/17 (4)                                        355            387
Plastipak Holdings, Inc. 144A
   8.500%, 12/15/15 (4)                                       500            518
Ryerson, Inc.
   12.000%, 11/1/15                                           400            421
Severstal Oao Via Steel Capital SA
   144A 6.700%, 10/25/17 (4)                                  100             99
Solo Cup Co.
   8.500%, 2/15/14                                            375            339
Steel Dynamics, Inc.
   7.375%, 11/1/12                                            337            357
USG Corp. 144A
   9.750%, 8/1/14 (4)                                          13             14
Vedanta Resources plc
   144A 8.750%, 1/15/14(4)                                    100            107
   144A 9.500%, 7/18/18(4)                                    625            687
Verso Paper Holdings LLC/
   Verso Paper, Inc.
   11.500%, 7/1/14                                             50             55
   Series B, 4.037%, 8/1/14(3)                                 85             77
   Series B, 11.375%, 8/1/16                                  850            856
                                                                    ------------
                                                                          12,549
                                                                    ------------
TELECOMMUNICATION SERVICES--2.3%
Axtel SAB de C.V. 144A
   9.000%, 9/22/19 (4)                                         12             11
Clearwire Communications LLC/
   Clearwire Finance, Inc.
   144A 12.000%, 12/1/15(4)                                   100            109
   144A 12.000%, 12/1/15(4)                                    85             92
Embarq Corp.
   6.738%, 6/1/13                                              50             54
Frontier Communications Corp.
   7.875%, 4/15/15                                            295            324
   8.125%, 10/1/18                                            150            165
ITC DeltaCom, Inc.
   10.500%, 4/1/16                                            400            437

                                                          PAR
                                                         VALUE         VALUE
                                                     ------------   ------------
TELECOMMUNICATION SERVICES--CONTINUED
Nextel Communications, Inc.
   Series E 6.875%, 10/31/13                         $        235   $        237
   Series D 7.375%, 8/1/15                                  1,075          1,082
OJSC Vimpel Communications
   (VIP Finance Ireland Ltd.)
   144A 8.375%, 4/30/13(4)                                    100            109
   144A 9.125%, 4/30/18(4)                                    250            286
Qwest Corp.
   8.375%, 5/1/16                                             300            355
   6.500%, 6/1/17                                             307            333
SBA Tower Trust 144A
   4.254%, 4/15/40 (4)                                        115            119
Telecom Italia Capital SA
   6.175%, 6/18/14                                            100            106
Telemar Norte Leste SA 144A
   5.500%, 10/23/20 (4)                                       245            236
West Corp. 144A
   7.875%, 1/15/19 (4)                                        420            428
Wind Acquisition Finance SA
   144A 11.750%, 7/15/17 (4)                                  350            396
Windstream Corp.
   7.000%, 3/15/19                                            250            248
                                                                    ------------
                                                                           5,127
                                                                    ------------
UTILITIES--0.6%
Allegheny Energy Supply Co. LLC
   144A 8.250%, 4/15/12 (4)                                   290            311
Centrais Eletricas Brasileiras SA
   144A 6.875%, 7/30/19 (4)                                   135            152
Israel Electric Corp., Ltd. 144A
   7.250%, 1/15/19 (4)                                        345            380
Midwest Generation LLC
   Series B
   8.560%, 1/2/16                                             174            175
Suburban Propane Partners LP/
   Suburban Energy Finance Corp.
   7.375%, 3/15/20                                            150            161
Texas Competitive Electric Holdings
   Co. LLC Series A
   10.250%, 11/1/15                                           396            226
TransAlta Corp.
   4.750%, 1/15/15                                             35             37
                                                                    ------------
                                                                           1,442
                                                                    ------------
TOTAL CORPORATE BONDS
   (IDENTIFIED COST $103,044)                                            109,339
                                                                    ------------
LOAN AGREEMENTS(3)--15.8%
CONSUMER DISCRETIONARY--5.6%
AMF Bowling Worldwide, Inc.
   Tranche B, 2.763%, 6/7/13                                  835            747
Bourland & Leverich Supply Co.
   Tranche, 11.000%, 8/19/15                                  296            304
Building Materials Holdings Corp.
   Tranche, 3.000%, 1/5/15 (6)                                 51             41
Caesars Entertainment Operating Co., Inc.
   Tranche B-2,
   3.288%, 1/28/15                                            562            510
   Tranche B-4,
   9.500%, 10/31/16                                            30             31
Cengage Learning Acquisitions, Inc.
   Tranche, 2.550%, 7/3/14                                    801            757

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------    ------------
CONSUMER DISCRETIONARY--CONTINUED
Charter Communications Operating LLC
   Tranche B-1,
   2.270%, 3/6/14                                    $         89    $         88
   Tranche C,
   3.560%, 9/6/16                                             857             846
DineEquity, Inc. Tranche,
   6.000%, 10/19/17                                           162             165
Dunkin Brands, Inc. Tranche B,
   5.750%, 11/23/17                                           346             351
Filmyard Holdings LLC Tranche,
   7.750%, 6/22/16                                            185             187
Focus Brands, Inc. Tranche,
   7.250%, 11/5/16                                            165             167
Gateway Casinos & Entertainment Ltd.
   Tranche B, 6.500%, 11/2/15                                 264 CAD         267
Getty Images, Inc. Tranche,
   5.250%, 11/7/16                                            259             262
Guitar Center, Inc. Tranche,
   3.770%, 10/9/14                                            225             210
HHI Group Holdings LLC Tranche,
   10.500%, 3/30/15                                           193             196
Intelsat Jackson Holding Ltd.
   Tranche, 3.290%, 2/1/14                                     90              86
InVentiv Health, Inc. Tranche B,
   6.500%, 8/4/16                                             249             251
Isle of Capri Casinos, Inc.
   Tranche DD-A,
   5.000%, 11/25/13                                            11              11
   Tranche, 5.000%, 11/25/13                                   31              31
   Tranche DD-B,
   5.000%, 11/25/13                                            12              12
Landry's Restaurant, Inc. Tranche,
   6.850%, 11/30/13                                           305             307
Las Vegas Sands LLC
   Tranche B,
   3.030%, 11/23/16                                           243             234
   Tranche DD-I,
   3.030%, 11/23/16                                            49              47
Mediacom Illinois LLC Tranche D,
   5.500%, 3/31/17                                             87              87
Metaldyne LLC Tranche,
   7.750%, 10/22/16                                           374             378
Midcontinent Communications
   Tranche B,
   6.500%, 12/31/16                                           294             298
Neiman Marcus Group, Inc. (The)
   Tranche B-2,
   4.303%, 4/6/16                                           1,782           1,768
Nielsen Finance LLC Tranche B,
   4.014%, 5/1/16                                             426             427
Ozburn-Hessey Holding Co., LLC
   Tranche, 7.500%, 4/8/16                                    323             327
Sports Authority, Inc. (The)
   Tranche B,
   7.500%, 11/16/17                                           275             276
Toys "R" Us, Inc. Tranche,
   6.000%, 9/1/16                                              50              50
Transtar Industries, Inc. Tranche,
   10.75%, 12/21/17                                           275             272
United Components, Inc.
   Tranche, 6.250%, 3/23/17                                   209             212
Universal City Development Partners Ltd.
   Tranche, 5.500%, 11/6/14                                    74              75

                      Refer to Footnote Legend on page 21.

                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2010

($ reported in thousands)

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
CONSUMER DISCRETIONARY--CONTINUED
Univision Communications, Inc.
   Tranche, 4.511%, 3/31/17                          $      1,354   $      1,290
Visant Corp. Tranche B,
   7.000%, 12/22/16                                           125            126
Vision Solutions, Inc. Tranche,
   7.750%, 7/23/16                                            481            480
VWR Funding, Inc. Tranche,
   2.761%, 6/30/14                                            613            596
                                                                    ------------
                                                                          12,770
                                                                    ------------
CONSUMER STAPLES--0.4%
JohnsonDiversey, Inc. Tranche B,
   5.250%, 11/24/15                                            43             43
Revlon Consumer Products Corp.
   Tranche, 6.000%, 3/11/15                                   571            574
Reynolds Group Holdings Ltd.
   Tranche, 6.750%, 5/5/16                                     25             25
Spectrum Brands, Inc. Tranche,
   8.000%, 6/16/16                                            302            309
Viking Acquisition, Inc. Tranche,
   6.000%, 11/5/16                                             50             50
                                                                    ------------
                                                                           1,001
                                                                    ------------
ENERGY--0.1%
Big West Oil LLC Tranche,
   7.000%, 3/31/16                                            150            152
Venoco, Inc. Tranche C,
   4.313%, 5/7/14                                             184            177
                                                                    ------------
                                                                             329
                                                                    ------------
FINANCIALS--0.9%
AGFS Funding Co. Tranche,
   7.250%, 4/21/15                                             45             46
Agile Property Holdings Ltd.
   Tranche, 3.011%, 1/25/13                                   560            510
Asurion Corp. Tranche B-2,
   6.750%, 3/31/15                                            350            352
Delos Aircraft, Inc. Tranche 2,
   7.000%, 3/17/16                                             70             71
Fifth Third Processing Solutions LLC
   Tranche, 8.250%, 11/3/17                                   475            485
Fortress Invest Group LLC Tranche,
   5.750%, 10/7/15                                             35             35
International Lease Finance Corp.
   Tranche 1, 6.750%, 3/17/15                                  95             97
Pinnacle Foods Finance LLC Tranche,
   2.761%, 4/2/14                                              44             43
Synatech Holdings, Inc. Tranche,
   2.270%, 4/2/14                                             494            446
                                                                    ------------
                                                                           2,085
                                                                    ------------
HEALTH CARE--1.1%
Ardent Health Services LLC
   Tranche, 6.500%, 9/15/15                                   496            498
Aveta, Inc. Tranche B,
   8.500%, 4/14/15                                            245            243
Medical Card Systems, Inc.
   Tranche, 12.000%, 9/17/15                                  370            373
MMM Holdings, Inc. Tranche B,
   8.500%, 4/14/15                                            245            243

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
HEALTH CARE--CONTINUED
Multiplan, Inc. Tranche,
   6.500%, 8/26/17                                   $         29   $         29
NBTY, Inc. Tranche B,
   6.250%, 10/1/17                                             25             25
RehabCare Group, Inc. Tranche B,
   6.000%, 11/24/15                                           129            129
Res-Care, Inc. Tranche B,
   6.250%, 12/22/16                                           350            345
Sheridan Healthcare, Inc. Tranche B,
   4.053%, 6/15/14                                            100             98
Smile Brands, Inc. Tranche B,
   7.000%, 12/7/17                                            375            373
Vanguard Health Holding Co., LLC
   Tranche, 5.000%, 1/29/16                                    45             45
Warner Chilcott Co., LLC
   Tranche B-3,
   6.500%, 2/22/16                                             29             30
                                                                    ------------
                                                                           2,431
                                                                    ------------
INDUSTRIALS--2.2%
Alliance Laundry Holdings, Inc.
   Tranche, 6.250%, 9/30/16                                   587            595
ARAMARK Corp.
   Letter of Credit 1,
   2.131%, 1/26/14                                              1              1
   Tranche, 2.178%, 1/26/14                                    12             11
   Letter of Credit 2,
   3.509%, 7/26/16                                              2              2
   Tranche B, 3.553%, 7/26/16                                  26             26
Brickman Group Holdings, Inc.
   Tranche B,
   7.250%, 10/14/16                                           300            304
Bucyrus International, Inc.
   Tranche C, 4.250%, 2/19/16                                 169            170
Ceridian Corp. Tranche,
   3.271%, 11/9/14                                          1,229          1,173
Goodman Global, Inc. Tranche,
   9.000%, 10/30/17                                           158            163
Harland Clarke Holdings Corp.
   Tranche B, 2.786%, 6/30/14                                 270            245
Hawker Beechcraft Acquisition
   Co., LLC Tranche,
   2.282%, 3/26/14                                            373            328
   Letter of Credit,
   2.303%, 3/26/14                                             22             19
Holdings Gaming Borrower LP
   Tranche B,
   12.000%, 6/30/15                                           323            338
Interactive Data Corp. Tranche,
   6.750%, 1/29/17                                            457            463
ServiceMaster Co. (The)
   Tranche DD,
   2.770%, 7/24/14                                             58             56
   Tranche, 2.780%, 7/24/14                                   585            563
TransUnion LLC Tranche,
   6.750%, 6/15/17                                            318            324
Vertrue, Inc. Tranche,
   3.310%, 8/16/14                                            196            168
                                                                    ------------
                                                                           4,949
                                                                    ------------

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------
INFORMATION TECHNOLOGY--3.0%
Airvana Network Solutions, Inc.
   Tranche, 11.000%, 8/27/14                         $        355   $        357
Applied Systems, Inc. Tranche,
   9.250%, 6/8/17                                             333            334
Avaya, Inc. Tranche B-1,
   3.034%, 10/24/14                                           822            782
Dresser, Inc. Tranche,
   6.034%, 5/4/15                                           1,115          1,116
DynCorp International LLC
   Tranche, 6.250%, 7/7/16                                    399            403
Fibertech Networks LLC
   Tranche B,
   6.750%, 11/30/16                                           142            144
First Data Corp.
   Tranche B-3,
   3.011%, 9/24/14                                            778            721
   Tranche B-1,
   3.011%, 9/24/14                                            543            503
Freescale Semiconductor, Inc.
   Tranche, 4.508%, 12/1/16                                   476            461
Infor Enterprise Solutions
   Holdings, Inc.
   Tranche DD, 6.511%, 3/2/14                                 174            132
   Tranche, 6.511%, 3/2/14                                    301            228
Presidio, Inc. Tranche,
   6.020%, 12/16/15                                           435            426
Reynolds & Reynolds Co. (The)
   Tranche B, 5.250%, 4/21/17                                 129            130
SonicWALL, Inc. Tranche,
   8.333%, 1/23/16                                            404            407
Spansion LLC Tranche,
   6.500%, 2/9/15                                             301            306
Transaction Network Services, Inc.
   Tranche, 6.000%, 11/18/15                                  274            276
                                                                    ------------
                                                                           6,726
                                                                    ------------
MATERIALS--0.7%
Anchor Glass Container Corp.
   Tranche, 6.000%, 3/2/16                                     58             58
   Tranche, 10.000%, 9/2/16                                    50             50
AZ Chem U.S., Inc. Tranche,
   6.750%, 11/21/16                                           439            445
Baker (J.T.) Holdings, Inc.
   Tranche, 6.250%, 10/7/16                                    14             14
Berry Plastics Group, Inc.
   Tranche C, 2.284%, 4/3/15                                  142            135
Huntsman International LLC
   Tranche B, 1.780%, 4/19/14                                  14             14
New Sunward Holding BV
   Tranche B, 4.760%, 2/14/14                                 521            485
Smurfit-Stone Container
   Enterprise Tranche,
   6.750%, 7/15/16                                            209            213
Solutia, Inc. Tranche,
   4.500%, 3/17/17                                            230            232
                                                                    ------------
                                                                           1,646
                                                                    ------------
TELECOMMUNICATION SERVICES--1.2%
Knology, Inc. Tranche B,
   5.500%, 10/17/16                                           250            252

                      Refer to Footnote Legend on page 21.

                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2010

($ reported in thousands)

                                                          PAR
                                                         VALUE          VALUE
                                                     ------------   ------------

TELECOMMUNICATION SERVICES--CONTINUED
Level 3 Communications, Inc.
   Tranche A, 2.539%, 3/13/14                        $        952   $        903
   Tranche B,
   11.500%, 3/13/14                                           256            277
nTelos, Inc. Tranche B,
   5.750%, 8/7/15                                             251            252
Securus Technologies, Inc.
   Tranche, 8.000%, 10/31/14                                  427            432
U.S. TelePacific Corp. Tranche,
   9.250%, 8/17/15                                            298            301
Vonage Holdings Corp. Tranche,
   9.750%, 12/14/15                                           300            300
                                                                    ------------
                                                                           2,717
                                                                    ------------
UTILITIES--0.6%
Calpine Corp. Tranche,
   3.145%, 3/29/14                                            163            163
New Development Holdings LLC
   Tranche, 7.000%, 7/3/17                                     54             55
NRG Energy, Inc.
   Tranche, 2.025%, 2/1/13                                    149            149
   Letter of Credit
   2.053%, 2/1/13                                             626            622
Texas Competitive Electric
   Holdings Co., LLC Tranche B-2,
   3.764%, 10/10/14                                           486            377
                                                                    ------------
                                                                           1,366
                                                                    ------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $34,790)                                                 36,020
                                                                    ------------

                                                        SHARES
                                                     ------------
PREFERRED STOCK--1.7%
FINANCIALS--1.7%
Ally Financial Inc.
   7.00% 144A(4)                                              439            415
Banco Bilbao Vizcaya Argentaria S.A.
   International Preferred S.A.
   Unipersonal
   5.92%                                                      380            289
Banco do Brasil SA 144A(3)(4)
   8.50%                                                      200            230
Bank of America Corp.(3)
   8.00%                                                      625            630
Citigroup Capital XIII
   7.875%, 10/30/40(10)                                     9,350            251
FNMA
   8.250%                                                      63             35
JPMorgan Chase & Co.
   Series 1(3)
   7.90%                                                      525            558
PNC Financial Services
   Group, Inc.(3)
   8.25%                                                      650            693
Saul Centers, Inc. Series A
   8.000%                                                     425             11
UOB Cayman Ltd. 144A(3)(4)
   5.80%                                                      700            717
                                                                    ------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $4,450)                                                   3,829
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS--0.0%
CONSUMER DISCRETIONARY--0.0%
Mark IV Industries                                            217   $         10
                                                                    ------------
FINANCIALS--0.0%
CIT Group, Inc.(2)                                          1,257             59
                                                                    ------------
MATERIALS--0.0%
Building Materials Holding
   Corp.(2)(6)                                             27,113             20
                                                                    ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $88)                                                         89
                                                                    ------------
EXCHANGE-TRADED FUNDS--0.1%
iShares FTSE/Xinhua China 25
   Index Fund                                               6,981            301
                                                                    ------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $306)                                                       301
                                                                    ------------
TOTAL LONG-TERM INVESTMENTS--98.2%
(IDENTIFIED COST $210,387)                                               223,692
                                                                    ------------
SHORT-TERM INVESTMENTS--0.9%
MONEY MARKET MUTUAL FUNDS--0.9%
Dreyfus Cash Management Fund -
   Institutional Shares (seven-day
   effective yield 0.140%)                              2,015,609          2,016
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,016)                                                   2,016
                                                                    ------------
TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $212,403)                                               225,708(1)
                                                                    ------------
Other Assets and Liabilities--0.9%                                         2,152
                                                                    ------------
NET ASSETS--100.0%                                                  $    227,860
                                                                    ============

COUNTRY WEIGHTINGS+ (unaudited)

United States
   (includes short-term investments)    73%
Brazil                                   3
Canada                                   3
Russia                                   3
Argentina                                2
United Kingdom                           2
Venezuela                                1
Other                                   13
                                       ---
Total                                  100%
                                       ---

+    % of total investments as of December 31, 2010

ABBREVIATIONS:

FNMA Federal National Mortgage Association
     ("Fannie Mae")

NATL National Public Finance Guarantee Corp.

PIK  Payment-in-Kind Security

FOREIGN CURRENCIES:

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

COP  Colombian Peso

IDR  Indonesian Rupiah

KRW  Korean Won

NOK  Norwegian Krone

NZD  New Zealand Dollar

PLZ  Polish Zlotny

SEK  Swedish Krona

TRY  Turkish Lira

ZAR  South African Rand

The following table provides a summary of inputs used to value the Series' investments as of December 31, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                    Total                    Level 2 -      Level 3 -
                                  Value at     Level 1 -   Significant     Significant
                                December 31,     Quoted    Observable     Unobservable
                                    2010         Prices      Inputs          Inputs
                                ------------   ---------   ------------   ------------
INVESTMENTS IN SECURITIES:
Debt Securities:
   Asset-Backed Securities        $  6,272       $ --        $  6,160         $112
   Corporate Bonds                 109,339         --         109,339          --
   Foreign Government
      Securities                    26,711         --          26,711          --
   Loan Agreements                  36,020         --          35,510          510
   Mortgage-Backed Securities       37,906         --          37,906          --
   Municipal Bonds                   3,225         --           3,225          --
Equity Securities:
   Common Stocks                        89           59          --             30
   Exchange-
      Traded Funds                     301          301          --            --
   Preferred Stock                   3,829           11         3,818          --
   Short-Term Investments            2,016        2,016          --            --
                                  --------       ------      --------         ----
      Total                       $225,708       $2,387      $222,669         $652
                                  ========       ======      ========         ====

                      Refer to Footnote Legend on page 21.

                        See Notes to Financial Statements

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2010

($ reported in thousands)

The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                     Asset-Backed      Loan      Common
                                           Total      Securities    Agreements   Stocks
                                           -----     ------------   ----------   ------
INVESTMENTS IN SECURITIES:
BALANCE AS OF DECEMBER 31, 2009 ........   $ 444          $--        $ 234       $ 210
Accrued discounts/premiums(a) ..........      --(e)        --           --(e)       --
Realized gain (loss)(b) ................      48           --           (2)         50
Change in unrealized appreciation
   (depreciation)(b) ...................      (3)          --            7         (10)
Net purchases (sales)(c) ...............    (479)          --         (239)       (240)
Transfers in and/or out of Level 3(d) ..     642           112         510          20
                                           -----          ----       -----       -----
BALANCE AS OF DECEMBER 31, 2010 ........   $ 652          $112       $ 510       $  30
                                           =====          ====       =====       =====

(a)  Disclosed in the Statement of Operations under interest income.

(b) Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

(c)  Includes paydowns.

(d) "Transfers in and/or out" represent the ending value as of December 31, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(e)  Amount is less than $500.

                      Refer to Footnote Legend on page 21.

                        See Notes to Financial Statements

                      VIRTUS REAL ESTATE SECURITIES SERIES
                             SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2010

($ reported in thousands)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS--99.5%
REAL ESTATE INVESTMENT TRUSTS--99.5%
DIVERSIFIED--4.4%
Vornado Realty Trust                                       58,136   $      4,844
                                                                    ------------
HEALTH CARE--10.0%
HCP, Inc.                                                  91,046          3,349
Health Care REIT, Inc.                                     45,227          2,155
Nationwide Health Properties,
   Inc.                                                    76,493          2,783
Ventas, Inc.                                               52,721          2,767
                                                                    ------------
                                                                          11,054
                                                                    ------------
INDUSTRIAL/OFFICE--22.9%
INDUSTRIAL--4.8%
AMB Property Corp.                                         62,683          1,988
ProLogis                                                  234,707          3,389
                                                                    ------------
                                                                           5,377
                                                                    ------------
MIXED--2.6%
Duke Realty Corp.                                         130,630          1,628
Liberty Property Trust                                     38,664          1,234
                                                                    ------------
                                                                           2,862
                                                                    ------------
OFFICE--15.5%
Alexandria Real Estate
   Equities, Inc.                                          28,611          2,096
BioMed Realty Trust, Inc.                                 100,427          1,873
Boston Properties, Inc.                                    57,414          4,943
Corporate Office Properties
   Trust                                                   52,772          1,844
Kilroy Realty Corp.                                        69,989          2,552
Mack-Cali Realty Corp.                                     43,095          1,425
SL Green Realty Corp.                                      36,021          2,432
                                                                    ------------
                                                                          17,165
                                                                    ------------
                                                                          25,404
                                                                    ------------
LODGING/RESORTS--7.0%
Host Hotels & Resorts, Inc.                               301,974          5,396
LaSalle Hotel Properties                                   55,513          1,466
Starwood Hotels & Resorts
   Worldwide, Inc.                                          9,180            558
Sunstone Hotel Investors,
   Inc.(2)                                                 29,575            305
                                                                    ------------
                                                                           7,725
                                                                    ------------
RESIDENTIAL--18.1%
APARTMENTS--16.7%
American Campus Communities,
   Inc.                                                    19,047            605
Apartment Investment &
   Management Co. Class A                                  73,999          1,912
AvalonBay Communities,
   Inc.                                                    31,608          3,557

                                                        SHARES          VALUE
                                                     ------------   ------------
APARTMENTS--CONTINUED
BRE Properties, Inc.                                       21,506   $        936
Campus Crest Communities,
   Inc.                                                    40,243            564
Equity Residential                                        123,914          6,437
Essex Property Trust, Inc.                                 22,391          2,558
UDR, Inc.                                                  83,889          1,973
                                                                    ------------
                                                                          18,542
                                                                    ------------
MANUFACTURED HOMES--1.4%
Equity Lifestyle Properties,
   Inc.                                                    26,812          1,500
                                                                    ------------
                                                                          20,042
                                                                    ------------
RETAIL--26.2%
REGIONAL MALLS--14.7%
General Growth Properties,
   Inc.                                                   113,884          1,763
Macerich Co. (The)                                         67,097          3,178
Simon Property Group,
   Inc.                                                   102,656         10,213
Taubman Centers, Inc.                                      22,778          1,150
                                                                    ------------
                                                                          16,304
                                                                    ------------
SHOPPING CENTERS--11.5%
Developers Diversified
   Realty Corp.                                           142,650          2,010
Federal Realty Investment
   Trust                                                   16,244          1,266
Kimco Realty Corp.                                        236,284          4,263
Regency Centers Corp.                                      38,300          1,618
Tanger Factory Outlet
   Centers                                                 20,338          1,041
Weingarten Realty
   Investors                                              104,770          2,489
                                                                    ------------
                                                                          12,687
                                                                    ------------
                                                                          28,991
                                                                    ------------
SELF STORAGE--6.6%
Extra Space Storage, Inc.                                 134,305          2,337
Public Storage                                             48,827          4,952
                                                                    ------------
                                                                           7,289
                                                                    ------------
SPECIALTY--4.3%
Digital Realty Trust, Inc.                                 68,606          3,536
Entertainment Properties
   Trust                                                   27,437          1,269
                                                                    ------------
                                                                           4,805
                                                                    ------------
TOTAL COMMON STOCKS
   (IDENTIFIED COST $63,838)                                             110,154
                                                                    ------------
TOTAL LONG-TERM INVESTMENTS--99.5%
   (IDENTIFIED COST $63,838)                                             110,154
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
SHORT-TERM INVESTMENTS--0.0%
MONEY MARKET MUTUAL FUNDS--0.0%
Dreyfus Cash Management Fund -
   Institutional Shares (seven-day
   effective yield 0.140%)                                 49,779   $         50
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
   (IDENTIFIED COST $50)                                                      50
                                                                    ------------
TOTAL INVESTMENTS--99.5%
   (IDENTIFIED COST $63,888)                                             110,204(a)
                                                                    ------------
Other assets and liabilities, net--0.5%                                      565
                                                                    ------------
NET ASSETS--100.0%                                                  $    110,769
                                                                    ============

ABBREVIATION:
REIT Real Estate Investment Trust

The following table provides a summary of inputs used to value the Series' investments as of December 31, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                   Total         Level 1 -
                                  Value at         Quoted
                             December 31, 2010     Prices
                             -----------------   ---------
INVESTMENTS IN SECURITIES:
Common Stocks:
   Real Estate
      Investment Trusts           $110,154        $110,154
   Short-Term Investments               50              50
                                  --------        --------
      Total                       $110,204        $110,204
                                  ========        ========

There are no Level 2 (Significant Observable Inputs) or Level 3 (Significant Unobservable Inputs) priced securities.

                      Refer to Footnote Legend on page 21.

                        See Notes to Financial Statements

                         VIRTUS SMALL-CAP GROWTH SERIES
                             SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2010

($ reported in thousands)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS--94.5%
CONSUMER DISCRETIONARY--12.8%
Aaron's, Inc.                                             126,800   $      2,585
Morningstar, Inc.                                          51,500          2,734
Pool Corp.                                                154,000          3,471
                                                                    ------------
                                                                           8,790
                                                                    ------------
CONSUMER STAPLES--4.4%
Hansen Natural Corp.(2)                                    57,900          3,027
                                                                    ------------
FINANCIALS--4.6%
Cohen & Steers, Inc.                                      120,000          3,132
                                                                    ------------
HEALTH CARE--27.9%
Abaxis, Inc.(2)                                           125,200          3,362
Bio-Reference Labs, Inc.(2)                               125,000          2,772
Immucor, Inc.(2)                                          160,500          3,183
Meridian Bioscience, Inc.                                 119,400          2,765
National Research Corp.                                    25,011            857
Quality Systems, Inc.                                      36,700          2,562
Techne Corp.                                               54,600          3,586
                                                                    ------------
                                                                          19,087
                                                                    ------------
INDUSTRIALS--11.5%
Copart, Inc.(2)                                            96,100          3,589
Heartland Express, Inc.                                    86,000          1,378
HEICO Corp. Class A                                        53,000          1,978
Omega Flex, Inc.(2)                                        55,914            925
                                                                    ------------
                                                                           7,870
                                                                    ------------
INFORMATION TECHNOLOGY--33.3%
ANSYS, Inc.(2)                                             72,200          3,759
Blackbaud, Inc.                                           122,400          3,170
FactSet Research Systems,
   Inc.                                                    23,100          2,166
FLIR Systems, Inc.(2)                                     116,000          3,451
Hittite Microwave Corp.(2)                                 60,500          3,693
LoopNet, Inc.(2)                                          274,300          3,047
ScanSource, Inc.(2)                                       109,300          3,487
                                                                    ------------
                                                                          22,773
                                                                    ------------
TOTAL COMMON STOCKS
   (IDENTIFIED COST $62,229)                                              64,679
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
EXCHANGE-TRADED FUNDS--4.1%
iShares Russell 2000(R) Growth
   Index Fund                                              32,400   $      2,833
                                                                    ------------
TOTAL EXCHANGE-TRADED FUNDS
   (IDENTIFIED COST $2,604)                                                2,833
                                                                    ------------
TOTAL LONG-TERM INVESTMENTS--98.6%
   (IDENTIFIED COST $64,833)                                              67,512
                                                                    ------------
SHORT-TERM INVESTMENTS--1.5%
MONEY MARKET MUTUAL FUNDS--1.5%
Dreyfus Cash Management Fund -
   Institutional Shares (seven-day
   effective yield 0.140%)                              1,039,349          1,039
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
   (IDENTIFIED COST $1,039)                                                1,039
                                                                    ------------
TOTAL INVESTMENTS--100.1%
   (IDENTIFIED COST $65,872)                                              68,551(1)
                                                                    ------------
Other assets and liabilities, net--(0.1)%                                    (88)
                                                                    ------------
NET ASSETS--100.0%                                                  $     68,463
                                                                    ============

The following table provides a summary of inputs used to value the Series' investments as of December 31, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                   Total         Level 1 -
                                  Value at         Quoted
                             December 31, 2010     Prices
                             -----------------   ---------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Common Stocks                  $64,679         $64,679
   Exchange-Traded Funds            2,833           2,833
   Short-Term Investments           1,039           1,039
                                  -------         -------
      Total                       $68,551         $68,551
                                  =======         =======

There are no Level 2 (Significant Observable Inputs) or Level 3 (Significant Unobservable Inputs) priced securities.

                      Refer to Footnote Legend on page 21.

                        See Notes to Financial Statements

                         VIRTUS SMALL-CAP VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2010

($ reported in thousands)

                                                        SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS--92.5%
CONSUMER DISCRETIONARY--11.8%
Hillenbrand, Inc.                                         154,000   $      3,205
John Wiley & Sons, Inc.
   Class A                                                 90,000          4,072
Matthews International Corp.
   Class A                                                 69,100          2,417
Tempur-Pedic International,
   Inc.(2)                                                204,200          8,180
                                                                    ------------
                                                                          17,874
                                                                    ------------
CONSUMER STAPLES--4.2%
WD-40 Co.                                                 158,700          6,392
                                                                    ------------
ENERGY--11.0%
CARBO Ceramics, Inc.                                       73,900          7,652
World Fuel Services Corp.                                 246,500          8,913
                                                                    ------------
                                                                          16,565
                                                                    ------------
FINANCIALS--23.4%
Ares Capital Corp.                                        356,300          5,872
Entertainment Properties
   Trust                                                   92,500          4,278
Federated Investors, Inc.
   Class B                                                291,900          7,639
First Cash Financial
   Services, Inc.(2)                                      246,600          7,642
Life Partners Holdings, Inc.                              159,000          3,042
RLI Corp.                                                  76,800          4,037
Suffolk Bancorp                                           119,100          2,940
                                                                    ------------
                                                                          35,450
                                                                    ------------
HEALTH CARE--7.8%
Landauer, Inc.                                             50,848          3,049
Owens & Minor, Inc.                                       250,800          7,381
Young Innovations, Inc.                                    41,980          1,344
                                                                    ------------
                                                                          11,774
                                                                    ------------
INDUSTRIALS--22.1%
ABM Industries, Inc.                                      158,900          4,179
CLARCOR, Inc.                                             131,200          5,627
Graco, Inc.                                               169,600          6,691
Landstar System, Inc.                                     185,900          7,611
Lincoln Electric Holdings, Inc.                           107,900          7,042
McGrath RentCorp                                           85,768          2,249
                                                                    ------------
                                                                          33,399
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
INFORMATION TECHNOLOGY--9.4%
Cass Information Systems,
   Inc.                                                    22,972   $        872
Computer Services, Inc.                                    11,331            287
Jack Henry & Associates, Inc.                             216,100          6,299
Syntel, Inc.                                              140,800          6,729
                                                                    ------------
                                                                          14,187
                                                                    ------------
MATERIALS--2.8%
Balchem Corp.                                             125,400          4,240
                                                                    ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $134,969)                                               139,881
                                                                    ------------
EXCHANGE-TRADED FUNDS--5.2%
iShares Russell 2000(R) Value
   Index Fund                                             110,900          7,884
                                                                    ------------
TOTAL EXCHANGE-TRADED FUNDS
   (IDENTIFIED COST $7,391)                                                7,884
                                                                    ------------
TOTAL LONG-TERM INVESTMENTS--97.7%
   (IDENTIFIED COST $142,360)                                            147,765
                                                                    ------------
SHORT-TERM INVESTMENTS--2.5%
MONEY MARKET MUTUAL FUNDS--2.5%
Dreyfus Cash Management Fund -
   Institutional Shares (seven-day
   effective yield 0.140%)                              3,773,157          3,773
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
   (IDENTIFIED COST $3,773)                                                3,773
                                                                    ------------
TOTAL INVESTMENTS--100.2%
   (IDENTIFIED COST $146,133)                                            151,538(1)
                                                                    ------------
Other assets and liabilities, net--(0.2)%                                   (257)
                                                                    ------------
NET ASSETS--100.0%                                                  $    151,281
                                                                    ============

The following table provides a summary of inputs used to value the Series' investments as of December 31, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                   Total         Level 1 -
                                  Value at         Quoted
                             December 31, 2010     Prices
                             -----------------   ---------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Common Stocks                  $139,881        $139,881
   Exchange-Traded Funds             7,884           7,884
   Short-Term Investments            3,773           3,773
                                  --------        --------
      Total                       $151,538        $151,538
                                  ========        ========

There are no Level 2 (Significant Observable Inputs) or Level 3 (Significant Unobservable Inputs) priced securities.

                      Refer to Footnote Legend on page 21.

                        See Notes to Financial Statements

                       VIRTUS STRATEGIC ALLOCATION SERIES
                             SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2010

($ reported in thousands)

                                                           PAR
                                                          VALUE          VALUE
                                                      ------------     ---------
U.S. GOVERNMENT SECURITIES--1.0%
U.S. Treasury Bond
   4.250%, 11/15/40                                   $        450     $     442
U.S. Treasury Notes
   3.500%, 5/15/20                                           1,150         1,178
                                                                       ---------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,626)                                                   1,620
                                                                       ---------
MUNICIPAL BONDS--2.6%
CALIFORNIA--1.3%
Alameda Corridor Transportation
   Authority Taxable Series 99-C,
   (NATL Insured)
   6.600%, 10/1/29                                           1,000           921
Kern County Pension Obligation
   Taxable (NATL-RE Insured)
   7.260%, 8/15/14                                             420           448
Metropolitan Water District of
   Southern California Build
   America Bonds Taxable
   Series A
   6.947%, 7/1/40                                               75            77
Sonoma County Pension
   Obligation Taxable
   (FSA Insured)
   6.625%, 6/1/13                                              655           684
                                                                       ---------
                                                                           2,130
                                                                       ---------
FLORIDA--0.1%
Miami-Dade County Educational
   Facilities Authority Taxable
   Series C
   5.480%, 4/1/16                                              105           109
                                                                       ---------
KENTUCKY--0.1%
State of Kentucky General Fund
   Taxable
   3.165%, 4/1/18                                              140           134
                                                                       ---------
PENNSYLVANIA--0.8%
City of Pittsburgh Pension
   Obligation Taxable Series C
   (NATL-RE, FGIC Insured)
   6.500%, 3/1/17                                            1,250         1,306
                                                                       ---------
TEXAS--0.2%
City of Houston Build America
   Bonds Taxable Series B
   5.361%, 3/1/24                                              240           239
                                                                       ---------
VIRGINIA--0.1%
Tobacco Settlement Financing
   Corp. Taxable Series 07-A1,
   6.706%, 6/1/46                                              220           138
                                                                       ---------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $4,015)                                                   4,056
                                                                       ---------
FOREIGN GOVERNMENT SECURITIES--0.8%
Bolivarian Republic of Venezuela
   RegS 5.750%, 2/26/16(5)                                      80            57
   9.250%, 9/15/27                                              95            71

                                                           PAR
                                                          VALUE          VALUE
                                                      ------------     ---------
Commonwealth of Australia
   Series 123,
   5.750%, 4/15/12                                             235 AUD $     243
Commonwealth of Canada
   2.000%, 9/1/12                                              224 CAD       227
Commonwealth of New Zealand
   Series 1111,
   6.000%, 11/15/11                                            200 NZD       159
Kingdom of Norway
   Series 469,
   6.000%, 5/16/11                                             565 NOK        98
Kingdom of Sweden
   Series 1045,
   5.250%, 3/15/11                                             335 SEK        50
Republic of Korea
   Series 1112,
   4.750%, 12/10/11                                         71,500 KRW        64
Republic of Lithuania 144A
   7.375%, 2/11/20 (4)                                $        150           166
Republic of South Africa
   Series R-201,
   8.750%, 12/21/14                                            450 ZAR        72
Republic of Turkey
   0.000%, 2/2/11                                              115 TRY        74
                                                                       ---------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $1,222)                                                   1,281
                                                                       ---------
MORTGAGE-BACKED SECURITIES--12.9%
AGENCY--3.9%
FNMA
   4.000%, 6/1/20                                              308           319
   4.500%, 7/1/20                                               25            27
   6.500%, 10/1/31                                              17            19
   6.000%, 9/1/32                                               85            94
   5.000%, 10/1/35                                             259           274
   6.000%, 9/1/36                                              114           124
   5.500%, 4/1/37                                              116           124
   6.000%, 10/1/37                                             162           176
   5.000%, 5/1/38                                              567           597
   5.500%, 6/1/38                                              110           117
   5.500%, 6/1/38                                              117           125
   5.500%, 11/1/38                                             285           305
   4.000%, 1/1/39                                              254           253
   5.000%, 1/1/39                                              184           194
   6.000%, 1/1/39                                              200           217
   4.500%, 3/1/39                                              373           383
   5.000%, 3/1/39                                              247           260
   6.000%, 3/1/39                                              175           190
   4.000%, 5/1/39                                              561           559
   4.500%, 5/1/39                                            1,036         1,065
   4.500%, 2/1/40                                              215           222
GNMA
   6.500%, 11/15/23                                             54            62
   6.500%, 12/15/23                                              7             8
   6.500%, 2/15/24                                              70            80
   6.500%, 6/15/28                                             102           116
   6.500%, 7/15/31                                              59            67
   6.500%, 11/15/31                                             60            68
   6.500%, 2/15/32                                              53            61
   6.500%, 4/15/32                                              72            81
                                                                       ---------
                                                                           6,187
                                                                       ---------

                                                           PAR
                                                          VALUE          VALUE
                                                      ------------     ---------
NON-AGENCY--9.0%
1166 Avenue of Americas
   Commercial Mortgage Trust
   05-C6A, A1 144A
   5.690%, 10/13/37 (4)                               $        400     $     427
Americold LLC Trust 10-ARTA,
   B 144A
   6.031%, 1/14/29 (4)                                         200           200
Bear Stearns Commercial
   Mortgage Securities, Inc.
   06-PW12, A4
   5.722%, 9/11/38(3)                                          940         1,026
   07-PW18, AM
   6.084%, 6/13/50(3)                                          550           549
Citigroup/Deutsche Bank
   Commercial Mortgage
   Trust 06-CD2, A4
   5.347%, 1/15/46 (3)                                       1,190         1,277
Credit Suisse Mortgage Capital
   Certificates 06-C1, A4
   5.539%, 2/15/39 (3)                                       1,710         1,840
Extended Stay America Trust
   10-ESHA, D 144A
   5.498%, 11/5/27 (4)                                         100            99
GE Capital Commercial
   Mortgage Corp. 03-C1, C
   4.975%, 1/10/38                                             175           182
Goldman Sachs Mortgage
   Securities Corp. II
   05-GG4, AJ
   4.782%, 7/10/39                                             800           710
   07-GG10, A4
   5.807%, 8/10/45(3)                                          460           481
JPMorgan Chase Commercial
   Mortgage Securities Corp.
   10-CNTR, A2 144A
   4.311%, 8/5/32(4)                                           300           283
   06-LDP7, AM
   5.872%, 4/15/45(3)                                          125           130
   07-LD12, A4
   5.882%, 2/15/51                                             425           450
Lehman Brothers-UBS
   Commercial Mortgage Trust
   06-C6, A4
   5.372%, 9/15/39                                             325           348
   07-C2, A2
   5.303%, 2/15/40                                           1,177         1,210
   07-C6, A2
   5.845%, 7/15/40                                             497           516
   07-C7, A3
   5.866%, 9/15/45                                             700           737
Morgan Stanley Capital I
   06-T23, A4
   5.808%, 8/12/41(3)                                          790           867
   06-IQ12, A4
   5.332%, 12/15/43                                            525           556
Timberstar Trust 06-1A, A 144A
   5.668%, 10/15/36 (4)                                        675           721
Wachovia Bank Commercial
   Mortgage Trust
   07-C30, A5
   5.342%, 12/15/43                                            285           288
   07-C33, A4
   5.903%, 2/15/51(3)                                          425           441

                       Refer to Footnote Legend on page 21

                        See Notes to Financial Statements

                       VIRTUS STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2010

($ reported in thousands)

                                                           PAR
                                                          VALUE          VALUE
                                                      ------------     ---------
NON-AGENCY--CONTINUED
Wells Fargo Mortgage Backed
   Securities Trust
   04-EE, 2A3
   2.856%, 12/25/34(3)                                $        264     $     218
   05-AR4, 2A2
   2.913%, 4/25/35(3)                                          102            96
   05-AR4, 2A1
   2.913%, 4/25/35(3)                                          679           618
                                                                       ---------
                                                                          14,270
                                                                       ---------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $19,169)                                                 20,457
                                                                       ---------
ASSET-BACKED SECURITIES--0.9%
Bayview Financial Acquisition
   Trust 06-A, 1A2
   5.483%, 2/28/41                                             253           254
Bosphorus Financial Services Ltd.
   144A 2.086%, 2/15/12 (3)(4)                                 125           123
JPMorgan Mortgage Acquisition Corp.
   06-CW2, AF3
   5.777%, 8/25/36                                             470           296
   06-CW2, AF4
   6.080%, 8/25/36                                             530           290
Popular ABS Mortgage Pass-
   Through Trust 05-5, AF3
   5.086%, 11/25/35 (3)                                        121           120
Residential Funding Mortgage
   Securities II, Inc. 06-HSA1, A3
   5.230%, 2/25/36                                             887           392
                                                                       ---------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $2,383)                                                   1,475
                                                                       ---------
CORPORATE BONDS--18.7%
CONSUMER DISCRETIONARY--1.4%
Arcos Dorados B.V. 144A
   7.500%, 10/1/19 (4)                                         125           135
Cequel Communications
   Holdings I LLC/Cequel Capital
   Corp. 144A
   8.625%, 11/15/17 (4)                                         30            31
Citadel Broadcasting Corp. 144A
   7.750%, 12/15/18 (4)                                         20            21
DIRECTV Holdings LLC/DIRECTV
   Financing Co., Inc.
   6.375%, 6/15/15                                             160           165
Harrah's Operating Co., Inc.
   11.250%, 6/1/17                                             125           141
Hasbro, Inc.
   6.300%, 9/15/17                                             200           215
International Game Technology
   7.500%, 6/15/19                                             150           169
Korea Expressway Corp. 144A
   4.500%, 3/23/15                                             100           103
Landry's Restaurants, Inc.
   11.625%, 12/1/15                                             83            89
Nissan Motor Acceptance Corp.
   144A 4.500%, 1/30/15 (4)                                    160           166
QVC, Inc. 144A
   7.500%, 10/1/19 (4)                                         150           159
Royal Caribbean Cruises Ltd.
   7.250%, 6/15/16                                             285           309
Seneca Gaming Corp. 144A
   8.250%, 12/1/18 (4)                                          15            15

                                                           PAR
                                                          VALUE          VALUE
                                                      ------------     ---------
CONSUMER DISCRETIONARY--CONTINUED
Time Warner Cable, Inc.
   5.850%, 5/1/17                                     $        130     $     145
Universal City Development
   Partners Ltd./Universal City
   Development Partners
   Finance, Inc.
   8.875%, 11/15/15                                             20            21
Univision Communications,
   Inc. 144A
   7.875%, 11/1/20 (4)                                          25            26
   Videotron Ltee
   6.375%, 12/15/15                                            175           180
   Wyndham Worldwide Corp.
   6.000%, 12/1/16                                              60            63
   5.750%, 2/1/18                                               25            25
                                                                       ---------
                                                                           2,178
                                                                       ---------
CONSUMER STAPLES--0.4%
BAT International Finance plc
   144A 9.500%, 11/15/18 (4)                                    50            66
Bunge Ltd. Finance Corp.
   5.100%, 7/15/15                                             125           129
Diversey, Inc.
   8.250%, 11/15/19                                             15            16
Rite Aid Corp.
   8.000%, 8/15/20                                              20            21
Tate & Lyle International
   Finance plc 144A
   6.625%, 6/15/16 (4)                                         275           302
                                                                       ---------
                                                                             534
                                                                       ---------
ENERGY--1.6%
Anadarko Petroleum Corp.
   6.375%, 9/15/17                                             160           174
Breitburn Energy Partners LP
   144A 8.625%, 10/15/20 (4)                                    60            61
Buckeye Partners LP
   6.050%, 1/15/18                                              50            55
Coffeyville Resources Inc. LLC/
   Coffeyville Finance, Inc., 144A
   10.875%, 4/1/17 (4)                                         125           135
Denbury Resources, Inc.
   7.500%, 12/15/15                                            185           192
Energy Transfer Equity LP
   7.500%, 10/15/20                                             20            21
Expro Finance Luxembourg SCA
   144A 8.500%, 12/15/16 (4)                                   125           120
Frontier Oil Corp.
   6.875%, 11/15/18                                             45            46
Helix Energy Solutions Group,
   Inc. 144A
   9.500%, 1/15/16 (4)                                          50            52
Hilcorp Energy I LP/Hilcorp
   Finance Co. 144A
   7.750%, 11/1/15 (4)                                         100           104
Holly Corp.
   9.875%, 6/15/17                                              12            13
Lukoil International Finance BV
   144A 7.250%, 11/5/19 (4)                                    175           189
Newfield Exploration Co.
   6.625%, 9/1/14                                              100           103

                                                           PAR
                                                          VALUE          VALUE
                                                      ------------     ---------
ENERGY--CONTINUED
Petrohawk Energy Corp.
   10.500%, 8/1/14                                    $        100     $     114
Petroleos Mexicanos
   6.000%, 3/5/20                                              105           111
Petropower I Funding Trust 144A
   7.360%, 2/15/14 (4)                                         238           241
Pioneer Drilling Co.
   9.875%, 3/15/18                                              20            21
Precision Drilling Corp. 144A
   6.625%, 11/15/20 (4)                                         25            26
QEP Resources, Inc.
   6.875%, 3/1/21                                              100           105
Rowan Cos., Inc.
   5.000%, 9/1/17                                              100           101
SEACOR Holdings, Inc.
   7.375%, 10/1/19                                             150           156
Swift Energy Co.
   7.125%, 6/1/17                                              175           176
Transocean, Inc.
   6.500%, 11/15/20                                            150           159
Valero Energy Corp.
   4.500%, 2/1/15                                               50            52
Weatherford International Ltd.
   9.625%, 3/1/19                                               45            58
                                                                       ---------
                                                                           2,585
                                                                       ---------
FINANCIALS--8.9%
ADCB Finance Cayman Ltd.
   144A 4.750%, 10/8/14 (4)                                    150           151
AFLAC, Inc.
   8.500%, 5/15/19                                             100           124
Ally Financial, Inc.
   6.875%, 9/15/11                                              24            25
   6.750%, 12/1/14                                              49            52
American General Finance Corp.
   5.400%, 12/1/15                                             100            79
AmSouth Bank N.A. Series AI
   4.850%, 4/1/13                                              200           194
AON Corp.
   5.000%, 9/30/20                                              85            86
Assurant, Inc.
   5.625%, 2/15/14                                             250           263
Banco Bradesco SA 144A
   5.900%, 1/16/21 (4)                                         150           150
Banco do Brasil SA 144A
   5.375%, 1/15/21 (4)                                         150           147
Banco Santander SA
   144A 4.500%, 4/6/15(4)                                      100           102
   144A 3.750%, 9/22/15(4)                                     100           100
Bank of America Corp.
   5.650%, 5/1/18                                              400           409
Capital Trust XI
   6.625%, 5/23/36(10)                                         325           313
Barclays Bank plc
   5.200%, 7/10/14                                             140           151
   144A 5.926%(3)(4)(9)(10)                                    100            89
Bear Stearns Cos., Inc. LLC
   (The)
   7.250%, 2/1/18                                              250           296
Blackstone Holdings Finance Co.,
   LLC 144A
   6.625%, 8/15/19 (4)                                         135           139

                       Refer to Footnote Legend on page 21

                        See Notes to Financial Statements

                       VIRTUS STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2010

($ reported in thousands)

                                                            PAR
                                                           VALUE       VALUE
                                                         ----------   ----------
FINANCIALS--CONTINUED
Brandywine Operating
   Partnership LP
   7.500%, 5/15/15                                       $      125   $      137
Capital One
   Financial Corp.
   6.150%, 9/1/16                                               125          135
Capital VI
   8.875%, 5/15/40(10)                                          100          104
Citigroup, Inc.
   5.000%, 9/15/14                                               40           41
   4.875%, 5/7/15                                               150          153
   5.500%, 2/15/17                                               45           47
City National Corp.
   5.250%, 9/15/20                                              100           98
CNA Financial Corp.
   5.850%, 12/15/14                                             150          158
CommonWealth REIT
   5.750%, 11/1/15                                              275          286
Deutsche Bank Financial LLC
   5.375%, 3/2/15                                               131          141
Discover Bank
   7.000%, 4/15/20                                              250          269
DuPont Fabros Technology LP
   8.500%, 12/15/17                                             125          134
Equity One, Inc.
   6.250%, 12/15/14                                             100          106
Export-Import Bank of Korea
   5.875%, 1/14/15                                              100          108
Fidelity National Financial
   Services, Inc.
   6.600%, 5/15/17                                              175          175
Fifth Third Bancorp
   4.500%, 6/1/18                                               150          145
First Niagara Financial Group, Inc.
   6.750%, 3/19/20                                              125          130
Ford Motor Credit Co., LLC
   8.125%, 1/15/20                                              150          175
General Electric Capital Corp.
   5.375%, 10/20/16                                             700          759
Genworth Financial, Inc.
   5.750%, 6/15/14                                              125          130
   6.515%, 5/22/18                                               85           86
Glen Meadow Pass-Through
   Trust 144A 6
   .505%, 2/12/67 (3)(4)                                        135          113
Goldman Sachs Group, Inc. (The)
   5.950%, 1/18/18                                              165          179
   6.150%, 4/1/18                                               175          193
Health Care REIT, Inc.
   4.700%, 9/15/17                                              150          149
Huntington Bancshares, Inc.
   7.000%, 12/15/20                                              30           32
Hyundai Capital Services, Inc.
   144A 6.000%, 5/5/15 (4)                                      100          108
ICICI Bank Ltd. 144A
   5.750%, 11/16/20 (4)                                         125          124
JPMorgan Chase & Co.
   5.250%, 5/1/15                                               250          267
KeyBank NA
   4.950%, 9/15/15                                              170          175
Kimco Realty Corp.
   6.875%, 10/1/19                                              150          170

                                                            PAR
                                                            VALUE        VALUE
                                                         ----------   ----------
FINANCIALS--CONTINUED
Korea Development Bank
   5.300%, 1/17/13                                       $      137   $      145
   4.375%, 8/10/15                                              100          103
Lincoln National Corp.
   6.050%, 4/20/67(3)                                            50           47
Lloyds Banking Group Capital
   No. 1 plc
   7.875%, 11/1/20                                            1,000          910
Lloyds TSB Bank plc 144A
   6.500%, 9/14/20 (4)                                          150          138
Mercantile Bankshares Corp.
   Series B,
   4.625%, 4/15/13                                              208          219
Morgan Stanley
   5.750%, 10/18/16                                             100          107
National Capital Trust II 144A
   5.486%, 12/29/49 (3)(4)                                      950          915
Petroplus Finance Ltd. 144A
   6.750%, 5/1/14 (4)                                           150          139
   ProLogis
   7.625%, 8/15/14                                              150          169
   6.625%, 5/15/18                                              120          127
   6.875%, 3/15/20                                                6            6
Prudential Financial, Inc.
   8.875%, 6/15/68(3)                                            50           58
Realty Income Corp.
   6.750%, 8/15/19                                              110          124
Regions Financial Corp.
   7.750%, 11/10/14                                              50           52
   5.750%, 6/15/15                                               55           54
Royal Bank of Scotland plc (The)
   4.875%, 3/16/15                                              100          102
   3.950%, 9/21/15                                               50           49
   5.625%, 8/24/20                                              150          149
Simon Property Group LP
   5.650%, 2/1/20                                                50           54
SLM Corp.
   5.375%, 5/15/14                                              200          201
Societe Generale 144A
   3.500%, 1/15/16 (4)                                          105          103
SunTrust Banks, Inc.
   6.000%, 9/11/17                                              150          158
UFJ Finance AEC
   6.750%, 7/15/13                                              275          307
Unum Group
   7.125%, 9/30/16                                              125          140
Vnesheconombank Via/
   Vnesheconombank Finance
   Ltd. 144A
   6.902%, 7/9/20 (4)                                           155          162
Wachovia Corp.
   4.875%, 2/15/14                                              355          374
Webster Financial Corp.
   5.125%, 4/15/14                                               65           63
Westfield Capital Corp., Ltd./
   Westfield Finance Authority
   144A 5.125%, 11/15/14 (4)                                    355          377
Woori Bank 144A
   4.750%, 1/20/16 (4)                                          150          154
Zions Bancorp
   5.650%, 5/15/14                                              500          500
                                                                      ----------
                                                                          14,103
                                                                      ----------

                                                            PAR
                                                           VALUE         VALUE
                                                         ----------   ----------
HEALTH CARE--0.4%
Bio-Rad Laboratories, Inc.
   4.875%, 12/15/20                                      $       85   $       82
Healthsouth Corp.
   7.250%, 10/1/18                                               90           92
Mylan, Inc. 144A
   6.000%, 11/15/18 (4)                                         100           98
Patheon, Inc. 144A
   8.625%, 4/15/17 (4)                                           20           20
Quest Diagnostics, Inc.
   6.400%, 7/1/17                                               280          307
Universal Health Services
   Escrow Corp. 144A
   7.000%, 10/1/18 (4)                                           25           26
Universal Health Services, Inc.
   7.125%, 6/30/16                                               24           26
                                                                      ----------
                                                                             651
                                                                      ----------
INDUSTRIALS--2.3%
AWAS Aviation Capital Ltd. 144A
   7.000%, 10/15/16 (4)                                         150          149
CHC Helicopter SA 144A
   9.250%, 10/15/20 (4)                                         100          104
Continental Airlines, Inc. 98-1A,
   6.648%, 3/15/19                                              327          341
Equifax, Inc.
   6.300%, 7/1/17                                               240          261
Hutchison Whampoa International
   Ltd. 144A
   5.750%, 9/11/19 (4)                                          115          123
ITW Cupids Financing Trust I 144A
   6.550%, 12/31/11 (4)                                       2,000        1,993
Kratos Defense & Security
   Solutions, Inc.
   10.000%, 6/1/17                                              130          145
Noble Group Ltd. 144A
   6.750%, 1/29/20 (4)                                          200          222
Owens Corning, Inc.
   6.500%, 12/1/16                                               60           64
Ryder System, Inc.
   3.600%, 3/1/16                                                50           50
Teekay Corp.
   8.500%, 1/15/20                                               75           82
Voto-Votorantim Ltd. 144A
   6.750%, 4/5/21 (4)                                           150          157
                                                                      ----------
                                                                           3,691
                                                                      ----------
INFORMATION TECHNOLOGY--0.8%
Broadridge Financial Solutions, Inc.
   6.125%, 6/1/17                                               250          254
Crown Castle Holdings GS V
   LLC/Crown Castle GS III Corp.
   144A 7.750%, 5/1/17 (4)                                      150          164
Intuit, Inc.
   5.750%, 3/15/17                                               71           77
Jabil Circuit, Inc.
   8.250%, 3/15/18                                              170          193
Seagate HDD Cayman 144A
   7.750%, 12/15/18 (4)                                         100          102
Spansion LLC 144A
   7.875%, 11/15/17 (4)                                         100          100

                      Refer to Footnote Legend on page 21.

                        See Notes to Financial Statements

                       VIRTUS STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2010

($ reported in thousands)

                                                            PAR
                                                           VALUE        VALUE
                                                         ----------   ----------
INFORMATION TECHNOLOGY--CONTINUED
Sungard Data Systems, Inc.
   144A 7.375%, 11/15/18 (4)                             $       30   $       30
Xerox Corp.
   6.750%, 2/1/17                                               325          376
                                                                      ----------
                                                                           1,296
                                                                      ----------
MATERIALS--1.3%
ABI Escrow Corp. 144A
   10.250%, 10/15/18 (4)                                        100          110
Agrium, Inc.
   6.750%, 1/15/19                                              180          206
Catalyst Paper Corp.
   7.375%, 3/1/14                                               180          135
Celanese U.S. Holdings LLC
   144A 6.625%, 10/15/18 (4)                                     10           10
Celulosa Arauco
   7.250%, 7/29/19                                              150          172
Commercial Metals Co.
   7.350%, 8/15/18                                              170          173
CRH America, Inc.
   6.000%, 9/30/16                                              255          272
   8.125%, 7/15/18                                              150          174
Dow Chemical Co. (The)
   8.550%, 5/15/19                                              150          188
Georgia-Pacific LLC 144A
   5.400%, 11/1/20 (4)                                          125          124
Gerdau Holdings, Inc. 144A
   7.000%, 1/20/20 (4)                                          100          110
USG Corp. 144A
   9.750%, 8/1/14 (4)                                            21           22
Verso Paper Holdings LLC/Verso
   Paper, Inc. Series B,
   4.037%, 8/1/14 (3)                                            93           84
Xstrata Canada Corp.
   5.500%, 6/15/17                                              260          274
                                                                      ----------
                                                                           2,054
                                                                      ----------
TELECOMMUNICATION SERVICES--0.8%
Axtel SAB de C.V. 144A
   9.000%, 9/22/19 (4)                                           38           36
Cincinnati Bell, Inc.
   8.250%, 10/15/17                                              60           60
Clearwire Communications LLC/
   Clearwire Finance, Inc. 144A
   12.000%, 12/1/15 (4)                                          20           22
Frontier Communications Corp.
   7.875%, 4/15/15                                               55           60
   8.125%, 10/1/18                                               75           83
OJSC Vimpel Communications
   (VIP Finance Ireland Ltd.) 144A
   9.125%, 4/30/18 (4)                                          125          143
Qwest Corp.
   6.500%, 6/1/17                                               143          155
SBA Tower Trust 144A
   4.254%, 4/15/40 (4)                                          225          233
Telecom Italia Capital SA
   5.250%, 10/1/15                                              200          205
Telemar Norte Leste SA 144A
   5.500%, 10/23/20 (4)                                         100           96

                                                            PAR
                                                           VALUE        VALUE
                                                         ----------   ----------
TELECOMMUNICATION SERVICES--CONTINUED
Virgin Media Finance plc
   Series 1,
   9.500%, 8/15/16                                       $      100   $      113
   West Corp. 144A
   7.875%, 1/15/19 (4)                                          100          102
                                                                      ----------
                                                                           1,308
                                                                      ----------
UTILITIES--0.8%
Allegheny Energy Supply Co. LLC
   144A 8.250%, 4/15/12 (4)                                     110          118
Centrais Eletricas Brasileiras SA
   144A 6.875%, 7/30/19 (4)                                     100          113
Great River Energy 144A
   5.829%, 7/1/17 (4)                                            97          110
Korea Electric Power Corp. 144A
   5.500%, 7/21/14 (4)                                          100          107
Midwest Generation LLC
   Series B
   8.560%, 1/2/16                                               128          130
Suburban Propane Partners LP/
   Suburban Energy Finance Corp.
   7.375%, 3/15/20                                               45           48
TransAlta Corp.
   4.750%, 1/15/15                                               65           69
United Energy Distribution
   Holdings Property Ltd. 144A
   5.450%, 4/15/16 (4)                                          500          525
                                                                      ----------
                                                                           1,220
                                                                      ----------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $28,216)                                                 29,620
                                                                      ----------
LOAN AGREEMENTS(3)--0.4%
CONSUMER DISCRETIONARY--0.1%
Advantage Sales & Marketing, Inc.
   Tranche, 5.250%, 12/17/17                                     17           17
Dunkin Brands, Inc. Tranche B,
   5.750%, 11/23/17                                              60           61
Midcontinent Communications
   Tranche B, 6.500%, 12/31/16                                   55           56
   Universal City Development
   Partners Ltd. Tranche,
   5.500%, 11/6/14                                               19           19
Visant Corp. Tranche B,
   7.000%, 12/22/16                                              20           20
                                                                      ----------
                                                                             173
                                                                      ----------
CONSUMER STAPLES--0.0%
Reynolds Group Holdings Ltd.
   Tranche, 6.750%, 5/5/16                                       44           44
                                                                      ----------
FINANCIALS--0.1%
AGFS Funding Co. Tranche,
   7.250%, 4/21/15                                               60           61
Delos Aircraft, Inc. Tranche 2,
   7.000%, 3/17/16                                                8            8
International Lease Finance Corp.
   Tranche 1, 6.750%, 3/17/15                                    12           12
                                                                      ----------
                                                                              81
                                                                      ----------

                                                            PAR
                                                           VALUE        VALUE
                                                         ----------   ----------
HEALTH CARE--0.0%
   RehabCare Group, Inc.
   Tranche B, 6.000%, 11/24/15                           $       47   $       47
                                                                      ----------
INDUSTRIALS--0.1%
Brickman Group Holdings, Inc.
   Tranche B, 7.250%, 10/14/16                                   50           51
Bucyrus International, Inc.
   Tranche C, 4.250%, 2/19/16                                    65           65
                                                                      ----------
                                                                             116
                                                                      ----------
MATERIALS--0.1%
Anchor Glass Container Corp.
   Tranche, 6.000%, 3/2/16                                       80           80
General Chemical Corp.
   Tranche B, 7.000%, 10/6/15                                    50           51
                                                                      ----------
                                                                             131
                                                                      ----------
UTILITIES--0.0%
Texas Competitive Electric
   Holdings Co., LLC Tranche B-2,
   3.764%, 10/10/14                                              71           55
                                                                      ----------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $652)                                                       647
                                                                      ----------

                                                           SHARES
                                                         ----------
PREFERRED STOCK--0.2%
FINANCIALS--0.2%
Ally Financial, Inc.
   7.00% 144A(4)                                                 84           79
Banco Bilbao Vizcaya Argentaria
S.A. International Preferred S.A
Unipersonal 5.92%                                               110           84

JPMorgan Chase & Co.
   Series 1(3)  7.90%                                            89           95
                                                                      ----------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $206)                                                       258
                                                                      ----------
COMMON STOCKS--61.6%
CONSUMER DISCRETIONARY--7.2%
AutoZone, Inc.(2)                                             7,200        1,963
Best Buy Co., Inc.                                           55,000        1,886
Comcast Corp. Class A                                        90,000        1,977
Darden Restaurants, Inc.                                     40,000        1,858
Lululemon Athletica, Inc.(2)                                 27,000        1,847
McDonald's Corp.                                             24,000        1,842
                                                                      ----------
                                                                          11,373
                                                                      ----------
CONSUMER STAPLES--2.3%
Altria Group, Inc.                                           76,000        1,871
PepsiCo, Inc.                                                27,000        1,764
                                                                      ----------
                                                                           3,635
                                                                      ----------

                      Refer to Footnote Legend on page 21.

                        See Notes to Financial Statements

                       VIRTUS STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2010

($ reported in thousands)

                                                           SHARES        VALUE
                                                         ----------   ----------
ENERGY--11.9%
Chesapeake Energy Corp.                                      79,000   $    2,047
Chevron Corp.                                                22,000        2,007
ConocoPhillips                                               33,000        2,247
El Paso Corp.                                               140,000        1,926
Halliburton Co.                                              54,000        2,205
Massey Energy Co.                                            38,000        2,039
Occidental Petroleum Corp.                                   20,000        1,962
Petroleo Brasileiro S.A. ADR                                 58,000        2,195
Williams Cos., Inc. (The)                                    86,000        2,126
                                                                      ----------
                                                                          18,754
                                                                      ----------
FINANCIALS--4.9%
Bank of America Corp.                                       153,000        2,041
Citigroup, Inc.(2)                                          442,000        2,091
Goldman Sachs Group, Inc.
(The)                                                        11,000        1,850
Hudson City Bancorp, Inc.                                   144,000        1,834
                                                                      ----------
                                                                           7,816
                                                                      ----------
HEALTH CARE--3.6%
Biogen Idec, Inc.(2)                                         28,000        1,877
Gilead Sciences, Inc.(2)                                     53,000        1,921
UnitedHealth Group, Inc.                                     54,000        1,950
                                                                      ----------
                                                                           5,748
                                                                      ----------
INDUSTRIALS--8.4%
Alaska Air Group, Inc.(2)                                    38,000        2,154
Caterpillar, Inc.                                            22,000        2,061
DryShips, Inc.(2)                                           305,000        1,677
Foster Wheeler AG(2)                                         55,000        1,899
L-3 Communications
Holdings, Inc.                                               26,000        1,833
Union Pacific Corp.                                          22,000        2,039
United Continental Holdings,
Inc.(2)                                                      65,000        1,548
                                                                      ----------
                                                                          13,211
                                                                      ----------
INFORMATION TECHNOLOGY--14.1%
Amkor Technology, Inc.(2)                                   257,000        1,899
Cisco Systems, Inc.(2)                                       79,000        1,598
Corning, Inc.                                                98,000        1,893
Hewlett-Packard Co.                                          45,000        1,894
Intel Corp.                                                  89,000        1,872
International Business
Machines Corp.                                               13,000        1,908
Microsoft Corp.                                              74,000        2,066
Nokia Oyj Sponsored ADR                                     185,000        1,909
QUALCOMM, Inc.                                               39,000        1,930
Research In Motion Ltd.(2)                                   29,000        1,686
SanDisk Corp.(2)                                             39,000        1,945
Visa, Inc. Class A                                           25,000        1,760
                                                                      ----------
                                                                          22,360
                                                                      ----------

                                                           SHARES        VALUE
                                                         ----------   ----------
MATERIALS--8.0%
Alcoa, Inc.                                                 143,000   $    2,201
Du Pont (E.I.) de Nemours
& Co.                                                        40,000        1,995
Freeport-McMoRan Copper
& Gold, Inc.                                                 18,000        2,162
Monsanto Co.                                                 30,000        2,089
Nucor Corp.                                                  46,000        2,016
Potash Corp. of
Saskatchewan, Inc.                                           14,000        2,167
                                                                      ----------
                                                                          12,630
                                                                      ----------
TELECOMMUNICATION SERVICES--1.2%
Verizon Communications,
Inc                                                          55,000        1,968
                                                                      ----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $73,062)                                                 97,495
                                                                      ----------
TOTAL LONG-TERM INVESTMENTS--99.1%
(IDENTIFIED COST $130,426)                                               156,909
                                                                      ----------
SHORT-TERM INVESTMENTS--0.6%
MONEY MARKET MUTUAL FUNDS--0.6%
Dreyfus Cash Management Fund -
Institutional Shares (seven-day
effective yield 0.140%)                                     875,708          876
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $876)                                                       876
                                                                      ----------
TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $131,302)                                               157,785(1)
                                                                      ----------
Other Assets and Liabilities--0.3%                                          537
                                                                      ----------
NET ASSETS--100.0%                                                    $  158,322
                                                                      ==========

ABBREVIATIONS:
ADR  American Depositary Receipt
FGIC Financial Guaranty Insurance Company
FNMA Federal National Mortgage Association
     ("Fannie Mae")
FSA  Financial Security Assurance, Inc.
GNMA Government National Mortgage Association
     ("Ginnie Mae")
NATL National Public Finance Guarantee Corp.
REIT Real Estate Investment Trust

COUNTRY WEIGHTINGS+ (unaudited)

United States
   (includes short-term investments)     86%
Canada                                    3
Bermuda                                   2
Brazil                                    2
Australia                                 1
Finland                                   1
United Kingdom                            1
Other                                     4
                                        ---
Total                                   100%
                                        ---

+    % of total investments as of December 31, 2010

FOREIGN CURRENCIES:
AUD Australian Dollar
CAD Canadian Dollar
KRW Korean Won
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
TRY Turkish Lira
ZAR South African Rand

The following table provides a summary of inputs used to value the Series' investments as of December 31, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements):

                          Total                         Level 2 -
                        Value at         Level 1 -   Significant
                       December 31,      Quoted        Observable
                          2010           Prices        Inputs
                     ----------------   ----------   -----------
INVESTMENTS IN
SECURITIES:
Debt Securities:
Asset-Backed
Securities                $ 1,475           $ --      $  1,475
Corporate Bonds            29,620             --        29,620
Foreign
Government
Securities                  1,281             --        1,281
Loan Agreements               647             --          647
Mortgage-Backed
Securities                 20,457             --        20,457
Municipal Bonds             4,056             --         4,056
U.S. Government
Securities                  1,620             --         1,620
Equity Securities:
Common
Stock                      97,495          97,495           --
Preferred
Stock                         258              --          258
Short-Term
Investments                   876             876          --
                         ---------       ---------     --------
Total                    $157,785         $98,371      $59,414
                         =========       =========     =========

There are no Level 3 (Significant Unobservable Inputs) priced securities.

                      Refer to Footnote Legend on page 21.

                        See Notes to Financial Statements

                         THIS PAGE INTENTIONALLY BLANK.

                         VIRTUS VARIABLE INSURANCE TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

(Reported in thousands except shares and per share amounts)

                                                                                                         MULTI-SECTOR
                                                                CAPITAL        GROWTH &                         FIXED
                                                                GROWTH          INCOME     INTERNATIONAL       INCOME
                                                                SERIES          SERIES         SERIES          SERIES
                                                              -----------    -----------   -------------    ------------
ASSETS
   Investment in securities at value(1) ...................   $   228,278    $   189,628    $   401,288     $   225,708
   Foreign currency at value(2) ...........................            --             --             95              --
   Receivables
      Investment securities sold ..........................            --             --          2,081             709
      Fund shares sold ....................................             2             --             60             108
      Dividends and interest ..............................            82            193            882           2,661
      Tax reclaims ........................................            --             --            837              --
   Prepaid expenses .......................................            34             29             60              38
   Other assets ...........................................            93             42            166              87
                                                              -----------    -----------    -----------     -----------
         Total assets .....................................       228,489        189,892        405,469         229,311
                                                              -----------    -----------    -----------     -----------
LIABILITIES
   Cash overdraft .........................................            --             --          1,181              --
   Payables
      Fund shares repurchased .............................            49            288             85              --(3)
      Investment securities purchased .....................            --             --             --           1,151
      Investment advisory fee .............................           114             83            220              78
      Administration fee ..................................            15             13             29              17
      Distribution and service fees .......................            48             40             84              48
      Transfer agent fees and expenses ....................             1              2              1               2
      Trustees' fee and expenses ..........................            --(3)           1             --(3)            1
      Professional fee ....................................            35             41             46              41
      Other accrued expenses ..............................            25             21             50              26
   Trustee deferred compensation plan .....................            93             42            166              87
                                                              -----------    -----------    -----------     -----------
         Total liabilities ................................           380            531          1,862           1,451
                                                              -----------    -----------    -----------     -----------
NET ASSETS ................................................   $   228,109    $   189,361    $   403,607     $   227,860
                                                              ===========    ===========    ===========     ===========
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest .......   $   282,596    $   184,658    $   343,271     $   230,795
   Accumulated undistributed net investment income (loss)..            37             76            302           1,191
   Accumulated undistributed net realized gain (loss) .....       (81,254)       (29,134)       (63,162)        (17,441)
   Net unrealized appreciation (depreciation) .............        26,730         33,761        123,196          13,315
                                                              -----------    -----------    -----------     -----------
NET ASSETS ................................................   $   228,109    $   189,361    $   403,607     $   227,860
                                                              ===========    ===========    ===========     ===========
   Net asset value and offering price per share ...........   $     14.67    $     12.82    $     16.45     $      9.55
                                                              -----------    -----------    -----------     -----------
   Shares of beneficial interest outstanding, $1 par
      value, unlimited authorization ......................    15,547,318     14,774,173     24,535,417      23,867,609
                                                              -----------    -----------    -----------     -----------
(1) Investments in securities at cost .....................   $   201,548    $   155,867    $   278,183     $   212,403
(2) Foreign currency at cost ..............................   $        --    $        --    $        91     $        --

(3)  Amount is less than $500 (not reported in thousands).

                       See Notes to Financial Statements

                         VIRTUS VARIABLE INSURANCE TRUST
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                DECEMBER 31, 2010

(Reported in thousands except shares and per share amounts)

                                                          REAL ESTATE   SMALL-CAP       SMALL-CAP     STRATEGIC
                                                          SECURITIES      GROWTH         VALUE       ALLOCATION
                                                            SERIES        SERIES         SERIES        SERIES
                                                         -----------    ----------    ------------   -----------
ASSETS
   Investment in securities at value(1) ...............   $  110,204    $   68,551    $   151,538    $   157,785
   Receivables
      Investment securities sold ......................          832            --             --              2
      Fund shares sold ................................           13             2              3             14
      Dividends and interest ..........................          429            16            190            702
   Prepaid expenses ...................................           19            12             23             24
   Other assets .......................................           47            13             23             67
                                                          ----------    ----------    -----------    -----------
         Total assets .................................      111,544        68,594        151,777        158,594
                                                          ----------    ----------    -----------    -----------
LIABILITIES
   Payables
      Fund shares repurchased .........................          160            19            258             18
      Investment securities purchased .................          425            --              3             --
      Investment advisory fee .........................           70            37            119             90
      Administration fee ..............................            8             5             10             12
      Distribution and service fees ...................           23            15             32             33
      Transfer agent fees and expenses ................            1             2              2              1
      Trustees' fee and expenses ......................           --(2)         --(2)           1             --(2)
      Professional fee ................................           30            32             35             35
      Other accrued expenses ..........................           11             8             13             16
Trustee deferred compensation plan ....................           47            13             23             67
                                                          ----------    ----------    -----------    -----------
         Total liabilities ............................          775           131            496            272
                                                          ----------    ----------    -----------    -----------
NET ASSETS ............................................   $  110,769    $   68,463    $   151,281    $   158,322
                                                          ==========    ==========    ===========    ===========
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest....   $   69,685    $   77,309    $   159,031    $   154,039
   Accumulated undistributed net investment income
      (loss) ..........................................           28           (28)           121            220
   Accumulated undistributed net realized gain (loss)..       (5,260)      (11,497)       (13,276)       (22,421)
   Net unrealized appreciation (depreciation) .........       46,316         2,679          5,405         26,484
                                                          ----------    ----------    -----------    -----------
NET ASSETS ............................................   $  110,769    $   68,463    $   151,281    $   158,322
                                                          ==========    ==========    ===========    ===========
   Net asset value and offering price per share .......   $    25.43    $    13.24    $     12.33    $     12.22
                                                          ----------    ----------    -----------    -----------
   Shares of beneficial interest outstanding, $1 par
      value, unlimited authorization ..................    4,355,876     5,170,357     12,272,808     12,959,266
                                                          ----------    ----------    -----------    -----------
(1) Investments in securities at cost .................   $   63,888    $   65,872    $   146,133    $   131,302

(2)  Amount is less than $500 (not reported in thousands).

                       See Notes to Financial Statements

                         VIRTUS VARIABLE INSURANCE TRUST
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2010

(Reported in thousands)

                                                                                                 MULTI-
                                                                                                SECTOR
                                                          CAPITAL    GROWTH &                    FIXED
                                                          GROWTH      INCOME    INTERNATIONAL   INCOME
                                                           SERIES     SERIES       SERIES       SERIES
                                                          --------   --------   -------------   ------
INVESTMENT INCOME
Dividends .............................................   $  2,890   $  1,877      $14,516      $    44
Interest ..............................................         --         --           --       14,935
Foreign taxes withheld ................................         (7)       (20)      (1,194)         (28)
                                                          --------   --------      -------      -------
   Total investment income ............................      2,883      1,857       13,322       14,951
                                                          --------   --------      -------      -------
EXPENSES
Investment advisory fee ...............................      1,540        691        2,877        1,034
Administration fee ....................................        185         83          331          174
Distribution and service fees .........................         86         71          152           88
Service fees ..........................................        170         64          304          157
Transfer agent fee and expenses .......................          6          6            6            6
Custodian fees ........................................         32          6           79           14
Printing fees and expenses ............................         45         26           76           59
Professional fees .....................................         80         43          119           72
Trustees' fee and expenses ............................         73         32          129           69
Miscellaneous .........................................         87         37          154           93
                                                          --------   --------      -------      -------
   Total expenses .....................................      2,304      1,059        4,227        1,766
Less expenses reimbursed by investment adviser ........       (214)      (171)        (172)        (215)
                                                          --------   --------      -------      -------
   Net expenses .......................................      2,090        888        4,055        1,551
                                                          --------   --------      -------      -------
NET INVESTMENT INCOME .................................        793        969        9,267       13,400
                                                          --------   --------      -------      -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain (loss) on investments ...............     48,702     23,957        8,770        9,932
Net realized gain (loss) on foreign currency
   transactions .......................................         --         --           75            1
Net change in unrealized appreciation
   (depreciation) on investments ......................    (19,546)    (9,877)      31,643        3,479
Net change in unrealized appreciation
   (depreciation) on foreign currency translations.....         --         --           76            2
                                                          --------   --------      -------      -------
NET GAIN (LOSS) ON INVESTMENTS ........................     29,156     14,080       40,564       13,414
                                                          --------   --------      -------      -------
Net increase in net assets resulting from operations...   $ 29,949   $ 15,049      $49,831      $26,814
                                                          ========   ========      =======      =======

                       See Notes to Financial Statements

                         VIRTUS VARIABLE INSURANCE TRUST
                      STATEMENTS OF OPERATIONS (CONTINUED)
                          YEAR ENDED DECEMBER 31, 2010

(Reported in thousands)

                                                           REAL
                                                          ESTATE     SMALL-CAP   SMALL-CAP    STRATEGIC
                                                        SECURITIES     GROWTH      VALUE     ALLOCATION
                                                          SERIES       SERIES      SERIES      SERIES
                                                        ----------   ---------   ---------   ----------
INVESTMENT INCOME
Dividends ...........................................    $ 2,624     $    155    $  1,438     $ 1,867
Interest ............................................         --           --          --       3,631
Foreign taxes withheld ..............................         --           --          --         (18)
                                                         -------     --------    --------     -------
   Total investment income ..........................      2,624          155       1,438       5,480
                                                         -------     --------    --------     -------
EXPENSES
Investment advisory fee .............................        844          265         538         950
Administration fee ..................................         96           26          46         139
Distribution and service fees .......................         42           26          58          60
Service fees ........................................         88           19          29         123
Transfer agent fee and expenses .....................          6            6           6           6
Custodian fees ......................................          8            8           2           7
Printing fees and expenses ..........................         31           12          20          42
Professional fees ...................................         57           32          32          66
Trustees' fee and expenses ..........................         36           10          17          53
Miscellaneous .......................................         42           12          19          70
                                                         -------     --------    --------     -------
   Total expenses ...................................      1,250          416         767       1,516
Less expenses reimbursed by investment adviser ......        (12)         (89)        (58)       (171)
                                                         -------     --------    --------     -------
   Net expenses .....................................      1,238          327         709       1,345
                                                         -------     --------    --------     -------
NET INVESTMENT INCOME (LOSS) ........................      1,386         (172)        729       4,135
                                                         -------     --------    --------     -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain (loss) on investments .............     12,204       22,293      36,932       9,855
Net realized gain (loss) on foreign currency
   transactions .....................................         --           --          --           1
Net change in unrealized appreciation
   (depreciation) on investments ....................     14,258      (17,709)    (28,018)      5,206
Net change in unrealized appreciation
   (depreciation) on foreign currency translations...         --           --          --           2
                                                         -------     --------    --------     -------
NET GAIN (LOSS) ON INVESTMENTS ......................     26,462        4,584       8,914      15,064
                                                         -------     --------    --------     -------
Net increase in net assets resulting from
   operations .......................................    $27,848     $  4,412    $  9,643     $19,199
                                                         =======     ========    ========     =======

                       See Notes to Financial Statements

                         VIRTUS VARIABLE INSURANCE TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

                                                      CAPITAL GROWTH SERIES       GROWTH & INCOME SERIES
                                                  ---------------------------   ---------------------------
                                                   YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                                                  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                      2010           2009           2010          2009
                                                  ------------   ------------   ------------   ------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ..................     $    793      $  1,785        $    969       $  1,110
Net realized gain (loss) ......................       48,702       (14,258)         23,957        (14,894)
Net change in unrealized appreciation
   (depreciation) .............................      (19,546)       68,484          (9,877)        31,283
                                                    --------      --------        --------       --------
Increase (decrease) in net assets resulting
   from operations ............................       29,949        56,011          15,049         17,499
                                                    --------      --------        --------       --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income .........................         (916)       (1,802)         (1,098)        (1,309)
                                                    --------      --------        --------       --------
Decrease in net assets from distributions to
   shareholders ...............................         (916)       (1,802)         (1,098)        (1,309)
                                                    --------      --------        --------       --------
FROM SHARE TRANSACTIONS
Sale of shares ................................        6,280        12,955           3,548          3,147
Plans of Reorganization (Note 9) ..............           --            --         101,390             --
Reinvestment of distributions .................          916         1,802           1,098          1,309
Shares repurchased ............................      (44,529)      (35,745)        (20,926)       (15,457)
                                                    --------      --------        --------       --------
Increase (decrease) in net assets from share
   transactions ...............................      (37,333)      (20,988)         85,110        (11,001)
                                                    --------      --------        --------       --------
CAPITAL CONTRIBUTIONS
Fair Funds settlement(1) ......................           --            --              --             --
Net increase (decrease) in net assets .........       (8,300)       33,221          99,061          5,189
NET ASSETS
Beginning of year .............................      236,409       203,188          90,300         85,111
                                                    --------      --------        --------       --------
End of year ...................................     $228,109      $236,409        $189,361       $ 90,300
                                                    ========      ========        ========       ========
Accumulated undistributed net investment
   income (loss) at end of year ...............           37           181              76            245
SHARES
Sales of shares ...............................          485         1,217             308            338
Plans of Reorganization (Note 9) ..............           --            --           8,303             --
Reinvestment of distributions .................           70           148              98            130
Shares repurchased ............................       (3,440)       (3,354)         (1,797)        (1,614)
                                                    --------      --------        --------       --------
Net Increase/(Decrease) .......................       (2,885)       (1,989)          6,912         (1,146)
                                                    ========      ========        ========       ========

(1) The Series was a recipient of a distribution from a Fair Fund established by the United States Securities and Exchange Commission. The proceeds received were part of the Millenium Partners, L.P. and Bear Stearns & Co., Inc. settlements.

                       See Notes to Financial Statements


                               MULTI-SECTOR FIXED INCOME     REAL ESTATE SECURITIES            SMALL-CAP GROWTH
   INTERNATIONAL SERIES                 SERIES                       SERIES                         SERIES
---------------------------   ---------------------------   ---------------------------   ---------------------------
 YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
   2010            2009           2010           2009           2010           2009           2010            2009
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
  $  9,267       $  9,089       $ 13,400       $ 13,670       $  1,386       $  2,435       $   (172)      $  (199)
     8,845        (49,336)         9,933         (7,230)        12,204         (5,835)        22,293        (2,107)

    31,719        167,182          3,481         58,807         14,258         30,994        (17,709)        7,135
  --------       --------       --------       --------       --------       -------        --------       -------

    49,831        126,935         26,814         65,247         27,848         27,594          4,412         4,829
  --------       --------       --------       --------       --------       -------        --------       -------

    (9,454)       (11,634)       (15,159)       (13,684)        (2,116)        (3,192)            --            --
  --------       --------       --------       --------       --------       -------        --------       -------

    (9,454)       (11,634)       (15,159)       (13,684)        (2,116)        (3,192)            --            --
  --------       --------       --------       --------       --------       -------        --------       -------

     9,316         25,380          3,805          8,187          4,975         10,072            823         2,661
        --             --         33,044             --             --             --         46,116            --
     9,454         11,634         15,159         13,684          2,116          3,192             --            --
   (77,246)       (50,846)       (41,910)       (40,228)       (34,804)       (11,115)        (9,198)       (6,896)
  --------       --------       --------       --------       --------       -------        --------       -------

   (58,476)       (13,832)        10,098        (18,357)       (27,713)         2,149         37,741        (4,235)
  --------       --------       --------       --------       --------       -------        --------       -------

        --            300             --             --             --             --             --            --
   (18,099)       101,769         21,753         33,206         (1,981)        26,551         42,153           594
   421,706        319,937        206,107        172,901        112,750         86,199         26,310        25,716
  --------       --------       --------       --------       --------       -------        --------       -------
  $403,607       $421,706       $227,860       $206,107       $110,769       $112,750       $ 68,463       $26,310
  ========       ========       ========       ========       ========       ========       ========       =======

       302            414          1,191          1,909             28            758            (28)          (10)

       636          2,281            405          1,080            214            740             68           272
        --             --          3,326             --             --             --          3,597            --
       644            841          1,635          1,613             91            201             --            --
    (5,122)        (3,971)        (4,437)        (4,939)        (1,517)          (676)          (751)         (715)
  --------       --------       --------       --------       --------       -------        --------       -------
    (3,842)          (849)           929         (2,246)        (1,212)           265          2,914          (443)
  ========       ========       ========       ========       ========       ========       ========       =======

                       See Notes to Financial Statements

                         VIRTUS VARIABLE INSURANCE TRUST
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(Reported in thousands)

                                                                SMALL-CAP VALUE SERIES     STRATEGIC ALLOCATION SERIES
                                                             ---------------------------   ---------------------------
                                                              YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                 2010           2009           2010           2009
                                                             ------------   ------------   ------------   ------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) .............................     $    729       $     48       $  4,135       $  4,764
Net realized gain (loss) .................................       36,932        (16,898)         9,856        (23,230)
Net change in unrealized appreciation
   (depreciation) ........................................      (28,018)        23,499          5,208         53,466
                                                               --------       --------       --------       --------
Increase (decrease) in net assets
   resulting from operations .............................        9,643          6,649         19,199         35,000
                                                               --------       --------       --------       --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment
income ...................................................         (631)          (162)        (4,426)        (5,775)
                                                               --------       --------       --------       --------
Decrease in net assets from distributions
   to shareholders .......................................         (631)          (162)        (4,426)        (5,775)
                                                               --------       --------       --------       --------
FROM SHARE TRANSACTIONS
Sale of shares ...........................................        1,124          1,997          2,703          2,235
Plans of Reorganization (Note 9) .........................      114,619             --             --             --
Reinvestment of distributions ............................          631            162          4,426          5,775
Shares repurchased .......................................      (12,525)        (8,238)       (33,827)       (30,259)
                                                               --------       --------       --------       --------
Increase (decrease) in net assets from
   share transactions ....................................      103,849         (6,079)       (26,698)       (22,249)
                                                               --------       --------       --------       --------
Net increase (decrease) in net assets ....................      112,861            408        (11,925)         6,976
                                                               --------       --------       --------       --------
NET ASSETS
Beginning of year ........................................       38,420         38,012        170,247        163,271
                                                               --------       --------       --------       --------
End of year ..............................................     $151,281       $ 38,420       $158,322       $170,247
                                                               --------       --------       --------       --------
Accumulated undistributed net investment
   income (loss) at end of year ..........................          121             24            220            589
                                                               --------       --------       --------       --------
SHARES
Sales of shares ..........................................          100            236            238            231
Plans of Reorganization (Note 9) .........................        9,565             --             --             --
Reinvestment of distributions ............................           51             19            396            566
Shares repurchased .......................................       (1,086)          (948)        (2,994)        (3,132)
                                                               --------       --------       --------       --------
Net
Increase/(Decrease) ......................................        8,630           (693)        (2,360)        (2,335)
                                                               ========       ========       ========       ========

                       See Notes to Financial Statements

                         VIRTUS VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
                 SELECTED PER SHARE DATA AND RATIOS FOR A SHARE
                       OUTSTANDING THROUGHOUT EACH PERIOD



                          NET                   NET
                         ASSET      NET       REALIZED    TOTAL    DIVIDENDS  DISTRIBUTIONS
                         VALUE,  INVESTMENT     AND        FROM     FROM NET    FROM NET
                       BEGINNING   INCOME    UNREALIZED INVESTMENT INVESTMENT   REALIZED        TOTAL
                       OF PERIOD (LOSS)(1)  GAIN (LOSS) OPERATIONS   INCOME       GAINS     DISTRIBUTIONS
                       --------- ---------- ----------- ---------- ---------- ------------- -------------
CAPITAL GROWTH SERIES
1/1/10 to 12/31/10       $12.83     0.05        1.85       1.90      (0.06)          --         (0.06)
1/1/09 to 12/31/09         9.95     0.09        2.89       2.98      (0.10)          --         (0.10)
1/1/08 to 12/31/08        16.81     0.01       (6.87)     (6.86)        --(2)        --            --
1/1/07 to 12/31/07        15.21     0.04        1.60       1.64      (0.04)          --         (0.04)
1/1/06 to 12/31/06        14.77     0.04        0.43       0.47      (0.03)          --         (0.03)
GROWTH & INCOME SERIES
1/1/10 to 12/31/10       $11.49     0.11        1.34       1.45      (0.12)          --         (0.12)
1/1/09 to 12/31/09         9.45     0.13        2.07       2.20      (0.16)          --         (0.16)
1/1/08 to 12/31/08        14.94     0.19       (5.35)     (5.16)     (0.17)       (0.16)        (0.33)
1/1/07 to 12/31/07        14.51     0.16        0.81       0.97      (0.15)       (0.39)        (0.54)
1/1/06 to 12/31/06        12.52     0.16        1.98       2.14      (0.15)          --         (0.15)
INTERNATIONAL SERIES
1/1/10 to 12/31/10       $14.86     0.35        1.61       1.96      (0.37)          --         (0.37)
1/1/09 to 12/31/09        10.95     0.31        4.01       4.32      (0.41)          --         (0.41)
1/1/08 to 12/31/08        19.14     0.40       (7.57)     (7.17)     (0.31)       (0.71)        (1.02)
1/1/07 to 12/31/07        17.80     0.40        2.25       2.65      (0.30)       (1.01)        (1.31)
1/1/06 to 12/31/06        14.29     0.33        3.53       3.86      (0.35)          --         (0.35)
MULTI-SECTOR FIXED
INCOME SERIES
1/1/10 to 12/31/10       $ 8.98     0.61        0.65       1.26      (0.69)          --         (0.69)
1/1/09 to 12/31/09         6.86     0.57        2.15       2.72      (0.60)          --         (0.60)
1/1/08 to 12/31/08         9.09     0.57       (2.15)     (1.58)     (0.65)          --         (0.65)
1/1/07 to 12/31/07         9.25     0.53       (0.19)      0.34      (0.50)          --         (0.50)
1/1/06 to 12/31/06         9.14     0.52        0.09       0.61      (0.50)          --         (0.50)
REAL ESTATE SECURITIES
SERIES
1/1/10 to 12/31/10       $20.25     0.28        5.35       5.63      (0.45)          --         (0.45)
1/1/09 to 12/31/09        16.26     0.44        4.12       4.56      (0.57)          --         (0.57)
1/1/08 to 12/31/08        26.82     0.56      (10.17)     (9.61)     (0.37)       (0.58)        (0.95)
1/1/07 to 12/31/07        35.60     0.51       (6.00)     (5.49)     (0.44)       (2.85)        (3.29)
1/1/06 to 12/31/06        28.38     0.45        9.90      10.35      (0.44)       (2.69)        (3.13)

                                                                                  RATIO OF GROSS
                                                                     RATIO OF        OPERATING
                                   NET                                 NET          EXPENSES TO       RATIO OF
                                  ASSET                             OPERATING      AVERAGE NET     NET INVESTMENT
                       CHANGE IN  VALUE,             NET ASSETS,     EXPENSES     ASSETS (BEFORE     INCOME TO    PORTFOLIO
                       NET ASSET  END OF   TOTAL    END OF PERIOD   TO AVERAGE      WAIVERS AND       AVERAGE      TURNOVER
                         VALUE    PERIOD RETURN(3) (IN THOUSANDS) NET ASSETS(4) REIMBURSEMENTS)(4)   NET ASSETS      RATE
                       --------- ------- --------- -------------- ------------- ------------------ -------------- ---------
CAPITAL GROWTH SERIES
1/1/10 to 12/31/10         1.84   $14.67    14.88%    $228,109        0.95%            1.05%             0.36%       166%
1/1/09 to 12/31/09         2.88    12.83    29.93      236,409        0.95             1.07              0.85        107
1/1/08 to 12/31/08        (6.86)    9.95   (40.78)     203,188        0.94             0.94              0.08        164
1/1/07 to 12/31/07         1.60    16.81    10.75      400,612        0.91             0.91              0.22         88
1/1/06 to 12/31/06         0.44    15.21     3.22      435,126        0.92             0.92              0.25        182
GROWTH & INCOME SERIES
1/1/10 to 12/31/10         1.33   $12.82    12.83%    $189,361        0.90%            1.07%             0.98%        39%
1/1/09 to 12/31/09         2.04    11.49    23.50       90,300        0.94             1.11              1.35        109
1/1/08 to 12/31/08        (5.49)    9.45   (34.93)      85,111        0.85             0.99              1.51         56
1/1/07 to 12/31/07         0.43    14.94     6.66      159,074        0.85             0.95              1.03         44
1/1/06 to 12/31/06         1.99    14.51    17.18      167,529        0.91(5)          0.97              1.17         37
INTERNATIONAL SERIES
1/1/10 to 12/31/10         1.59   $16.45    13.47%    $403,607        1.03%            1.08%             2.36%        24%
1/1/09 to 12/31/09         3.91    14.86    39.87      421,706        1.03             1.08              2.55         26
1/1/08 to 12/31/08        (8.19)   10.95   (38.98)     319,937        1.00             1.00              2.56         33
1/1/07 to 12/31/07         1.34    19.14    14.94      501,913        0.98             0.98              2.10         34
1/1/06 to 12/31/06         3.51    17.80    27.37      421,281        1.01             1.01              2.06         56
MULTI-SECTOR FIXED
INCOME SERIES
1/1/10 to 12/31/10         0.57   $ 9.55    14.36%    $227,860        0.75%            0.85%             6.48%        56%
1/1/09 to 12/31/09         2.12     8.98    40.13      206,107        0.75             0.84              7.06         72
1/1/08 to 12/31/08        (2.23)    6.86   (17.93)     172,901        0.75             0.76              6.69         72
1/1/07 to 12/31/07        (0.16)    9.09     3.71      250,867        0.74             0.74              5.65         94
1/1/06 to 12/31/06         0.11     9.25     6.84      245,750        0.74             0.74              5.60         90
REAL ESTATE SECURITIES
SERIES
1/1/10 to 12/31/10         5.18   $25.43    28.00%    $110,769        1.10%            1.11%             1.23%        36%
1/1/09 to 12/31/09         3.99    20.25    29.11      112,750        1.10             1.11              2.80         43
1/1/08 to 12/31/08       (10.56)   16.26   (36.88)      86,199        1.01             1.01              2.33         42
1/1/07 to 12/31/07        (8.78)   26.82   (15.71)     135,140        0.98             0.98              1.50         23
1/1/06 to 12/31/06         7.22    35.60    37.07      187,922        1.02             1.02              1.37         28

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                         VIRTUS VARIABLE INSURANCE TRUST
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD



                          NET                   NET
                         ASSET      NET       REALIZED    TOTAL    DIVIDENDS  DISTRIBUTIONS
                         VALUE,  INVESTMENT     AND        FROM     FROM NET    FROM NET
                       BEGINNING   INCOME    UNREALIZED INVESTMENT INVESTMENT   REALIZED        TOTAL
                       OF PERIOD (LOSS)(1)  GAIN (LOSS) OPERATIONS   INCOME       GAINS     DISTRIBUTIONS
                       --------- ---------- ----------- ---------- ---------- ------------- -------------
SMALL-CAP GROWTH
SERIES
1/1/10 to 12/31/10       $11.66    (0.07)       1.65       1.58          --          --            --
1/1/09 to 12/31/09         9.53    (0.08)       2.21       2.13          --          --            --
1/1/08 to 12/31/08        17.85    (0.10)      (7.76)     (7.86)         --       (0.46)        (0.46)
1/1/07 to 12/31/07        18.65    (0.12)       3.07       2.95          --       (3.75)        (3.75)
1/1/06 to 12/31/06        15.61    (0.10)       3.14       3.04          --          --            --
SMALL-CAP VALUE SERIES
1/1/10 to 12/31/10       $10.55     0.15        1.69       1.84       (0.06)         --         (0.06)
1/1/09 to 12/31/09         8.77     0.01        1.81       1.82       (0.04)         --         (0.04)
1/1/08 to 12/31/08        14.46     0.04       (5.42)     (5.38)      (0.01)      (0.30)        (0.31)
1/1/07 to 12/31/07        17.03       --(2)    (0.30)     (0.30)         --       (2.27)        (2.27)
1/1/06 to 12/31/06        17.02     0.04        2.77       2.81       (0.04)      (2.76)        (2.80)
STRATEGIC ALLOCATION
SERIES
1/1/10 to 12/31/10       $11.11     0.30        1.14       1.44       (0.33)         --         (0.33)
1/1/09 to 12/31/09         9.25     0.29        1.94       2.23       (0.37)         --         (0.37)
1/1/08 to 12/31/08        12.95     0.37       (3.60)     (3.23)      (0.35)      (0.12)        (0.47)
1/1/07 to 12/31/07        13.30     0.36        0.43       0.79       (0.37)      (0.77)        (1.14)
1/1/06 to 12/31/06        13.78     0.38        1.31       1.69       (0.38)      (1.79)        (2.17)

                                                                                  RATIO OF GROSS
                                                                     RATIO OF        OPERATING
                                   NET                                 NET          EXPENSES TO       RATIO OF
                                  ASSET                             OPERATING      AVERAGE NET     NET INVESTMENT
                       CHANGE IN  VALUE,             NET ASSETS,     EXPENSES     ASSETS (BEFORE     INCOME TO    PORTFOLIO
                       NET ASSET  END OF   TOTAL    END OF PERIOD   TO AVERAGE      WAIVERS AND       AVERAGE      TURNOVER
                         VALUE    PERIOD RETURN(3) (IN THOUSANDS) NET ASSETS(4) REIMBURSEMENTS)(4)   NET ASSETS      RATE
                       --------- ------- --------- -------------- ------------- ------------------ -------------- ---------
SMALL-CAP GROWTH
SERIES
1/1/10 to 12/31/10       1.58     $13.24   13.53%     $ 68,463         1.05%           1.33%           (0.55)%       179%
1/1/09 to 12/31/09       2.13      11.66   22.39        26,310         1.05            1.41            (0.83)        262
1/1/08 to 12/31/08      (8.32)      9.53  (44.92)       25,716         1.00            1.20            (0.75)        177
1/1/07 to 12/31/07      (0.80)     17.85   16.10        55,768         1.00            1.12            (0.62)         59
1/1/06 to 12/31/06       3.04      18.65   19.45        57,653         1.00            1.27            (0.59)        147
SMALL-CAP VALUE SERIES
1/1/10 to 12/31/10        1.78    $12.33   17.40%     $151,281         1.30%           1.41%            1.34%         69%
1/1/09 to 12/31/09        1.78     10.55   20.90        38,421         1.30            1.51             0.14         153
1/1/08 to 12/31/08       (5.69)     8.77  (37.91)       38,012         1.30            1.38             0.33          50
1/1/07 to 12/31/07       (2.57)    14.46   (2.10)       73,242         1.30            1.31            (0.03)         32
1/1/06 to 12/31/06        0.01     17.03   16.75        82,771         1.30            1.35             0.21          55
STRATEGIC ALLOCATION
SERIES
1/1/10 to 12/31/10        1.11    $12.22   13.20%     $158,322         0.85%           0.96%            2.61%         42%
1/1/09 to 12/31/09        1.86     11.11   24.51       170,247         0.85            0.95             2.98          89
1/1/08 to 12/31/08       (3.70)     9.25  (25.45)      163,271         0.85            0.87             3.19          50
1/1/07 to 12/31/07       (0.35)    12.95    5.98       270,653         0.84            0.84             2.62          52
1/1/06 to 12/31/06       (0.48)    13.30   12.69       316,145         0.83            0.84             2.66          86

FOOTNOTE LEGEND:

(1)  Computed using average shares outstanding.

(2)  Amount is less than $0.005.

(3) The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.

(4) The Series will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.

(5)  Represents a blended operating ratio.

                        See Notes to Financial Statements

                         VIRTUS VARIABLE INSURANCE TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2010

NOTE 1--ORGANIZATION

     The Virtus Variable Insurance Trust (formerly The Phoenix Edge Series Fund) (the "Trust" or "VVIT") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. It was formed on February 18, 1986 as a Massachusetts business trust and commenced operations on December 5, 1986. Prior to November 5, 2010, the Trust was named The Phoenix Edge Series Fund.

     The Trust is organized with series, which are currently available only to separate accounts of participating insurance companies to fund variable accumulation annuity contracts and variable universal life insurance policies. As of the date of this report the Trust is comprised of eight Series (each a "Series"), reported in this annual report. Each Series' investment objective is outlined in the respective Series' summary page.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

     A.   SECURITY VALUATION

          Security valuation procedures for the Series have been approved by the Board of Trustees. All internally fair valued securities, referred to below, are approved by a valuation committee appointed under the direction of the Board of Trustees.

          The Series utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

          - Level 1 - quoted prices in active markets for identical securities

          - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          - Level 3 - prices determined using significant unobservable inputs (including the valuation committee's own assumptions in determining the fair value of investments)

          A description of the valuation techniques applied to the Series' major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

          Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted Equity Securities and Private Placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

          Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Series calculates its net asset value (generally, the close of the New York Stock Exchange ("NYSE")) that may impact the value of securities traded in these foreign markets. In such cases the Series fair value foreign securities using an external pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange Traded Funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain Foreign Common Stocks may occur on a frequent basis.

          Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured Debt Instruments such as Mortgage-Backed and Asset-Backed Securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

          Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include Forward Currency Contracts and Equity Linked Instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

          Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

          Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

          A summary of the inputs used to value the Series' major categories of assets and liabilities, which primarily include investments of the Series, by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

                         VIRTUS VARIABLE INSURANCE TRUST
                         NOTES TO FINANCIAL STATEMENTS
                          (CONTINUED) DECEMBER 31, 2010

     B.   SECURITY TRANSACTIONS AND RELATED INCOME

          Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Series is notified. Interest income is recorded on the accrual basis. Each Series amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

          Dividend income is recorded using Management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

     C.   INCOME TAXES

          Each Series is treated as a separate taxable entity. It is the policy of each Series in the Trust to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

          Certain Series may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Series will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

          The Series has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Series to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Series have determined that there was no effect on the financial statements from following this authoritative guidance. The Series do not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Series file tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Series are subject to examination by federal, state and local jurisdictions, where applicable.

          As of December 31, 2010, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2007 forward (with limited exceptions).

     D.   DISTRIBUTIONS TO SHAREHOLDERS

          Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

     E.   EXPENSES

          Expenses incurred by the Trust with respect to more than one Series are allocated in proportion to the net assets of each Series, except where allocation of direct expense to each Series or an alternative allocation method is deemed more appropriate. In addition to the net operating expenses that the Series bear directly, the contract owners, as investors in the Series, indirectly bear the Series' pro-rata expenses of any underlying funds in which each Series invests.

     F.   FOREIGN CURRENCY TRANSLATION

          Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Series does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations, which arise due to changes in the market prices of securities.

     G.   LOAN AGREEMENTS

          Certain Series may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Series' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A bank or other financial institution (the lender) that acts as agent for all holders often administers a loan. The agent administers the terms of the loan, as specified in the loan agreement. When investing in loan participation, the Series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Series generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Series may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Series purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

     H.   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

          Certain Series may engage in when-issued or delayed delivery transactions. Each Series records when-issued and delayed delivery securities on the trade date. Each Series maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

                         VIRTUS VARIABLE INSURANCE TRUST
                         NOTES TO FINANCIAL STATEMENTS
                          (CONTINUED) DECEMBER 31, 2010

NOTE 3--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

     A.   ADVISER

          Virtus Investment Advisers, Inc. ("VIA," the "Adviser"), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. ("Virtus"), is the Adviser to the Trust. VIA began serving as investment adviser to the Trust on November 5, 2010 and currently serves as investment adviser to each of the Series and the advisory rates remain unchanged with the exception of the Small-Cap Value Series.++ Prior to November 5, 2010, Phoenix Variable Advisers, Inc. ("PVA") served as investment adviser to these Series.

          As compensation for its service to the Trust, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Series listed below:

                                         RATE FOR FIRST   RATE FOR NEXT   RATE FOR EXCESS OVER
SERIES                                    $250,000,000     $250,000,000       $500,000,000
--------                                 --------------   -------------   --------------------
Capital Growth Series ................        0.70%           0.65%             0.60%
Growth & Income Series ...............        0.70%           0.65%             0.60%
International Series .................        0.75%           0.70%             0.65%
Multi-Sector Fixed Income Series .....        0.50%           0.45%             0.40%
Strategic Allocation Series ..........        0.60%           0.55%             0.50%

                                         RATE FOR FIRST   RATE FOR NEXT       RATE OVER
                                           $1 BILLION      $1 BILLION         $2 BILLION
                                         --------------   -------------   --------------------
Real Estate Securities Series ........        0.75%           0.70%             0.65%

                                                              RATE
                                                          -------------
Small-Cap Growth Series ..............                        0.85%
Small-Cap Value Series ...............                        0.90%++

VIA provides the day-to-day management to the Growth & Income Series and the Strategic Allocation Series (equity portfolio only).

++ Prior to November 5, 2010, the adviser fees based upon the following annual rates as a percentage of the average daily net assets 1.05% for the first $100 million, 1.00% for the next $50 million and 0.95% over $150 million.

     B.   SUBADVISERS

          The Adviser employs subadvisers to furnish portfolio management services to certain of the Series, subject to Investment Subadvisory Agreements. VIA delegates certain investment decisions and/or research functions with respect to the following Series to the subadviser indicated, for which each is paid a fee by the Adviser.

SERIES                             SUBADVISER
------                             ----------
Capital Growth Series              SCM*(1)(6)
International Series               Aberdeen(2)
Multi-Sector Fixed Income Series   Goodwin(3)
Real Estate Securities Series      Duff & Phelps*(4)

SERIES                             SUBADVISER
--------                           ----------
Small-Cap Growth Series            KAR*(5)(6)
Small-Cap Value Series             KAR*(5)(7)
Strategic Allocation Series
(Fixed income portion)             Goodwin(3)

(1)  SCM Advisors, LLC

(2)  Aberdeen Asset Management, Inc.

(3)  Goodwin Capital Advisers, Inc.

(4)  Duff & Phelps Investment Management Co.

(5)  Kayne Anderson Rudnick Investment Management, LLC

*    Affiliated company.

(6) Prior to November 5, 2010, Neuberger Berman Management LLC served as the subadvisor to the Capital Growth Series and the Small-Cap Growth Series.

(7) Prior to November 5, 2010, Westwood Management Corp. served as the subadvisor to the Small-Cap Value Series.

     C.   EXPENSE LIMITS

          VIA has contractually agreed to reimburse expenses of certain series of the Trust until at least November 30, 2012, to the extent that total operating expenses, excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses, if any, exceed the total operating expenses of the Series' average net assets (the "expense caps") as listed in the chart below.

                                   MAXIMUM TOTAL
                                     OPERATING
                                      EXPENSE
                                   -------------
Capital Growth Series                    0.95%
Growth & Income Series                   0.90
International Series                     1.03
Multi-Sector Fixed Income Series         0.75

                                   MAXIMUM TOTAL
                                     OPERATING
                                      EXPENSE
                                   -------------
Real Estate Securities Series           1.10%
Small-Cap Growth Series                 1.05
Small-Cap Value Series                  1.30
Strategic Allocation Series             0.85

          VIRTUS VARIABLE INSURANCE TRUST NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)
                               DECEMBER 31, 2010

Effective November 5, 2010, the Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Series must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending.

                                   EXPIRATION DATE
                                   ----------------
                                    2013     TOTAL
                                   ------   -------
Capital Growth Series               $52      $52
Growth & Income Series               61       61
International Series                 73       73
Multi-Sector Fixed Income Series     50       50
Real Estate Securities Series         9        9
Small-Cap Value Series                5        5
Small-Cap Growth Series              27       27
Strategic Allocation Series          37       37

Prior to November 5, 2010, PVA had contractually agreed to the expense limits, noted above.

D.   ADMINISTRATION, DISTRIBUTION AND SERVICE FEES

     VP Distributors, Inc. ("VP Distributors"), an indirect wholly-owned subsidiary of Virtus, serves as the Administrator to the Trust. For the year ended December 31, 2010 (the "period"), the Trust incurred administration fees totaling $1,080.

     VP Distributors is the distributor for all the Series' shares. Pursuant to an Underwriting Agreement, VP Distributors receives a service fee for providing certain distribution services for each series. For the period ended December 31, 2010, VP Distributors received $583 which is included in the Statement of Operations.

     Prior to November 5, 2010, Phoenix Equity Planning Corporation served as the distributor.

E.   TRUSTEE COMPENSATION

     The Trust provides a deferred compensation plan for its disinterested trustees. Under the deferred compensation plan, disinterested trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of unaffiliated mutual funds or variable annuities selected by the disinterested trustees. Investments in such unaffiliated mutual funds are included in "Other Assets" on the Statement of Assets and Liabilities at December 31, 2010.

NOTE 4--PURCHASES AND SALES OF SECURITIES
        ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended December 31, 2010, were as follows:

                                    PURCHASES    SALES
                                   ----------   --------
Capital Growth Series               $357,020    $389,364
Growth & Income Series                37,824      49,685
International Series                  90,788     144,808
Multi-Sector Fixed Income Series     104,909     118,102
Real Estate Securities Series         40,025      64,535
Small-Cap Growth Series               54,051      55,379
Small-Cap Value Series                36,144      43,627
Strategic Allocation Series           59,096      77,708

Purchases and sales of long-term U.S. Government and agency securities during the period ended December 31, 2010, were as follows:

                                    PURCHASES    SALES
                                   ----------   --------
Multi-Sector Fixed Income Series      $9,255     $16,829
Strategic Allocation Series            5,193      11,108

NOTE 5--CREDIT RISK AND ASSET CONCENTRATIONS

     In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Series' ability to repatriate such amounts.

     High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

     Certain Series may invest in exchange traded notes, which are unsecured obligations of the notes' sponsor. This may expose the Series to liquidity and general credit risk of the notes' sponsor, in addition to the intended investment risk and exposure.

                         VIRTUS VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               DECEMBER 31, 2010

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in credit worthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Series.

Investing in sector funds or non-diversified funds may be more volatile than investing in broadly diversified funds, and may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if it were more broadly diversified.

Certain Series may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Series, positive or negative, than if a Series did not concentrate its investments in such sectors.

At December 31, 2010, the Series held securities in specific sectors as detailed below:

                                                     PERCENTAGE OF
SERIES                           SECTOR            TOTAL INVESTMENTS
------                    ----------------------   -----------------
Capital Growth Series     Information Technology          33%
Small-Cap Growth Series   Information Technology          33

NOTE 6--ILLIQUID AND RESTRICTED SECURITIES

     Investments are generally considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Series. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment; whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price; the extent of market making activity in the investment; and the nature of the market for investment. Illiquid securities are noted as such within each Series' Schedule of Investments where applicable.

     Restricted securities are not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

     At December 31, 2010, the Trust did not hold restricted securities.

     Each Series will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

NOTE 7--INDEMNIFICATIONS

     Under the Trust's organizational documents and in a separate agreement among the Disinterested Trustees and the Trust, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Series enter into contracts that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these arrangements.

NOTE 8--MANAGER OF MANAGERS

     The Trust and VIA have each received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the 1940 Act, as amended, pursuant to which VIA will, subject to review and approval of the Trust's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable Series of the Fund. VIA will continue to have the ultimate responsibility to oversee the subadvisers and recommend their hiring, termination and replacement.

NOTE 9--PLANS OF REORGANIZATION
        (ALL AMOUNTS EXCEPT FOR THE PER SHARE AMOUNTS ARE REPORTED IN THOUSANDS)

     At special meetings held on July 1, 2010 and July 26, 2010, all of the Trustees of the Trust on behalf of Phoenix Comstock Series ("Comstock," the "Merging Series"), including the Disinterested Trustees, considered and approved the Agreement and Plan of Reorganization (the "Plan") as set forth. The Plan was submitted to shareholders of Comstock Series at a Special Meeting of Shareholders held on October 29, 2010. The assets of the Merging Series were exchanged for shares of the Phoenix Growth & Income Series (the "Acquiring Series") and the assumption of the liabilities of the Merging Series. The purpose of the transaction was to eliminate the offering of overlapping Series with similar investment objectives and similar investment strategies within the Trust, while simultaneously creating economies of scale for the surviving Series that were intended to lower Series expenses. For financial reporting purposes, assets received and shares issued by the Acquiring Series were recorded at fair value; however, the cost basis of the investments received from the Merging Series was carried forward to align ongoing reporting of the Acquiring Series' realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The acquisitions were accomplished by a tax-free exchange of shares on November 5, 2010.

                    11/5/10                               11/5/10    MERGING SERIES
                    SHARES            ACQUIRING           SHARES       NET ASSET
MERGING SERIES    OUTSTANDING          SERIES            CONVERTED      VALUE
---------------   -----------   ----------------------   ---------   --------------
Comstock Series      3,977      Growth & Income Series     3,519         $42,967

The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

                              UNREALIZED
                   NET       APPRECIATION          ACQUIRING            NET
MERGING SERIES    ASSETS    (DEPRECIATION)           SERIES            ASSETS
---------------   -------   --------------   ----------------------   --------
Comstock Series   $42,967       $7,651       Growth & Income Series   $84,444

                         VIRTUS VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2010

Assuming the acquisition had been completed on January 1, 2010, the Virtus Growth & Income Series' results of operations for the year ended December 31, 2010, would have been as follows:

Net investment income (loss)                             $ 1,454(a)
Net realized and unrealized gain (loss) on investments    21,518(b)
Net increase (decrease) in assets from operations        $22,972

(a) $969, as reported in the Statement of Operations, plus $485 Net Investment Income from the Comstock Series pre-merger.

(b) $14,080, as reported in the Statement of Operations, plus $7,438 Net Realized and Unrealized Gain (Loss) on Investments from the Comstock Series pre-merger.

At special meetings held on July 1, 2010 and July 26, 2010, all of the Trustees of the Trust on behalf of Phoenix Equity Index 500 Series ("Equity Index 500," the "Merging Series"), including the Disinterested Trustees, considered and approved the Agreement and Plan of Reorganization (the "Plan") as set forth. The Plan was submitted to shareholders of Equity Index 500 Series at a Special Meeting of Shareholders held on October 29, 2010. The assets of the Merging Series were exchanged for shares of the Phoenix Growth & Income Series (the "Acquiring Series") and the assumption of the liabilities of the Merging Series. The purpose of the transaction was to eliminate the offering of overlapping Series with similar investment objectives and similar investment strategies within the Trust, while simultaneously creating economies of scale for the surviving Series that were intended to lower Series expenses. For financial reporting purposes, assets received and shares issued by the Acquiring Series were recorded at fair value; however, the cost basis of the investments received from the Merging Series was carried forward to align ongoing reporting of the Acquiring Series' realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The acquisitions were accomplished by a tax-free exchange of shares on November 5, 2010.

                            11/5/10                               11/5/10    MERGING SERIES
                            SHARES            ACQUIRING            SHARES       NET ASSET
MERGING SERIES            OUTSTANDING           SERIES           CONVERTED       VALUE
--------------            -----------   ----------------------   ---------   --------------
Equity 500 Index Series      5,314      Growth & Income Series     4,784         $58,423

The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

                                      UNREALIZED
                            NET      APPRECIATION         ACQUIRING            NET
MERGING SERIES             ASSETS   (DEPRECIATION)         SERIES            ASSETS
--------------            -------   -------------   ----------------------   -------
Equity Index 500 Series   $58,423      $14,559      Growth & income Series   $84,444

Assuming the acquisition had been completed on January 1, 2010, the Virtus Growth & Income Series' results of operations for the year ended December 31, 2010, would have been as follows:

Net investment income (loss)                             $ 1,721(a)
Net realized and unrealized gain (loss) on investments    27,814(b)
Net increase (decrease) in assets from operations        $29,535

(a) $969, as reported in the Statement of Operations, plus $752 Net Investment Income from the Equity Index 500 Series pre-merger.

(b) $14,080, as reported in the Statement of Operations, plus $13,734 Net Realized and Unrealized Gain (Loss) on Investments from the Equity Index 500 Series pre-merger.

At special meetings held on July 1, 2010 and July 26, 2010, all of the Trustees of the Trust on behalf of Phoenix Mid-Cap Growth Series ("Mid-Cap Growth," the "Merging Series"), including the Disinterested Trustees, considered and approved the Agreement and Plan of Reorganization (the "Plan") as set forth. The Plan was submitted to shareholders of Mid-Cap Growth Series at a Special Meeting of Shareholders held on October 29, 2010. The assets of the Merging Series were exchanged for shares of the Phoenix Small-Cap Growth Series (the "Acquiring Series") and the assumption of the liabilities of the Merging Series. The purpose of the transaction was to eliminate the offering of overlapping Series with similar investment objectives and similar investment strategies within the Trust, while simultaneously creating economies of scale for the surviving Series that were intended to lower Series expenses. For financial reporting purposes, assets received and shares issued by the Acquiring Series were recorded at fair value; however, the cost basis of the investments received from the Merging Series was carried forward to align ongoing reporting of the Acquiring Series' realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The acquisitions were accomplished by a tax-free exchange of shares on November 5, 2010.

                          11/5/10                                11/5/10     MERGING SERIES
                          SHARES             ACQUIRING           SHARES        NET ASSET
MERGING SERIES          OUTSTANDING           SERIES            CONVERTED       VALUE
--------------          -----------   -----------------------   ---------   ---------------
Mid-Cap Growth Series      3,197      Small-Cap Growth Series     3,597         $46,116

The net assets and net unrealized appreciation (depreciation) immediately befo re the acquisition were as follows:

                                    UNREALIZED
                         NET       APPRECIATION         ACQUIRING              NET
MERGING SERIES          ASSETS    (DEPRECIATION)         SERIES              ASSETS
--------------          -------   -------------   -----------------------   ----------
Mid-Cap Growth Series   $46,116      $13,969      Small-Cap Growth Series    $22,775

                         VIRTUS VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2010

Assuming the acquisition had been completed on January 1, 2010, the Virtus Small-Cap Growth Series' results of operations for the year ended December 31, 2010, would have been as follows:

Net investment income (loss)                             $  (429)(a)
Net realized and unrealized gain (loss) on investments    22,037(b)
Net increase (decrease) in assets from operations        $21,608

(a) $(172), as reported in the Statement of Operations, plus $(257) Net Investment Income from the Mid-Cap Growth Series pre-merger.

(b) $4,584, as reported in the Statement of Operations, plus $17,453 Net Realized and Unrealized Gain (Loss) on Investments from the Mid-Cap Growth Series pre-merger.

At special meetings held on July 1, 2010 and July 26, 2010, all of the Trustees of the Trust on behalf of Phoenix Mid-Cap Value Series ("Mid-Cap Value," the "Merging Series"), including the Disinterested Trustees, considered and approved the Agreement and Plan of Reorganization (the "Plan") as set forth. The Plan was submitted to shareholders of Mid-Cap Value at a Special Meeting of Shareholders held on October 29, 2010. The assets of the Merging Series were exchanged for shares of the Phoenix Small-Cap Value Series (the "Acquiring Series") and the assumption of the liabilities of the Merging Series. The purpose of the transaction was to eliminate the offering of overlapping Series with similar investment objectives and similar investment strategies within the Trust, while simultaneously creating economies of scale for the surviving Series that were intended to lower Series expenses. For financial reporting purposes, assets received and shares issued by the Acquiring Series were recorded at fair value; however, the cost basis of the investments received from the Merging Series was carried forward to align ongoing reporting of the Acquiring Series' realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The acquisitions were accomplished by a tax-free exchange of shares on November 5, 2010.

                         11/5/10                                11/5/10    MERGING SERIES
                         SHARES           ACQUIRING             SHARES       NET ASSET
MERGING SERIES         OUTSTANDING         SERIES              CONVERTED       VALUE
--------------         ------------   ----------------------   ---------   --------------
Mid-Cap Value Series      9,791       Small-Cap Value Series     9,565         $114,619

The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

                                    UNREALIZED
                          NET      APPRECIATION         ACQUIRING               NET
MERGING SERIES          ASSETS    (DEPRECIATION)          SERIES               ASSETS
--------------         --------   -------------   ----------------------   --------------
Mid-Cap Value Series   $114,619       $28,302     Small-Cap Value Series        $37,725

Assuming the acquisition had been completed on January 1, 2010, the Virtus Small-Cap Value Series' results of operations for the year ended December 31, 2010, would have been as follows:

Net investment income (loss)                             $   758(a)
Net realized and unrealized gain (loss) on investments    52,205(b)
Net increase (decrease) in assets from operations        $52,963

(a) $729, as reported in the Statement of Operations, plus $29 Net Investment Income from the Mid-Cap Value Series pre-merger.

(b) $8,914, as reported in the Statement of Operations, plus $43,291 Net Realized and Unrealized Gain (Loss) on Investments from the Mid-Cap Value Series pre-merger.

At special meetings held on July 1, 2010 and July 26, 2010, all of the Trustees of the Trust on behalf of Phoenix Multi-Sector Short Term Bond Series ("Multi-Sector Short Term Bond," the "Merging Series"), including the Disinterested Trustees, considered and approved the Agreement and Plan of Reorganization (the "Plan") as set forth. The Plan was submitted to shareholders of Multi-Sector Short Term Bond at a Special Meeting of Shareholders held on October 29, 2010. The assets of the Merging Series were exchanged for shares of the Phoenix Multi-Sector Fixed Income Series (the "Acquiring Series") and the assumption of the liabilities of the Merging Series. The purpose of the transaction was to eliminate the offering of overlapping Series with similar investment objectives and similar investment strategies within the Trust, while simultaneously creating economies of scale for the surviving Series that were intended to lower Series expenses. For financial reporting purposes, assets received and shares issued by the Acquiring Series were recorded at fair value; however, the cost basis of the investments received from the Merging Series was carried forward to align ongoing reporting of the Acquiring Series' realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The acquisitions were accomplished by a tax-free exchange of shares on November 5, 2010.

                            11/5/10                                     11/5/10    MERGING SERIES
                            SHARES                 ACQUIRING            SHARES       NET ASSET
MERGING SERIES            OUTSTANDING               SERIES             CONVERTED      VALUE
--------------            -----------   ----------------------------   ---------   --------------
Multi-Sector Short Term     3,112       Multi-Sector Fixed Income        3,326        $33,044
Bond Series                             Series

                         VIRTUS VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2010

The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

                                       UNREALIZED
                            NET      APPRECIATION         ACQUIRING               NET
MERGING SERIES             ASSETS   (DEPRECIATION)         SERIES                ASSETS
--------------            -------   -------------   -------------------------   --------
Multi-Sector Short Term   $33,044       $1,972      Multi-Sector Fixed Income   $204,176
Bond Series                                         Series

Assuming the acquisition had been completed on January 1, 2010, the Virtus Multi-Sector Fixed Income Series' results of operations for the year ended December 31, 2010, would have been as follows:

Net investment income (loss)                             $15,000(a)
Net realized and unrealized gain (loss) on investments    16,036(b)
Net increase (decrease) in assets from operations        $31,036

(a) $13,400, as reported in the Statement of Operations, plus $1,600 Net Investment Income from the Virtus Multi-Sector Short Term Bond Series pre-merger.

(b) $13,414, as reported in the Statement of Operations, plus $2,622 Net Realized and Unrealized Gain (Loss) on Investments from the Multi-Sector Short Term Bond Series pre-merger.

NOTE 10--MIXED AND SHARED FUNDING

     Shares of the Trust are not directly offered to the public. Shares of the Trust are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by participating insurance companies.

     The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Trust's Trustees do not foresee any such differences or disadvantages at this time. However, the Trust's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Trust, or shares of another fund may be substituted.

NOTE 11--FEDERAL INCOME TAX INFORMATION
         ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

     At December 31, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Series were as follows:

                                                                                 NET UNREALIZED
                                       FEDERAL    UNREALIZED     UNREALIZED      APPRECIATION
SERIES                                TAX COST   APPRECIATION   (DEPRECIATION   (DEPRECIATION)
------                                --------   ------------   -------------   --------------
Capital Growth Series .............   $201,802    $ 28,278         $(1,802)         $26,476
Growth & Income Series ............    158,472      33,425          (2,269)          31,156
International Series ..............    280,274     124,259          (3,245)         121,014
Multi-Sector Fixed Income Series ..    212,940      18,408          (5,640)          12,768
Real Estate Securities Series .....     66,875      43,329              --           43,329
Small-Cap Growth Series ...........     65,883       3,220            (552)           2,668
Small-Cap Value Series ............    146,133       7,771          (2,366)           5,405
Strategic Allocation Series .......    131,836      28,856          (2,907)          25,949

     The following Series have capital loss carryovers, which may be used to offset future capital gains, as follows:

                                                              EXPIRATION YEAR
                                 -----------------------------------------------------------------------------
SERIES                            2011     2012    2013   2014     2015     2016      2017      2018    TOTAL
------                           ------   ------   ----   ----   -------   -------   -------   -----   -------
Capital Growth Series .......    $5,973   $2,820   $--    $--     $   --   $45,875   $26,333    $--    $81,001
Growth & Income Series ......       575    1,188    --     --      6,819    14,070     3,876     --     26,528
International Series ........        --       --    --     --         --     2,833    58,239     --     61,072
Multi-Sector Fixed Income
Series ......................        --       --    --     --        452     4,942    11,514     --     16,908
Real Estate Securities
Series ......................        --       --    --     --         --        --     2,272     --      2,272
Small-Cap Growth Series .....        --       --    --     --      7,590    10,421        --     --     18,011
Small-Cap Value Series ......        --       --    --     --         --    22,615        --     --     22,615
Strategic Allocation Series .        --       --    --     --         --        --    21,888     --     21,888

     The Trust may not realize the benefit of these losses to the extent each Series does not realize gains on investm ents prior to the expiration of the capital loss carryovers. The Growth & Income Series, Multi-Sector Fixed Income Series, the Small-Cap Growth Series and the Small-Cap Value Series amounts include losses acquired in connection with mergers. Utilization of this capital loss carryover is subject to annual limits.

     For the Period ended December 31, 2010, the following Series utilized losses deferred in prior years against current year capital gains.

Capital Growth Series              $46,671
Growth & Income Series              20,448
International Series                 8,295
Multi-Sector Fixed Income Series     8,064
Real Estate Securities Series       11,309
Small-Cap Growth Series             15,500
Small-Cap Value Series              27,411
Strategic Allocation Series          9,912

                         VIRTUS VARIABLE INSURANCE TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2010

     The following Series had capital loss carryovers which expired in 2010:

Capital Growth Series    $37,671
Growth & Income Series     5,104

     Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal period ended December 31, 2010, the Series deferred and recognized post-October losses as follows:

                                     CAPITAL     CAPITAL
                                      LOSS        LOSS
                                     DEFERRED   RECOGNIZED
                                     --------   -----------
Capital Growth Series ............    $--         $ --
Growth & Income Series ...........     --          178
International Series .............     --          699
Multi-Sector Fixed Income Series .     --          740
Real Estate Securities Series ....     --           --
Small-Cap Growth Series ..........     --           --
Small-Cap Value Series ...........     --           --
Strategic Allocation Series ......     --          124

     The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed in the Schedules of Investments) consist of the following:

                                        UNDISTRIBUTED          UNDISTRIBUTED
                                      ORDINARY INCOME    LONG-TERM CAPITAL GAINS
                                     -----------------   ------------------------
Capital Growth Series ............         $ 105                $   --
Growth & Income Series ...........           141                    --
International Series .............           393                    --
Multi-Sector Fixed Income Series .         1,255                    --
Real Estate Securities Series ....            57                    --
Small-Cap Growth Series ..........            --                 6,524
Small-Cap Value Series ...........           164                 9,339
Strategic Allocation Series ......           268                    --

     The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal tax purposes. Short-term gains distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes. Distributors are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

NOTE 12--RECLASSIFICATION OF CAPITAL ACCOUNTS
         ($ REPORTED IN THOUSANDS)

     For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Series. As of December 31, 2010, the Series recorded reclassifications to increase (decrease) the accounts as listed below:

                                                                             UNDISTRIBUTED
                                       CAPITAL PAID IN      ACCUMULATED          NET
                                       ON SHARES OF         NET REALIZED      INVESTMENT
                                      BENEFICIAL INTEREST   GAIN (LOSS)       INCOME(LOSS)
                                     -----------------   -----------------   -------------
Capital Growth Series ............        $(37,671)             $ 37,692          $ (21)
Growth & Income Series ...........           31,842             (31,802)            (40)
International Series .............               --                 (75)             75
Multi-Sector Fixed Income Series .            3,132              (4,173)          1,041
Real Estate Securities Series ....               --                  --              --
Small-Cap Growth Series ..........           21,253             (21,407)            154
Small-Cap Value Series ...........           28,273             (28,272)             (1)
Strategic Allocation Series ......               --                   78            (78)

NOTE 13--RECENT ACCOUNTING PRONOUNCEMENT

     In January 2010, the Financial Accounting Standards Board issued
     Accounting Standards Update ("ASU") No. 2010- 06, "Improving Disclosures about Fair Value Measurements." ASU No. 2010- 06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

NOTE 14--SUBSEQUENT EVENTS

     Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in these financial statements.

     On February 14, 2011, each Series of the Trust was reorganized into a substantially identical Series of a Delaware Statutory Trust of the same name. The Trust in which shareholders of the Series are invested is therefore now a Delaware Statutory Trust.

(PWC LOGO)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders
Virtus Variable Insurance Trust:

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Virtus Capital Growth Series, Virtus Growth & Income Series, Virtus International Series, Virtus MultiSector Fixed Income Series, Virtus Real Estate Securities Series, Virtus Small-Cap Growth Series, Virtus Small-Cap Value Series and Virtus Strategic Allocation Series (constituting Virtus Variable Insurance Trust, formerly known as The Phoenix Edge Series Fund, hereafter referred to as the "Trust") at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

(PRICEWATERHOUSECOOPERE LLP)
Philadelphia, Pennsylvania
February 25, 2011

                         VIRTUS VARIABLE INSURANCE TRUST
                       TAX INFORMATION NOTICE (UNAUDITED)
                                DECEMBER 31, 2010

For the fiscal year ended December 31, 2010, the Series make the following disclosures for federal income tax purposes: the percentages of ordinary income dividends earned by the Series which qualify for the dividends received deduction ("DRD") for corporate shareholders; the actual percentage of DRD for the calendar year will be designated in year-end tax statements. The Series designate the amounts below, or if subsequently different, as long-term capital gains dividends ("LTCG") (reported in thousands).

                                   DRD     LTCG
                                   ----   ------
Capital Growth Series              100%   $   --
Growth & Income Series             100        --
International Series                --        --
Multi-Sector Fixed Income Series    --        --
Real Estate Securities Series       --        --
Small-Cap Growth Series             --     6,524
Small-Cap Value Series             100     9,339
Strategic Allocation Series         42        --

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                        FOR VIRTUS CAPITAL GROWTH SERIES
                            BY THE BOARD OF TRUSTEES

     The Board of Trustees of the Trust (the "Board") is responsible for determining whether to approve the entering into and continuation of each investment advisory and subadvisory agreement (each an "Agreement") for each series of Virtus Variable Insurance Trust (formerly The Phoenix Edge Series
Fund) (the "Trust"). At a meeting held on July 26, 2010, the Board, including a majority of the Trustees, who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, considered and approved the Advisory Agreement and Sub-Advisory Agreement for Virtus Capital Growth Series (the "Series"). In reaching their decisions the Board requested and evaluated information provided by Virtus Investment Advisers, Inc. ("VIA") and SCM Advisors LLC ("SCM") which, in the Board's view, constituted information necessary for the Board to form a judgment as to whether entering into the Advisory Agreement and Subadvisory Agreement would be in the best interests of the Trust and Series' shareholders.

     During the approval process, the Board received assistance and advice from, and met separately with, independent legal counsel. For the Advisory Agreement, the Board considered all the criteria separately with respect to the Trust, the Series and shareholders. For the Subadvisory Agreement, it considered all the criteria separately with respect to the Series and its shareholders. Some of the factors that the Board considered are described below. The Trustees did not identify any particular information that was all-important or controlling, and each Trustee attributed different weights to the various factors.

ADVISORY AGREEMENT

     NATURE, EXTENT AND QUALITY OF SERVICES. The Trustees received in advance of the meeting information in the form of an extensive questionnaire completed by VIA concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees also had the benefit of a presentation made by VIA's senior management personnel, where a number of topics, including VIA's history, investment process, investment strategies, diversification, assets under management, personnel, compliance procedures and the firm's overall performance were reviewed and discussed. The Trustees noted that VIA would provide portfolio management oversight, compliance with the Series' investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering approval of the Advisory Agreement, the Trustees also considered VIA's investment management process including (a) the experience, capability and integrity of its management and other personnel committed by VIA to the Series;(b) the financial position of VIA; and (c) the quality and commitment of VIA's regulatory and legal compliance policies, procedures and systems.

     INVESTMENT PERFORMANCE. The Trustees noted that the prior performance of the registered funds managed by VIA with substantially similar investment objectives, strategies and policies of the Series were considered satisfactory when compared to the performance of their peer groups and relevant indexes. The Board believes that Series shareholders can benefit from management of the Series' assets by VIA, which has demonstrated favorable long-term performance for various asset classes.

     PROFITABILITY. In considering the expected profitability to VIA of its relationship with the Trust, the Board noted that the fees under the Advisory Agreement would be paid at the same level as under the prior agreement with Phoenix Variable Advisors, Inc. ("PVA"). In addition, the Board noted that VIA intended to implement expense limitations that would reduce the total net operating expenses of the Series to levels that are generally below the median of total operating expenses of its peer group. For these reasons, the expected profitability to VIA of its relationship with the Trust was considered reasonable.

     MANAGEMENT FEES AND TOTAL EXPENSES. The rate of the investment advisory fees that would be paid by the Series to VIA under the Advisory Agreement would remain unchanged from the fees paid under the prior agreement with PVA. In addition, the expense limitation that VIA agreed to implement with respect to the Series would reduce the operating expenses of the Series to a level generally the same as the expense limitation in effect under the PVA agreement. The expense limitation is generally below the median of total operating expenses of its peer group.

     ECONOMIES OF SCALE. The Board noted the fact that VIA currently serves as advisor to a number of funds with similar investment objectives and strategies as the Series, which could lead to economies of scale. In addition, the fact that VP Distributors, Inc. ("VPD"), an affiliate of VIA, would provide administrative and distribution services to the Trust, which could lead to opportunities for increased efficiencies. The Board further noted that VPD, as a former affiliate of PVA, provides, or has provided, these services to the Trust.

SUBADVISORY AGREEMENT

     NATURE, EXTENT AND QUALITY OF SERVICES. The Trustees received in advance of the meeting information in the form of an extensive questionnaire completed by SCM concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees noted that SCM would provide portfolio management, compliance with the Series' investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Trustees reviewed biographical information for each portfolio manager of SCM who would be providing services under the Subadvisory Agreement and noted the breadth and depth of experience presented, with the team leaders having over 38 years of cumulative experience in the financial industry. In considering the approval of the Subadvisory Agreement, therefore, the Trustees considered SCM's management process, including (a) the experience, capability and integrity of SCM's management and other personnel committed by SCM to the Series; (b) the quality and commitment of SCM's regulatory and legal compliance policies, procedures and systems; and (c) SCM's brokerage and trading practices.

             CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                        FOR VIRTUS CAPITAL GROWTH SERIES
                      BY THE BOARD OF TRUSTEES (CONTINUED)

     INVESTMENT PERFORMANCE. The Trustees noted that the prior performance of a composite of funds managed by SCM with substantially similar investment objectives, strategies and policies as the Series, which composite outperformed the series over the one-, three-, and ten-year periods ended March 31, 2010, although it underperformed the Series slightly for the five-year period and underperformed the Russell 1000(R) Growth Index for those same periods. The Board believes that the Series' shareholders can benefit from management of the Series' assets by SCM, which has demonstrated favorable performance for its large cap investments.

     PROFITABILITY AND ECONOMIES OF SCALE. In considering the profitability to SCM of its relationship with the Series, the Board noted that the fee under the Subadvisory Agreement would be paid by VIA out of the advisory fee that it receives under the Advisory Agreement, and that the subadvisory fee would be paid at the identical level as the subadvisory fee paid under the previous Subadvisory Agreement. For these reasons, the profitability to SCM of its relationship with the Series was not a material factor in the Board's deliberations at this time. For similar reasons, the Board did not consider the potential economies of scale in SCM's management of the Series to be a material factor in its considerations at this time.

     MANAGEMENT FEE AND TOTAL EXPENSES. The Board noted that the rate of the investment subadvisory fee that would be paid by VIA (and not the Series) under the Subadvisory Agreement would be identical to the fees paid under the previous Subadvisory Agreement.

     OTHER TANGIBLE BENEFITS. The Board considered the fact that, while SCM is an affiliate of VIA, there are no other tangible benefits to VIA or SCM in providing investment advisory services to the Series, other than the fees earned under the Subadvisory Agreement. There may be certain intangible benefits gained to the extent that managing the Series could enhance SCM's reputation in the marketplace, and therefore, would enable SCM to attract additional client relationships.

                       CONSIDERATION OF ADVISORY AGREEMENT
                        FOR VIRTUS GROWTH & INCOME SERIES
                            BY THE BOARD OF TRUSTEES

     The Board of Trustees of the Trust (the "Board") is responsible for determining whether to approve the entering into and continuation of each investment advisory and subadvisory agreement (each an "Agreement") for each series of Virtus Variable Insurance Trust (formerly The Phoenix Edge Series
Fund) (the "Trust"). At a meeting held on July 26, 2010, the Board, including a majority of the Trustees, who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, considered and approved the Advisory Agreement for Virtus Growth & Income Series (the "Series"). In reaching their decisions the Board requested and evaluated information provided by Virtus Investment Advisers, Inc. ("VIA") which, in the Board's view, constituted information necessary for the Board to form a judgment as to whether entering into the Advisory Agreement would be in the best interests of the Trust and Series' shareholders.

     During the approval process, the Board received assistance and advice from, and met separately with, independent legal counsel. The Board considered all the criteria separately with respect to the Trust, the Series and shareholders. Some of the factors that the Board considered are described below. The Trustees did not identify any particular information that was all-important or controlling, and each Trustee attributed different weights to the various factors.

ADVISORY AGREEMENT

     NATURE, EXTENT AND QUALITY OF SERVICES. The Trustees received in advance of the meeting information in the form of an extensive questionnaire completed by VIA concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees also had the benefit of a presentation made by VIA's senior management personnel, where a number of topics, including VIA's history, investment process, investment strategies, diversification, assets under management, personnel, compliance procedures and the firm's overall performance were reviewed and discussed. The Trustees noted that VIA would provide portfolio management oversight, compliance with the Series' investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering approval of the Advisory Agreement, the Trustees also considered VIA's investment management process including (a) the experience, capability and integrity of its management and other personnel committed by VIA to the Series;(b) the financial position of VIA; (c) the quality and commitment of VIA's regulatory and legal compliance policies, procedures and systems; and (d) VIA's brokerage and trading practices.

     INVESTMENT PERFORMANCE. The Trustees noted that the prior performance of the registered funds managed by VIA with substantially similar investment objectives, strategies and policies of the Series were considered satisfactory when compared to the performance of their peer groups and relevant indexes. The Board believes that Series shareholders can benefit from management of the Series' assets by VIA, which has demonstrated favorable long-term performance for various asset classes.

     PROFITABILITY. In considering the expected profitability to VIA of its relationship with the Trust, the Board noted that the fees under the Advisory Agreement would be paid at the same level as under the prior agreement with Phoenix Variable Advisors, Inc. ("PVA"). In addition, the Board noted that VIA intended to implement expense limitations that would reduce the total net operating expenses of the Series to levels that are generally below the median of total operating expenses of its peer group. For these reasons, the expected profitability to VIA of its relationship with the Trust was considered reasonable.

     MANAGEMENT FEES AND TOTAL EXPENSES. The rate of the investment advisory fees that would be paid by the Series to VIA under the Advisory Agreement would remain unchanged from the fees paid under the prior agreement with PVA. In addition, the expense limitations that VIA agreed to implement with respect to the Series would reduce the operating expenses of the Series to a level generally the same as the expense limitation in effect under the PVA agreement. The expense limitation is generally below the median of total operating expenses of its peer group.

     ECONOMIES OF SCALE. The Board noted the fact that VIA currently serves as advisor to a number of funds with similar investment objectives and strategies as the Series, which could lead to economies of scale. In addition, the fact that VP Distributors, Inc. ("VPD"), an affiliate of VIA, would provide administrative and distribution services to the Trust, which could lead to opportunities for increased efficiencies. The Board further noted that VPD, as a former affiliate of PVA, provides, or has provided, these services to the Trust.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                        FOR VIRTUS INTERNATIONAL SERIES
                            BY THE BOARD OF TRUSTEES

     The Board of Trustees of the Trust (the "Board") is responsible for determining whether to approve the entering into and continuation of each investment advisory and subadvisory agreement (each an "Agreement") for each series of Virtus Variable Insurance Trust (formerly The Phoenix Edge Series
Fund) (the "Trust"). At a meeting held on July 26, 2010, the Board, including a majority of the Trustees, who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, considered and approved the Advisory Agreement and Sub-Advisory Agreement for Virtus International Series (the "Series"). In reaching their decisions the Board requested and evaluated information provided by Virtus Investment Advisers, Inc. ("VIA") and Aberdeen Asset Management Inc. ("Aberdeen") which, in the Board's view, constituted information necessary for the Board to form a judgment as to whether entering into the Advisory Agreement and Subadvisory Agreement would be in the best interests of the Trust and Series' shareholders.

     During the approval process, the Board received assistance and advice from, and met separately with, independent legal counsel. For the Advisory Agreement, the Board considered all the criteria separately with respect to the Trust, the Series and shareholders. For the Subadvisory Agreement, it considered all the criteria separately with respect to the Series and its shareholders. Some of the factors that the Board considered are described below. The Trustees did not identify any particular information that was all-important or controlling, and each Trustee attributed different weights to the various factors.

ADVISORY AGREEMENT

     NATURE, EXTENT AND QUALITY OF SERVICES. The Trustees received in advance of the meeting information in the form of an extensive questionnaire completed by VIA concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees also had the benefit of a presentation made by VIA's senior management personnel, where a number of topics, including VIA's history, investment process, investment strategies, diversification, assets under management, personnel, compliance procedures and the firm's overall performance were reviewed and discussed. The Trustees noted that VIA would provide portfolio management oversight, compliance with the Series' investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering approval of the Advisory Agreement, the Trustees also considered VIA's investment management process including (a) the experience, capability and integrity of its management and other personnel committed by VIA to the Series;(b) the financial position of VIA; and (c) the quality and commitment of VIA's regulatory and legal compliance policies, procedures and systems.

     INVESTMENT PERFORMANCE. The Trustees noted that the prior performance of the registered funds managed by VIA with substantially similar investment objectives, strategies and policies of the Series were considered satisfactory when compared to the performance of their peer groups and relevant indexes. The Board believes that Series shareholders can benefit from management of the Series' assets by VIA, which has demonstrated favorable long-term performance for various asset classes.

     PROFITABILITY. In considering the expected profitability to VIA of its relationship with the Trust, the Board noted that the fees under the Advisory Agreement would be paid at the same level as under the prior agreement with Phoenix Variable Advisors, Inc. ("PVA"). In addition, the Board noted that VIA intended to implement expense limitations that would reduce the total net operating expenses of the Series to levels that are generally below the median of total operating expenses of its peer group. For these reasons, the expected profitability to VIA of its relationship with the Trust was considered reasonable.

     MANAGEMENT FEES AND TOTAL EXPENSES. The rate of the investment advisory fees that would be paid by the Series to VIA under the Advisory Agreement would remain unchanged from the fees paid under the prior agreement with PVA. In addition, the expense limitations that VIA agreed to implement with respect to the Series would reduce the operating expenses of the Series to a level generally the same as the expense limitation in effect under the PVA agreement. The expense limitation is generally below the median of total operating expenses of its peer group.

     ECONOMIES OF SCALE. The Board noted the fact that VIA currently serves as advisor to a number of funds with similar investment objectives and strategies as the Series, which could lead to economies of scale. In addition, the fact that VP Distributors, Inc. ("VPD"), an affiliate of VIA, would provide administrative and distribution services to the Trust, which could lead to opportunities for increased efficiencies. The Board further noted that VPD, as a former affiliate of PVA, provides, or has provided, these services to the Trust.

SUBADVISORY AGREEMENT

     NATURE, EXTENT AND QUALITY OF SERVICES. The Trustees received in advance of the meeting information in the form of an extensive questionnaire completed by Aberdeen concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees noted that Aberdeen would provide portfolio management, compliance with the Series' investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Trustees reviewed biographical information for each portfolio manager of Aberdeen who would be providing services under the Subadvisory Agreement and noted the breadth and depth of experience presented, with the team leaders having over 90 years of cumulative experience in the financial industry. In considering the approval of the Subadvisory Agreement, therefore, the Trustees considered Aberdeen's management process, including (a) the experience, capability and integrity of Aberdeen's management and other personnel committed by Aberdeen to the Series; (b) the quality and commitment of Aberdeen's regulatory and legal compliance policies, procedures and systems; and
(c) Aberdeen's brokerage and trading practices.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                        FOR VIRTUS INTERNATIONAL SERIES
                      BY THE BOARD OF TRUSTEES (CONTINUED)

     INVESTMENT PERFORMANCE. The Trustees noted that the prior performance of the Series during the period it was managed by Aberdeen outperformed the MSCI EAFE(R) Index over the one-, three-, five-, and ten-year periods ended May 31, 2010. The Board believes that the Series' shareholders can benefit from the continued management of the Series' assets by Aberdeen, which has demonstrated consistent performance for its international investments.

     PROFITABILITY AND ECONOMIES OF SCALE. In considering the profitability to Aberdeen of its relationship with the Series, the Board noted that the fee under the Subadvisory Agreement would be paid by VIA out of the advisory fee that it receives under the Advisory Agreement, and that the subadvisory fee would be reduced from the subadvisory fee paid under the previous Subadvisory Agreement. For these reasons, the profitability to Aberdeen of its relationship with the Series was not a material factor in the Board's deliberations at this time. For similar reasons, the Board did not consider the potential economies of scale in Aberdeen's management of the Series to be a material factor in its considerations at this time.

     MANAGEMENT FEE AND TOTAL EXPENSES. The Board noted that the rate of the investment subadvisory fee that would be paid by VIA (and not the Series) under the Subadvisory Agreement would be lower than the fee paid under the previous Subadvisory Agreement.

     OTHER TANGIBLE BENEFITS. The Trustees noted that there are no tangible benefits to Aberdeen in providing investment advisory services to the Series, other than the fees to be earned under the Subadvisory Agreement. There may be certain intangible benefits gained to the extent that managing the Series could enhance Aberdeen's reputation in the marketplace, and, therefore, would enable Aberdeen to attract additional clients.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                   FOR VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                            BY THE BOARD OF TRUSTEES

     The Board of Trustees of the Trust (the "Board") is responsible for determining whether to approve the entering into and continuation of each investment advisory and subadvisory agreement (each an "Agreement") for each series of Virtus Variable Insurance Trust (formerly The Phoenix Edge Series
Fund) (the "Trust"). At a meeting held on July 26, 2010, the Board, including a majority of the Trustees, who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, considered and approved the Advisory Agreement and Sub-Advisory Agreement for Virtus Multi-Sector Fixed Income Series (the "Series"). In reaching their decisions the Board requested and evaluated information provided by Virtus Investment Advisers, Inc. ("VIA") and Goodwin Capital Advisers, Inc. ("Goodwin") which, in the Board's view, constituted information necessary for the Board to form a judgment as to whether entering into the Advisory Agreement and Subadvisory Agreement would be in the best interests of the Trust and Series' shareholders.

     During the approval process, the Board received assistance and advice from, and met separately with, independent legal counsel. For the Advisory Agreement, the Board considered all the criteria separately with respect to the Trust, the Series and shareholders. For the Subadvisory Agreement, it considered all the criteria separately with respect to the Series and its shareholders. Some of the factors that the Board considered are described below. The Trustees did not identify any particular information that was all-important or controlling, and each Trustee attributed different weights to the various factors.

ADVISORY AGREEMENT

     NATURE, EXTENT AND QUALITY OF SERVICES. The Trustees received in advance of the meeting information in the form of an extensive questionnaire completed by VIA concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees also had the benefit of a presentation made by VIA's senior management personnel, where a number of topics, including VIA's history, investment process, investment strategies, diversification, assets under management, personnel, compliance procedures and the firm's overall performance were reviewed and discussed. The Trustees noted that VIA would provide portfolio management oversight, compliance with the Series' investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering approval of the Advisory Agreement, the Trustees also considered VIA's investment management process including (a) the experience, capability and integrity of its management and other personnel committed by VIA to the Series;(b) the financial position of VIA; and (c) the quality and commitment of VIA's regulatory and legal compliance policies, procedures and systems.

     INVESTMENT PERFORMANCE. The Trustees noted that the prior performance of the registered funds managed by VIA with substantially similar investment objectives, strategies and policies of the Series were considered satisfactory when compared to the performance of their peer groups and relevant indexes. The Board believes that Series shareholders can benefit from management of the Series' assets by VIA, which has demonstrated favorable long-term performance for various asset classes.

     PROFITABILITY. In considering the expected profitability to VIA of its relationship with the Trust, the Board noted that the fees under the Advisory Agreement would be paid at the same level as under the prior agreement with Phoenix Variable Advisors, Inc. ("PVA"). In addition, the Board noted that VIA intended to implement expense limitations that would reduce the total net operating expenses of the Series to levels that are generally below the median of total operating expenses of its peer group. For these reasons, the expected profitability to VIA of its relationship with the Trust was considered reasonable.

     MANAGEMENT FEES AND TOTAL EXPENSES. The rate of the investment advisory fees that would be paid by the Series to VIA under the Advisory Agreement would remain unchanged from the fees paid under the prior agreement with PVA. In addition, the expense limitations that VIA agreed to implement with respect to the Series would reduce the operating expenses of the Series to a level generally the same as the expense limitation in effect under the PVA agreement. The expense limitation is generally below the median of total operating expenses of its peer group.

     ECONOMIES OF SCALE. The Board noted the fact that VIA currently serves as advisor to a number of funds with similar investment objectives and strategies as the Series, which could lead to economies of scale. In addition, the fact that VP Distributors, Inc. ("VPD"), an affiliate of VIA, would provide administrative and distribution services to the Trust, which could lead to opportunities for increased efficiencies. The Board further noted that VPD, as a former affiliate of PVA, provides, or has provided, these services to the Trust.

SUBADVISORY AGREEMENT

     NATURE, EXTENT AND QUALITY OF SERVICES. The Trustees received in advance of the meeting information in the form of an extensive questionnaire completed by Goodwin concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees noted that Goodwin would continue to provide portfolio management, compliance with the Series' investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Trustees reviewed biographical information for each portfolio manager of Goodwin who would be providing services under the Subadvisory Agreement and noted the breadth and depth of experience presented, with the team leaders having over 45 years of cumulative experience in the financial industry. In considering the approval of the Subadvisory Agreement, therefore, the Trustees considered Goodwin's investment management process, including (a) the experience, capability and integrity of Goodwin's management and other personnel committed by Goodwin to the Series; (b) the quality and commitment of Goodwin's regulatory and legal compliance policies, procedures and systems; and (c) Goodwin's brokerage and trading practices.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                   FOR VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                      BY THE BOARD OF TRUSTEES (CONTINUED)

     INVESTMENT PERFORMANCE. The Trustees noted the prior performance of the Series during the period it was managed by Goodwin. The Board believes that the Series' shareholders can benefit from the continued management of the Series' assets by Goodwin, which has demonstrated consistent performance for its fixed income investments.

     PROFITABILITY AND ECONOMIES OF SCALE. In considering the profitability to Goodwin of its relationship with the Series, the Board noted that the fee under the Subadvisory Agreement would be paid by VIA out of the advisory fee that it receives under the Advisory Agreement, and that the subadvisory fee would be paid at the same level as the subadvisory fee paid under the previous Subadvisory Agreement. For these reasons, the profitability to Goodwin of its relationship with the Series was not a material factor in the Board's deliberations at this time. For similar reasons, the Board did not consider the potential economies of scale in Goodwin's management of the Series to be a material factor in its considerations at this time.

     MANAGEMENT FEE AND TOTAL EXPENSES. The rate of the investment subadvisory fee that would be paid by VIA (and not the Series) under the Subadvisory Agreement, and the advisory fees paid by the Series, all of which remain unchanged from the fees paid under the previous Subadvisory Agreement was noted by the Board.

     OTHER TANGIBLE BENEFITS. The Trustees noted that there are no other tangible benefits to Goodwin in providing investment advisory services to the Series, other than the fees to be earned under the Subadvisory Agreement. There may be certain intangible benefits gained to the extent that managing the Series could enhance Goodwin's reputation in the marketplace, and, therefore, would enable Goodwin to attract additional client relationships.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                    FOR VIRTUS REAL ESTATE SECURITIES SERIES
                            BY THE BOARD OF TRUSTEES

     The Board of Trustees of the Trust (the "Board") is responsible for determining whether to approve the entering into and continuation of each investment advisory and subadvisory agreement (each an "Agreement") for each series of Virtus Variable Insurance Trust (formerly The Phoenix Edge Series
Fund) (the "Trust"). At a meeting held on July 26, 2010, the Board, including a majority of the Trustees, who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, considered and approved the Advisory Agreement and Sub-Advisory Agreement for Virtus Real Estate Securities Series (the "Series"). In reaching their decisions the Board requested and evaluated information provided by Virtus Investment Advisers, Inc. ("VIA") and Duff & Phelps Investment Management Co. ("DPIM") which, in the Board's view, constituted information necessary for the Board to form a judgment as to whether entering into the Advisory Agreement and Subadvisory Agreement would be in the best interests of the Trust and Series' shareholders.

     During the approval process, the Board received assistance and advice from, and met separately with, independent legal counsel. For the Advisory Agreement, the Board considered all the criteria separately with respect to the Trust, the Series and the shareholders. For the Subadvisory Agreement, it considered all the criteria separately with respect to the Series and its shareholders. Some of the factors that the Board considered are described below. The Trustees did not identify any particular information that was all-important or controlling and each Trustee attributed different weights to the various factors.

ADVISORY AGREEMENT

     NATURE, EXTENT AND QUALITY OF SERVICES. The Trustees received in advance of the meeting information in the form of an extensive questionnaire completed by VIA concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees also had the benefit of a presentation made by VIA's senior management personnel, where a number of topics, including VIA's history, investment process, investment strategies, diversification, assets under management, personnel, compliance procedures and the firm's overall performance were reviewed and discussed. The Trustees noted that VIA would provide portfolio management oversight, compliance with the Series' investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering approval of the Advisory Agreement, the Trustees also considered VIA's investment management process including (a) the experience, capability and integrity of its management and other personnel committed by VIA to the Series;(b) the financial position of VIA; and (c) the quality and commitment of VIA's regulatory and legal compliance policies, procedures and systems.

     INVESTMENT PERFORMANCE. The Trustees noted that the prior performance of the registered funds managed by VIA with substantially similar investment objectives, strategies and policies of the Series were considered satisfactory when compared to the performance of their peer groups and relevant indexes. The Board believes that Series shareholders can benefit from management of the Series' assets by VIA, which has demonstrated favorable long-term performance for various asset classes.

     PROFITABILITY. In considering the expected profitability to VIA of its relationship with the Trust, the Board noted that the fees under the Advisory Agreement would be paid at the same level as under the prior agreement with Phoenix Variable Advisors, Inc. ("PVA"). In addition, the Board noted that VIA intended to implement expense limitations that would reduce the total net operating expenses of the Series to levels that are generally below the median of total operating expenses of its peer group. For these reasons, the expected profitability to VIA of its relationship with the Trust was considered reasonable.

     MANAGEMENT FEES AND TOTAL EXPENSES. The rate of the investment advisory fees that would be paid by the Series to VIA under the Advisory Agreement would remain unchanged from the fees paid under the prior agreement with PVA. In addition, the expense limitations that VIA agreed to implement with respect to the Series would reduce the operating expenses of the Series to a level generally the same as the expense limitation in effect under the PVA agreement. The expense limitation is generally below the median of total operating expenses of its peer group.

     ECONOMIES OF SCALE. The Board noted the fact that VIA currently serves as advisor to a number of funds with similar investment objectives and strategies as the Series, which could lead to economies of scale. In addition, the fact that VP Distributors, Inc. ("VPD"), an affiliate of VIA, would provide administrative and distribution services to the Trust, which could lead to opportunities for increased efficiencies. The Board further noted that VPD, as a former affiliate of PVA, provides, or has provided, these services to the Trust.

SUBADVISORY AGREEMENT

     NATURE, EXTENT AND QUALITY OF SERVICES. The Trustees received in advance of the meeting information in the form of an extensive questionnaire completed by DPIM concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees noted that DPIM would provide portfolio management, compliance with the Series' investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Trustees reviewed biographical information for each portfolio manager of DPIM who would be providing services under the Subadvisory Agreement and noted the breadth and depth of experience presented, with the team leaders having over 33 years of cumulative experience in the financial industry. In considering the approval of the Subadvisory Agreement, therefore, the Trustees considered DPIM's investment management process, including (a) the experience, capability and integrity of DPIM's management and other personnel committed by DPIM to the Series; (b) the quality and commitment of DPIM's regulatory and legal compliance policies, procedures and systems; and (c) DPIM's brokerage and trading practices.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                    FOR VIRTUS REAL ESTATE SECURITIES SERIES
                      BY THE BOARD OF TRUSTEES (CONTINUED)

     INVESTMENT PERFORMANCE. The Trustees noted the prior performance of the Series during the period it was managed by DPIM. While the Series underperformed the FTSE NAREIT Equity REITs Index for the one-year period, it outperformed the Index for the three-, five-, and ten-year periods ended March 31, 2010. The Board believes that the Series' shareholders can benefit from the management of the Series' assets by DPIM, which has demonstrated consistent performance for its real estate investments.

     PROFITABILITY AND ECONOMIES OF SCALE. In considering the profitability to DPIM of its relationship with the Series, the Board noted that the fee under the Subadvisory Agreement would be paid by VIA out of the advisory fee that it receives under the Advisory Agreement, and that the subadvisory fee would be paid at the identical level as the subadvisory fee paid under the previous Subadvisory Agreement. For these reasons, the profitability to DPIM of its relationship with the Series was not a material factor in the Board's deliberations at this time. For similar reasons, the Board did not consider the potential economies of scale in Aberdeen's management of the Series to be a material factor in its considerations at this time.

     MANAGEMENT FEE AND TOTAL EXPENSES. The Trustees noted the rate of the investment subadvisory fee that would be paid by VIA (and not the Series) under the Subadvisory Agreement, and the advisory fee paid by the Series, both of which would be identical to the fees paid under the previous subadvisory agreement and the previous advisory agreement.

     OTHER TANGIBLE BENEFITS. The Trustees noted that the fact that, while DPIM is an affiliate of VIA, there are no other tangible benefits to VIA or DPIM in providing investment advisory services to the Series, other than the fees to be earned under the Subadvisory Agreement. There may be certain intangible benefits gained to the extent that managing the Series could enhance DPIM's reputation in the marketplace, and, therefore, would enable DPIM to attract additional client relationships.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                       FOR VIRTUS SMALL-CAP GROWTH SERIES
                            BY THE BOARD OF TRUSTEES

     The Board of Trustees of the Trust (the "Board") is responsible for determining whether to approve the entering into and continuation of each investment advisory and subadvisory agreement (each an "Agreement") for each series of Virtus Variable Insurance Trust (formerly The Phoenix Edge Series
Fund) (the "Trust"). At a meeting held on July 26, 2010, the Board, including a majority of the Trustees, who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, considered and approved the Advisory Agreement and Sub-Advisory Agreement for Virtus Small-Cap Growth Series (the "Series"). In reaching their decisions the Board requested and evaluated information provided by Virtus Investment Advisers, Inc. ("VIA") and Kayne Andersen Rudnick Investment Management LLC ("Kayne") which, in the Board's view, constituted information necessary for the Board to form a judgment as to whether entering into the Advisory Agreement and Subadvisory Agreement would be in the best interests of the Trust and Series' shareholders.

     During the approval process, the Board received assistance and advice from, and met separately with, independent legal counsel. For the Advisory Agreement, the Board considered all the criteria separately with respect to the Trust, the Series and the shareholders. For the Subadvisory Agreement, it considered all the criteria separately with respect to the Series and its shareholders. Some of the factors that the Board considered are described below. The Trustees did not identify any particular information that was all-important or controlling, and each Trustee attributed different weights to the various factors.

ADVISORY AGREEMENT

     NATURE, EXTENT AND QUALITY OF SERVICES. The Trustees received in advance of the meeting information in the form of an extensive questionnaire completed by VIA concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees also had the benefit of a presentation made by VIA's senior management personnel, where a number of topics, including VIA's history, investment process, investment strategies, diversification, assets under management, personnel, compliance procedures and the firm's overall performance were reviewed and discussed. The Trustees noted that VIA would provide portfolio management oversight, compliance with the Series' investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering approval of the Advisory Agreement, the Trustees also considered VIA's investment management process including (a) the experience, capability and integrity of its management and other personnel committed by VIA to the Series;(b) the financial position of VIA; and (c) the quality and commitment of VIA's regulatory and legal compliance policies, procedures and systems.

     INVESTMENT PERFORMANCE. The Trustees noted that the prior performance of the registered funds managed by VIA with substantially similar investment objectives, strategies and policies of the Series were considered satisfactory when compared to the performance of their peer groups and relevant indexes. The Board believes that Series shareholders can benefit from management of the Series' assets by VIA, which has demonstrated favorable long-term performance for various asset classes.

     PROFITABILITY. In considering the expected profitability to VIA of its relationship with the Trust, the Board noted that the fees under the Advisory Agreement would be paid at the same level as under the prior agreement with Phoenix Variable Advisors, Inc. ("PVA"). In addition, the Board noted that VIA intended to implement expense limitations that would reduce the total net operating expenses of the Series to levels that are generally below the median of total operating expenses of its peer group. For these reasons, the expected profitability to VIA of its relationship with the Trust was considered reasonable.

     MANAGEMENT FEES AND TOTAL EXPENSES. The rate of the investment advisory fees that would be paid by the Series to VIA under the Advisory Agreement would remain unchanged from the fees paid under the prior agreement with PVA. In addition, the expense limitations that VIA agreed to implement with respect to the Series would reduce the operating expenses of the Series to a level generally the same as the expense limitation in effect under the PVA agreement. The expense limitation is generally below the median of total operating expenses of its peer group.

     ECONOMIES OF SCALE. The Board noted the fact that VIA currently serves as advisor to a number of funds with similar investment objectives and strategies as the Series, which could lead to economies of scale. In addition, the fact that VP Distributors, Inc. ("VPD"), an affiliate of VIA, would provide administrative and distribution services to the Trust, which could lead to opportunities for increased efficiencies. The Board further noted that VPD, as a former affiliate of PVA, provides, or has provided, these services to the Trust.

SUBADVISORY AGREEMENT

     NATURE, EXTENT AND QUALITY OF SERVICES. The Trustees received in advance of the meeting information in the form of an extensive questionnaire completed by Kayne concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees noted that Kayne would provide portfolio management, compliance with the Series' investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Trustees reviewed biographical information for each portfolio manager of Kayne who would be providing services under the Subadvisory Agreement and noted the breadth and depth of experience presented, with the team leaders having over 85 years of cumulative experience in the financial industry. In considering the approval of the Subadvisory Agreement, therefore, the Trustees considered Kayne's investment management process, including (a) the experience, capability and integrity of Kayne's management and other personnel committed by Kayne to the Series; (b) the quality and commitment of Kayne's regulatory and legal compliance policies, procedures and systems; and (c) Kayne's brokerage and trading practices.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                       FOR VIRTUS SMALL-CAP GROWTH SERIES
                      BY THE BOARD OF TRUSTEES (CONTINUED)

     INVESTMENT PERFORMANCE. The Trustees noted the prior performance of the Small Cap Growth composite of funds managed by Kayne with substantially similar investment objectives, strategies and policies as the Series, which composite outperformed the Series over the one- and three-year periods and slightly underperformed the Series over the five-year period ended March 31, 2010. While the performance of the composite underperformed the Russell 2000(R) Growth Index for the one- and five-year periods, it outperformed the Index for the three- and ten-year periods. The Board believes that the Series' shareholders can benefit from the management of the Series' assets by Kayne, which has demonstrated favorable performance for its small-cap investments.

     PROFITABILITY AND ECONOMIES OF SCALE. In considering the profitability to Kayne of its relationship with the Series, the Board noted that the fee under the Subadvisory Agreement would be paid by VIA out of the advisory fee that it receives under the Advisory Agreement, and that the subadvisory fee would be paid at levels that were generally lower than those under the previous Subadvisory Agreement. For these reasons, the profitability to Kayne of its relationship with the Series was not a material factor in the Board's deliberations at this time. For similar reasons, the Board did not consider the potential economies of scale in Kayne's management of the Series to be a material factor in its considerations at this time.

     MANAGEMENT FEE AND TOTAL EXPENSES. The Trustees noted the rate of the investment subadvisory fee that would be paid by VIA (and not the Series) under the Subadvisory Agreement, and the advisory fee paid by the Series. The Trustees notes that the subadvisory fees paid under the Subadvisory Agreement would be lower than the fees paid under the previous subadvisory agreement.

     OTHER TANGIBLE BENEFITS. The Trustees noted that the fact that, while Kayne is an affiliate of VIA, there are no other tangible benefits to VIA or Kayne in providing investment advisory services to the Series, other than the fees to be earned under the Subadvisory Agreement. There may be certain intangible benefits gained to the extent that managing the Series could enhance Kayne's reputation in the marketplace, and, therefore, would enable Kayne to attract additional client relationships.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                        FOR VIRTUS SMALL-CAP VALUE SERIES
                            BY THE BOARD OF TRUSTEES

     The Board of Trustees of the Trust (the "Board") is responsible for determining whether to approve the entering into and continuation of each investment advisory and subadvisory agreement (each an "Agreement") for each series of Virtus Variable Insurance Trust (formerly The Phoenix Edge Series
Fund) (the "Trust"). At a meeting held on July 26, 2010, the Board, including a majority of the Trustees, who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, considered and approved the Advisory Agreement and Sub-Advisory Agreement for Virtus Small-Cap Value Series (the "Series"). In reaching their decisions the Board requested and evaluated information provided by Virtus Investment Advisers, Inc. ("VIA") and Kayne Anderson Rudnick Investment Management LLC ("Kayne") which, in the Board's view, constituted information necessary for the Board to form a judgment as to whether entering into the Advisory Agreement and Subadvisory Agreement would be in the best interests of the Trust and Series' shareholders.

     During the approval process, the Board received assistance and advice from, and met separately with, independent legal counsel. For the Advisory Agreement, the Board considered all the criteria separately with respect to the Trust, the Series and the shareholders. For the Subadvisory Agreement, it considered all the criteria separately with respect to the Series and its shareholders. Some of the factors that the Board considered are described below. The Trustees did not identify any particular information that was all-important or controlling, and each Trustee attributed different weights to the various factors.

ADVISORY AGREEMENT

     NATURE, EXTENT AND QUALITY OF SERVICES. The Trustees received in advance of the meeting information in the form of an extensive questionnaire completed by VIA concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees also had the benefit of a presentation made by VIA's senior management personnel, where a number of topics, including VIA's history, investment process, investment strategies, diversification, assets under management, personnel, compliance procedures and the firm's overall performance were reviewed and discussed. The Trustees noted that VIA would provide portfolio management oversight, compliance with the Series' investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering approval of the Advisory Agreement, the Trustees also considered VIA's investment management process including (a) the experience, capability and integrity of its management and other personnel committed by VIA to the Series;(b) the financial position of VIA; and (c) the quality and commitment of VIA's regulatory and legal compliance policies, procedures and systems.

     INVESTMENT PERFORMANCE. The Trustees noted that the prior performance of the registered funds managed by VIA with substantially similar investment objectives, strategies and policies of the Series were considered satisfactory when compared to the performance of their peer groups and relevant indexes. The Board believes that Series shareholders can benefit from management of the Series' assets by VIA, which has demonstrated favorable long-term performance for various asset classes.

     PROFITABILITY. In considering the expected profitability to VIA of its relationship with the Trust, the Board noted that the fees under the Advisory Agreement would be paid at the same level as under the prior agreement with Phoenix Variable Advisors, Inc. ("PVA"). In addition, the Board noted that VIA intended to implement expense limitations that would reduce the total net operating expenses of the Series to levels that are generally below the median of total operating expenses of its peer group. For these reasons, the expected profitability to VIA of its relationship with the Trust was considered reasonable.

     MANAGEMENT FEES AND TOTAL EXPENSES. The Trustees noted that the rate of the investment advisory fees that would be paid by the Series to VIA under the Advisory Agreement would be lower than the fees paid under the prior agreement with PVA. In addition, the expense limitations that VIA agreed to implement with respect to the Series would reduce the operating expenses of the Series to a level generally the same as the expense limitation in effect under the PVA agreement. The expense limitation is generally below the median of total operating expenses of its peer group.

     ECONOMIES OF SCALE. The Board noted the fact that VIA currently serves as advisor to a number of funds with similar investment objectives and strategies as the Series, which could lead to economies of scale. In addition, the fact that VP Distributors, Inc. ("VPD"), an affiliate of VIA, would provide administrative and distribution services to the Trust, which could lead to opportunities for increased efficiencies. The Board further noted that VPD, as a former affiliate of PVA, provides, or has provided, these services to the Trust.

SUBADVISORY AGREEMENT

     NATURE, EXTENT AND QUALITY OF SERVICES. The Trustees received in advance of the meeting information in the form of an extensive questionnaire completed by Kayne concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees noted that Kayne would provide portfolio management, compliance with the Series' investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Trustees reviewed biographical information for each portfolio manager of Kayne who would be providing services under the Subadvisory Agreement and noted the breadth and depth of experience presented, with the team leaders having over 85 years of cumulative experience in the financial industry. In considering the approval of the Subadvisory Agreement, therefore, the Trustees considered Kayne's investment management process, including (a) the experience, capability and integrity of Kayne's management and other personnel committed by Kayne to the Series; (b) the quality and commitment of Kayne's regulatory and legal compliance policies, procedures and systems; and (c) Kayne's brokerage and trading practices.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                        FOR VIRTUS SMALL-CAP VALUE SERIES
                      BY THE BOARD OF TRUSTEES (CONTINUED)

     INVESTMENT PERFORMANCE. The Trustees noted the prior performance of the Small Cap Value composite of funds managed by Kayne with substantially similar investment objectives, strategies and policies as the Series, which composite outperformed the Series over the one-, three-, and five-year periods ended March 31, 2010. While the performance of the composite underperformed the Russell 2000(R) Value Index for the one-year period, it outperformed the Index for the three-, five-, and ten-year periods. The Board believes that the Series' shareholders can benefit from the management of the Series' assets by Kayne, which has demonstrated favorable performance for its small cap investments.

     PROFITABILITY AND ECONOMIES OF SCALE. In considering the profitability to Kayne of its relationship with the Series, the Board noted that the fee under the Subadvisory Agreement would be paid by VIA out of the advisory fee that it receives under the Advisory Agreement, and that the subadvisory fee would be paid at the same level as the subadvisory fee paid under the previous Subadvisory Agreement. For these reasons, the profitability to Kayne of its relationship with the Series was not a material factor in the Board's deliberations at this time. For similar reasons, the Board did not consider the potential economies of scale in Kayne's management of the Series to be a material factor in its considerations at this time.

     MANAGEMENT FEE AND TOTAL EXPENSES. The Trustees noted the rate of the investment subadvisory fee that would be paid by VIA (and not the Series) under the Subadvisory Agreement, and the advisory fee paid by the Series. The Trustees noted that the subadvisory fees paid under the Subadvisory Agreement would be lower than the fees paid under the previous subadvisory agreement and the advisory fees paid would be lower than under the previous advisory agreement.

     OTHER TANGIBLE BENEFITS. The Trustees noted that while Kayne is an affiliate of VIA, there are no other tangible benefits to VIA or Kayne in providing investment advisory services to the Series, other than the fees to be earned under the Subadvisory Agreement. There may be certain intangible benefits gained to the extent that managing the Series could enhance Kayne's reputation in the marketplace, and, therefore, would enable Kayne to attract additional client relationships.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                     FOR VIRTUS STRATEGIC ALLOCATION SERIES
                            BY THE BOARD OF TRUSTEES

     The Board of Trustees of the Trust (the "Board") is responsible for determining whether to approve the entering into and continuation of each investment advisory and subadvisory agreement (each an "Agreement") for each series of Virtus Variable Insurance Trust (formerly The Phoenix Edge Series
Fund) (the "Trust"). At a meeting held on July 26, 2010, the Board, including a majority of the Trustees, who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, considered and approved the Advisory Agreement and Sub-Advisory Agreement for Virtus Strategic Allocation Series (the "Series"). In reaching their decisions the Board requested and evaluated information provided by Virtus Investment Advisers, Inc. ("VIA") and Goodwin Capital Advisers, Inc.("Goodwin") which, in the Board's view, constituted information necessary for the Board to form a judgment as to whether entering into the Advisory Agreement and Subadvisory Agreement would be in the best interests of the Trust and Series' shareholders.

     During the approval process, the Board received assistance and advice from, and met separately with, independent legal counsel. For the Advisory Agreement, the Board considered all the criteria separately with respect to the Trust, the Series and the shareholders. For the Subadvisory Agreement, it considered all the criteria separately with respect to the Series and its shareholders. Some of the factors that the Board considered are described below. The Trustees did not identify any particular information that was all-important or controlling, and each Trustee attributed different weights to the various factors.

ADVISORY AGREEMENT

     NATURE, EXTENT AND QUALITY OF SERVICES. The Trustees received in advance of the meeting information in the form of an extensive questionnaire completed by VIA concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees also had the benefit of a presentation made by VIA's senior management personnel, where a number of topics, including VIA's history, investment process, investment strategies, diversification, assets under management, personnel, compliance procedures and the firm's overall performance were reviewed and discussed. The Trustees noted that VIA would provide portfolio management oversight, compliance with the Series' investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering approval of the Advisory Agreement, the Trustees also considered VIA's investment management process including (a) the experience, capability and integrity of its management and other personnel committed by VIA to the Series;(b) the financial position of VIA; (c) the quality and commitment of VIA's regulatory and legal compliance policies, procedures and systems; and (d) VIA's brokerage and trading practices.

     INVESTMENT PERFORMANCE. The Trustees noted that the prior performance of the registered funds managed by VIA with substantially similar investment objectives, strategies and policies of the Series were considered satisfactory when compared to the performance of their peer groups and relevant indexes. The Board believes that Series shareholders can benefit from management of the Series' assets by VIA, which has demonstrated favorable long-term performance for various asset classes.

     PROFITABILITY. In considering the expected profitability to VIA of its relationship with the Trust, the Board noted that the fees under the Advisory Agreement would be paid at the same level as under the prior agreement with Phoenix Variable Advisors, Inc. ("PVA"). In addition, the Board noted that VIA intended to implement expense limitations that would reduce the total net operating expenses of the Series to levels that are generally below the median of total operating expenses of its peer group. For these reasons, the expected profitability to VIA of its relationship with the Trust was considered reasonable.

     MANAGEMENT FEES AND TOTAL EXPENSES. The rate of the investment advisory fees that would be paid by the Series to VIA under the Advisory Agreement would remain unchanged from the fees paid under the prior agreement with PVA. In addition, the expense limitations that VIA agreed to implement with respect to the Series would reduce the operating expenses of the Series to a level generally the same as the expense limitation in effect under the PVA agreement. The expense limitation is generally below the median of total operating expenses of its peer group.

     ECONOMIES OF SCALE. The Board noted the fact that VIA currently serves as advisor to a number of funds with similar investment objectives and strategies as the Series, which could lead to economies of scale. In addition, the fact that VP Distributors, Inc. ("VPD"), an affiliate of VIA, would provide administrative and distribution services to the Trust, which could lead to opportunities for increased efficiencies. The Board further noted that VPD, as a former affiliate of PVA, provides, or has provided, these services to the Trust.

SUBADVISORY AGREEMENT

     NATURE, EXTENT AND QUALITY OF SERVICES. The Trustees received in advance of the meeting information in the form of an extensive questionnaire completed by Goodwin concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees noted that Goodwin would continue to provide portfolio management, compliance with the Series' investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Trustees reviewed biographical information for each portfolio manager of Goodwin who would be providing services under the Subadvisory Agreement and noted the breadth and depth of experience presented, with the team leaders having over 45 years of cumulative experience in the financial industry. In considering the approval of the Subadvisory Agreement, therefore, the Trustees considered Goodwin's investment management process, including (a) the experience, capability and integrity of Goodwin's management and other personnel committed by Goodwin to the Series; (b) the quality and commitment of Goodwin's regulatory and legal compliance policies, procedures and systems; and (c) Goodwin's brokerage and trading practices.

              CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
                     FOR VIRTUS STRATEGIC ALLOCATION SERIES
                      BY THE BOARD OF TRUSTEES (CONTINUED)

     INVESTMENT PERFORMANCE. The Trustees noted the prior performance of the Series during the period it was managed by Goodwin. The Board believes that the Series' shareholders can benefit from the continued management of the Series' assets by Goodwin, which has demonstrated consistent performance for its fixed income investments.

     PROFITABILITY AND ECONOMIES OF SCALE. In considering the profitability to Goodwin of its relationship with the Series, the Board noted that the fee under the Subadvisory Agreement would be paid by VIA out of the advisory fee that it receives under the Advisory Agreement, and that the subadvisory fee would be paid at the same level as the subadvisory fee paid under the previous Subadvisory Agreement. For these reasons, the profitability to Goodwin of its relationship with the Series was not a material factor in the Board's deliberations at this time. For similar reasons, the Board did not consider the potential economies of scale in Goodwin's management of the Series to be a material factor in its considerations at this time.

     MANAGEMENT FEE AND TOTAL EXPENSES. The rate of the investment subadvisory fee that would be paid by VIA (and not the Series) under the Subadvisory Agreement, and the advisory fees paid by the Series, all of which remain unchanged from the fees paid under the previous Subadvisory Agreement was noted by the Board.

     OTHER TANGIBLE BENEFITS. The Trustees noted that there are no other tangible benefits to Goodwin in providing investment advisory services to the Series, other than the fees to be earned under the Subadvisory Agreement. There may be certain intangible benefits gained to the extent that managing the Series could enhance Goodwin's reputation in the marketplace, and, therefore, would enable Goodwin to attract additional client relationships.

                         RESULTS OF SHAREHOLDER MEETING
                        VIRTUS VARIABLE INSURANCE TRUST
                          OCTOBER 29, 2010 (UNAUDITED)

At a special meeting of shareholders of Virtus Capital Growth Series (formerly known as Phoenix Capital Growth Series) (the "Series"), a series of the Trust, held on October 29, 2010, shareholders voted on the following proposals:


(PROPOSAL 1)  To elect five Trustees to serve on the Board of Trustees until the next meeting of shareholders at which trustees are elected.

                            NUMBER OF ELIGIBLE SHARES VOTED:
                            -------------------------------
                                FOR       AGAINST   ABSTAIN
                             ----------   -------   --------
Roger A. Gelfenbien .....    15,891,380      0      729,341
Eunice S. Groark ........    15,840,551      0      780,171
John R. Mallin ..........    15,904,057      0      716,664
Hassell H. McClellan ....    15,911,617      0      709,105
Philip R. McLoughlin ....    15,903,217      0      717,504

(PROPOSAL 2)  To approve an Advisory Agreement between the Trust and Virtus
              Investment Advisers, Inc. ("VIA") with regard to the Series.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
     FOR      AGAINST   ABSTAIN
 ----------   -------   -------
 15,372,495   627,649   620,577

(PROPOSAL 5)  To approve a Subadvisory Agreement between VIA and SCM Advisors
              LLC with regard to the Series.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
    FOR       AGAINST   ABSTAIN
 ----------   -------   -------
 15,234,863   706,134   679,725

(PROPOSAL 6)  To approve a Distribution and Shareholder Servicing Plan under
              Rule 12b-1 with regard to the Series.'

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
    FOR       AGAINST   ABSTAIN
 ----------   -------   -------
 15,375,223   715,711   529,788

(PROPOSAL 7)  To approve an Agreement and Plan of Reorganization providing for a reorganization of the Series into a series of a Delaware statutory trust.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
    FOR       AGAINST   ABSTAIN
 ----------   -------   -------
 15,540,491   594,393   485,837

(PROPOSAL 8)  To approve a change in the fundamental investment restrictions of the Series regarding lending.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
    FOR       AGAINST   ABSTAIN
 ----------   -------   -------
 15,992,898   381,004   246,820

(PROPOSAL 9)  To consider and act upon any other business as may properly come before the meeting or any adjournment(s) thereof.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
    FOR       AGAINST   ABSTAIN
 ----------   -------   -------
 15,594,075   606,048   420,598

                         VIRTUS VARIABLE INSURANCE TRUST
                                OCTOBER 29, 2010
                                   (UNAUDITED)

At a special meeting of shareholders of Virtus Growth & Income Series (formerly known as Phoenix Growth & Income Series) (the "Series"), a series of the Trust, held on October 29, 2010, shareholders voted on the following proposals:

(PROPOSAL 1) To elect five Trustees to serve on the Board of Trustees until the next meeting of shareholders at which trustees are elected.

                                      NUMBER OF ELIGIBLE SHARES VOTED:
                                      --------------------------------
                                          FOR      AGAINST   ABSTAIN
                                       ---------   -------   --------
Roger A. Gelfenbien ...............    6,693,476      0      432,202
Eunice S. Groark ..................    6,694,078      0      431,601
John R. Mallin ....................    6,702,537      0      423,141
Hassell H. McClellan ..............    6,700,771      0      424,907
Philip R. McLoughlin ..............    6,699,832      0      425,846

(PROPOSAL 2) To approve an Advisory Agreement between the Trust and Virtus
             Investment Advisers, Inc. ("VIA") with regard to the Series.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
    FOR      AGAINST   ABSTAIN
 ---------   -------   -------
 6,450,643   196,577   478,458

(PROPOSAL 6) To approve a Distribution and Shareholder Servicing Plan under Rule
             12b-1 (the "Rule 12b-1 Plan") with regard to the Series.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
    FOR      AGAINST   ABSTAIN
 ---------   -------   -------
6,410,612    283,524   431,542

(PROPOSAL 7) To approve an Agreement and Plan of Reorganization providing for a reorganization of the Series into a series of a Delaware statutory trust.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
    FOR      AGAINST   ABSTAIN
 ---------   -------   -------
6,450,349    234,085   441,244

(PROPOSAL 8) To approve a change in the fundamental investment restrictions of the Series regarding lending.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
    FOR      AGAINST   ABSTAIN
 ---------   -------   -------
6,807,729    172,907   145,042

(PROPOSAL 9) To consider and act upon any other business as may properly come before the meeting or any adjournment(s) thereof.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
    FOR      AGAINST   ABSTAIN
 ---------   -------   -------
6,524,221    182,229   419,228

                         VIRTUS VARIABLE INSURANCE TRUST
                                OCTOBER 29, 2010
                                   (UNAUDITED)

At a special meeting of shareholders of Virtus International Series (formerly known as Phoenix-Aberdeen International Series) (the "Series"), a series of the Trust, held on October 29, 2010, shareholders voted on the following proposals:

(PROPOSAL 1) To elect five Trustees to serve on the Board of Trustees until the next meeting of shareholders at which trustees are elected.

                                       NUMBER OF ELIGIBLE SHARES VOTED:
                                      ---------------------------------
                                         FOR       AGAINST    ABSTAIN
                                      ----------   -------   ----------
Roger A. Gelfenbien ...............   25,154,850      0      1,169,633
Eunice S. Groark ..................   25,135,345      0      1,189,138
John R. Mallin ....................   25,172,160      0      1,152,323
Hassell H. McClellan ..............   25,178,684      0      1,145,800
Philip R. McLoughlin ..............   25,155,461      0      1,169,022

(PROPOSAL 2) To approve an Advisory Agreement between the Trust and Virtus
             Investment Advisers, Inc. with regard to the Series.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
   FOR       AGAINST    ABSTAIN
----------   -------   ---------
24,370,691   687,952   1,265,840

(PROPOSAL 6) To approve a Distribution and Shareholder Servicing Plan under Rule
             12b-1 with regard to the Series.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
   FOR       AGAINST    ABSTAIN
----------   -------   ---------
24,298,312   768,347   1,257,824

(PROPOSAL 7) To approve an Agreement and Plan of Reorganization providing for a reorganization of the Series into a series of a Delaware statutory trust.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
   FOR       AGAINST    ABSTAIN
----------   -------   ---------
24,375,730   681,358   1,267,395

(PROPOSAL 8) To approve a change in the fundamental investment restrictions of the Series regarding lending.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
   FOR       AGAINST    ABSTAIN
----------   -------   ---------
25,284,619   488,984    550,880

(PROPOSAL 9) To consider and act upon any other business as may properly come before the meeting or any adjournment(s) thereof.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
   FOR       AGAINST    ABSTAIN
----------   -------   ---------
24,439,716   612,368   1,272,400

                         VIRTUS VARIABLE INSURANCE TRUST
                                OCTOBER 29, 2010
                                   (UNAUDITED)

At a special meeting of shareholders of Virtus Multi-Sector Fixed Income Series (formerly known as Phoenix Multi-Sector Fixed Income Series) (the "Series"), a series of the Trust, held on October 29, 2010, shareholders voted on the following proposals:

(PROPOSAL 1) To elect five Trustees to serve on the Board of Trustees until the next meeting of shareholders at which trustees are elected.

                                      NUMBER OF ELIGIBLE SHARES VOTED:
                                      --------------------------------
                                          FOR       AGAINST   ABSTAIN
                                       ----------   -------   -------
Roger A. Gelfenbien ...............    20,361,079      0      963,203
Eunice S. Groark ..................    20,340,101      0      984,271
John R. Mallin ....................    20,373,778      0      950,504
Hassell H. McClellan ..............    20,368,855      0      955,426
Philip R. McLoughlin ..............    20,349,173      0      975,109

(PROPOSAL 2) To approve an Advisory Agreement between the Trust and Virtus
             Investment Advisers, Inc. with regard to the Series.

 NUMBER OF ELIGIBLE SHARES VOTED:
---------------------------------
   FOR       AGAINST     ABSTAIN
----------   -------   ----------
19,478,213   656,696   1,189,373

(PROPOSAL 6) To approve a Distribution and Shareholder Servicing Plan under Rule
             12b-1 with regard to the Series.

 NUMBER OF ELIGIBLE SHARES VOTED:
---------------------------------
   FOR       AGAINST     ABSTAIN
----------   -------   ----------
19,232,125   874,053   1,218,104

(PROPOSAL 7) To approve an Agreement and Plan of Reorganization providing for a reorganization of the Series into a series of a Delaware statutory trust.

 NUMBER OF ELIGIBLE SHARES VOTED:
---------------------------------
   FOR       AGAINST     ABSTAIN
----------   -------   ----------
19,629,670   552,828   1,141,784

(PROPOSAL 8) To approve a change in the fundamental investment restrictions of the Series regarding lending.

 NUMBER OF ELIGIBLE SHARES VOTED:
---------------------------------
   FOR       AGAINST     ABSTAIN
----------   -------   ----------
20,218,486   517,171     588,624

(PROPOSAL 9) To consider and act upon any other business as may properly come before the meeting or any adjournment(s) thereof.

 NUMBER OF ELIGIBLE SHARES VOTED:
---------------------------------
   FOR       AGAINST     ABSTAIN
----------   -------   ----------
19,692,660   479,952   1,151,669

                         VIRTUS VARIABLE INSURANCE TRUST
                                OCTOBER 29, 2010
                                   (UNAUDITED)

At a special meeting of shareholders of Virtus Real Estate Securities Series (formerly known as Phoenix-Duff & Phelps Real Estate Securities Series) (the "Series"), a series of the Trust, held on October 29, 2010, shareholders voted on the following proposals:

(PROPOSAL 1) To elect five Trustees to serve on the Board of Trustees until the next meeting of shareholders at which trustees are elected.

                                      NUMBER OF ELIGIBLE SHARES VOTED:
                                      --------------------------------
                                          FOR      AGAINST   ABSTAIN
                                       ---------   -------   --------
Roger A. Gelfenbien ...............    4,596,989      0      216,118
Eunice S. Groark ..................    4,589,723      0      223,385
John R. Mallin ....................    4,599,605      0      213,502
Hassell H. McClellan ..............    4,600,254      0      212,854
Philip R. McLoughlin ..............    4,595,326      0      217,781

(PROPOSAL 2) To approve an Advisory Agreement between the Trust and Virtus
             Investment Advisers, Inc. with regard to the Series.

NUMBER OF ELIGIBLE SHARES VOTED:
   FOR       AGAINST   ABSTAIN
 ---------   -------   -------
 4,410,081   178,989   224,037

(PROPOSAL 3) To approve a Subadvisory Agreement between VIA and Duff & Phelps
             Investment Management Co. with regard to the Series.

NUMBER OF ELIGIBLE SHARES VOTED:
   FOR       AGAINST   ABSTAIN
 ---------   -------   -------
4,424,307    171,578   246,638

(PROPOSAL 6) To approve a Distribution and Shareholder Servicing Plan under Rule
             12b-1 with regard to the Series.

NUMBER OF ELIGIBLE SHARES VOTED:
   FOR       AGAINST   ABSTAIN
 ---------   -------   -------
4,393,445    173,025   246,638

(PROPOSAL 7) To approve an Agreement and Plan of Reorganization providing for a reorganization of the Series into a series of a Delaware statutory trust.

NUMBER OF ELIGIBLE SHARES VOTED:
   FOR       AGAINST   ABSTAIN
 ---------   -------   -------
4,443,647    147,634   221,826

(PROPOSAL 8) To approve a change in the fundamental investment restrictions of the Series regarding lending.

NUMBER OF ELIGIBLE SHARES VOTED:
   FOR       AGAINST   ABSTAIN
 ---------   -------   -------
4,595,813    136,296   80,998

(PROPOSAL 9) To consider and act upon any other business as may properly come before the meeting or any adjournment(s) thereof.

NUMBER OF ELIGIBLE SHARES VOTED:
   FOR       AGAINST   ABSTAIN
 ---------   -------   -------
4,425,249    119,665   268,193

                         VIRTUS VARIABLE INSURANCE TRUST
                                OCTOBER 29, 2010
                                   (UNAUDITED)

At a special meeting of shareholders of Virtus Small-Cap Growth Series (formerly known as Phoenix Small-Cap Growth Series) (the "Series"), a series of the Trust, held on October 29, 2010, shareholders voted on the following proposals:

(PROPOSAL 1) To elect five Trustees to serve on the Board of Trustees until the next meeting of shareholders at which trustees are elected.

                                      NUMBER OF ELIGIBLE SHARES VOTED:
                                      --------------------------------
                                         FOR       AGAINST   ABSTAIN
                                       ---------   -------   ---------
Roger A. Gelfenbien ...............    1,917,385      0       85,385
Eunice S. Groark ..................    1,917,041      0       85,730
John R. Mallin ....................    1,918,764      0       84,007
Hassell H. McClellan ..............    1,917,385      0       85,385
Philip R. McLoughlin ..............    1,917,385      0       85,385

(PROPOSAL 2) To approve an Advisory Agreement between the Trust and Virtus
             Investment Advisers, Inc. with regard to the Series.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
   FOR       AGAINST   ABSTAIN
 ---------   -------   -------
 1,880,477    61,503    60,791

(PROPOSAL 4) To approve a Subadvisory Agreement between VIA and Kayne Anderson
             Rudnick Investment Management LLC with regard to the Series.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
   FOR       AGAINST   ABSTAIN
 ---------   -------   -------
 1,885,861    68,427    48,483

(PROPOSAL 6) To approve a Distribution and Shareholder Servicing Plan under Rule
             12b-1 with regard to the Series.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
   FOR       AGAINST   ABSTAIN
 ---------   -------   -------
 1,885,409    62,024    55,339

(PROPOSAL 7) To approve an Agreement and Plan of Reorganization providing for a reorganization of the Series into a series of a Delaware statutory trust.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
   FOR       AGAINST   ABSTAIN
 ---------   -------   -------
 1,890,084    62,596    50,091

(PROPOSAL 8) To approve a change in the fundamental investment restrictions of the Series regarding lending.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
   FOR       AGAINST   ABSTAIN
 ---------   -------   -------
 1,928,754   48,588     25,429

(PROPOSAL 9) To consider and act upon any other business as may properly come before the meeting or any adjournment(s) thereof.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
   FOR       AGAINST   ABSTAIN
 ---------   -------   -------
 1,990,908    54,869    46,994

                         VIRTUS VARIABLE INSURANCE TRUST
                                OCTOBER 29, 2010
                                   (UNAUDITED)

At a special meeting of shareholders of Virtus Small-Cap Value Series (formerly known as Phoenix Small-Cap Value Series), a series of the Trust, held on October 29, 2010, shareholders voted on the following proposals:

(PROPOSAL 1) To elect five Trustees to serve on the Board of Trustees until the next meeting of shareholders at which trustees are elected.

                                      NUMBER OF ELIGIBLE SHARES VOTED:
                                      -------------------------------
                                         FOR       AGAINST   ABSTAIN
                                       ---------   -------   -------
Roger A. Gelfenbien ...............    3,045,709      0      185,011
Eunice S. Groark ..................    3,025,548      0      205,172
John R. Mallin ....................    3,045,696      0      185,024
Hassell H. McClellan ..............    3,051,428      0      179,292
Philip R. McLoughlin ..............    3,043,677      0      187,043

(PROPOSAL 2) To approve an Advisory Agreement between the Trust and Virtus
             Investment Advisers, Inc. ("VIA") with regard to the Series.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
   FOR       AGAINST   ABSTAIN
 ---------   -------   -------
 2,951,175   137,977   141,569

(PROPOSAL 4) To approve a Subadvisory Agreement between VIA and Kayne Anderson
             Rudnick Investment Management LLC with regard to the Series.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
   FOR       AGAINST   ABSTAIN
 ---------   -------   -------
2,939,626   143,976    147,118

(PROPOSAL 6) To approve a Distribution and Shareholder Servicing Plan under Rule
             12b-1 with regard to the Series.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
   FOR       AGAINST   ABSTAIN
 ---------   -------   -------
2,866,315    210,895   153,511

(PROPOSAL 7) To approve an Agreement and Plan of Reorganization providing for a reorganization of the Series into a series of a Delaware statutory trust.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
   FOR       AGAINST   ABSTAIN
 ---------   -------   -------
2,940,676    135,116   154,929

(PROPOSAL 8) To approve a change in the fundamental investment restrictions of the Series regarding lending.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
   FOR       AGAINST   ABSTAIN
 ---------   -------   -------
3,024,232    127,864   154,929

(PROPOSAL 9) To consider and act upon any other business as may properly come before the meeting or any adjournment(s) thereof.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
   FOR       AGAINST   ABSTAIN
 ---------   -------   -------
2,884,704    138,970   207,046

                         VIRTUS VARIABLE INSURANCE TRUST
                                OCTOBER 29, 2010
                                   (UNAUDITED)

At a special meetings of shareholders of Virtus Strategic Allocation Series (formerly known as Phoenix Strategic Allocation Series), a series of the Trust, held on October 29, 2010, shareholders voted on the following proposals:

(PROPOSAL 1) To elect five Trustees to serve on the Board of Trustees until the next meeting of shareholders at which trustees are elected.

                                      NUMBER OF ELIGIBLE SHARES VOTED:
                                      --------------------------------
                                          FOR       AGAINST   ABSTAIN
                                       ----------   -------   -------
Roger A. Gelfenbien ...............    13,064,476      0      531,099
Eunice S. Groark ..................    13,055,213      0      540,362
John R. Mallin ....................    13,054,719      0      540,856
Hassell H. McClellan ..............    13,053,700      0      541,875
Philip R. McLoughlin ..............    13,057,986      0      537,588

(PROPOSAL 2) To approve an Advisory Agreement between the Trust and Virtus
             Investment Advisers, Inc. ("VIA") with regard to the Series.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
    FOR       AGAINST   ABSTAIN
 ----------   -------   -------
 12,456,898   356,475   782,202

(PROPOSAL 6) To approve a Distribution and Shareholder Servicing Plan under Rule
             12b-1 with regard to the Series.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
    FOR       AGAINST   ABSTAIN
 ----------   -------   -------
 12,481,256   475,589   638,730

(PROPOSAL 7) To approve an Agreement and Plan of Reorganization providing for a reorganization of the Series into a series of a Delaware statutory trust.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
    FOR       AGAINST   ABSTAIN
 ----------   -------   -------
 12,622,780   405,428   567,367

(PROPOSAL 8) To approve a change in the fundamental investment restrictions of the Series regarding lending.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
    FOR       AGAINST   ABSTAIN
 ----------   -------   -------
 13,038,997   263,344   293,234

(PROPOSAL 9) To consider and act upon any other business as may properly come before the meeting or any adjournment(s) thereof.

NUMBER OF ELIGIBLE SHARES VOTED:
--------------------------------
    FOR       AGAINST   ABSTAIN
 ----------   -------   -------
 12,576,032   361,160   658,383

                             FUND MANAGEMENT TABLES

Information pertaining to the Trustees and officers of the Trust as of February 22, 2011, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 367-5877.

The address of each individual, unless otherwise noted, is c/o Virtus Variable Insurance Trust, 100 Pearl Street, Hartford, CT 06103.

                             DISINTERESTED TRUSTEES

       NAME
   YEAR OF BIRTH
   YEAR ELECTED
# OF PORTFOLIOS IN                                                PRINCIPAL OCCUPATION(S)
   FUND COMPLEX                                                   DURING PAST 5 YEARS AND
OVERSEEN BY TRUSTEE                                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------   -------------------------------------------------------------------------------------------------------------
Thomas J. Brown        Retired. Director, VALIC Company I, 33 funds (2005-present) and VALIC Company II, 15 funds (2005-present).
YOB: 1945              Director, D'Youville Senior Care Center (2010-present). Director, Merrimac Funds, 2 funds (2004-2007).
Elected: 2011
9 Portfolios

Roger A. Gelfenbien    Retired. Director, Webster Bank (2003-present). Director, USAllianz Variable Insurance Product Trust, 23
YOB: 1943              funds (1999-present).
Elected: 2000
9 Portfolios

Eunice S. Groark       Attorney. Director, Peoples' United Financial Inc. (1995-present).
YOB: 1938
Elected: 1999
9 Portfolios

John R. Mallin         Partner/Attorney, McCarter & English, LLP (2003-present).
YOB: 1950
Elected: 1999
9 Portfolios

Hassell H. McClellan   Associate Professor, Wallace E. Carroll School of Management, Boston College (1984-present). Independent
YOB: 1945              Trustee, John Hancock Trust (2000-present) and John Hancock Funds II (2005-present). Board of Overseers,
Elected: 200           Tufts University School of Dental Medicine (2000-2008). Director, Barnes Group, Inc. (2010-present).
9 Portfolios

Philip R. McLoughlin   Partner, Cross Pond Partners, LLC, (2006-present). Director, Argo Group International Holdings Inc. and its
YOB: 1946              predecessor, PXRE Corporation (Insurance) (1986-2009). Director, World Trust Fund (1991-present). Chairman
Elected 2003           and Trustee, Virtus Mutual Funds (1989-present). Director, DTF Tax-Free Income Fund, Inc. (1996-present);
Chairman               Duff & Phelps Utility and Corporate Bond Trust, Inc. (1996-present); and DNP Select Income Fund Inc.
9 Portfolios           (2009-present).

                             FUND MANAGEMENT TABLES

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

                       POSITION(S) HELD WITH
 NAME, ADDRESS AND      TRUST AND LENGTH OF                                    PRINCIPAL OCCUPATION(S)
  YEAR OF BIRTH             TIME SERVED                                           DURING PAST 5 YEARS
--------------------   -------------------------   ---------------------------------------------------------------------------------
George R. Aylward      President since 2010.       Director, President and Chief Executive Officer (2008 to present), Director and
YOB: 1964                                          President (2006 to 2008), Chief Operating Officer (2004 to 2006), Vice
                                                   President, Finance (2001 to 2002), Virtus Investment Partners, Inc. and/or
                                                   certain of its subsidiaries. Various senior officer positions with Virtus affiliates (2008 to present). Senior Executive Vice President and President,
                                                   Asset Management (2007 to 2008), Senior Vice President and Chief Operating
                                                   Officer, Asset Management (2004 to 2007), Vice President and Chief of Staff
                                                   (2001 to 2004), The Phoenix Companies, Inc. Various senior officer positions with Phoenix affiliates (2005 to 2008). President (2006 to present), Executive
                                                   Vice President (2004 to 2006), the Virtus Mutual Funds Family. Chairman,
                                                   President and Chief Executive Officer, The Zweig Funds (2 portfolios)
                                                   (2006-present).

Francis G. Waltman     Senior Vice President       Executive Vice President, Head of Product Management (2009 to present), Senior
YOB: 1962              since 2010.                 Vice President, Asset Management Product Development (2008 to 2009), Senior Vice
                                                   President, Asset Management Product Development (2005 to 2007), Virtus
                                                   Investment Partners, Inc. and/or certain of its subsidiaries. Director (2008 to
                                                   2009), Director and President (2006 to 2007), VP Distributors, Inc. (f/k/a
                                                   Phoenix Equity Planning Corporation). Director and Senior Vice President, Virtus
                                                   Investment Advisers, Inc. (2008 to present).

Nancy J. Engberg       Vice President and Chief    Vice President (2008 to present), Chief Compliance Officer (2008 to 2011),
YOB: 1956              Compliance Officer since    Virtus Investment Partners, Inc. Chief Compliance Officer, Anti-Money Laundering
                       2011.                       Officer and Assistant Secretary, Virtus Mutual Funds (since 2011). Vice
                                                   President and Counsel, The Phoenix Cos., Inc. (2003 to 2008).

W. Patrick Bradley     Chief Financial Officer     Senior Vice President, Fund Administration (2009 to present), Vice President,
YOB: 1972              and Treasurer since 2006.   Fund Administration (2007 to 2009), Second Vice President, Fund Control & Tax
                                                   (2004 to 2006), Virtus Investment Partners, Inc. and/or certain of its subsidiaries. Chief Financial Officer and Treasurer (2005 to present), Assistant
                                                   Treasurer (2004 to 2006), certain funds within the Virtus Mutual Funds Family.

Kevin J. Carr          Vice President, Chief       Senior Vice President (2009 to present), Counsel and Secretary (2008 to present)
YOB: 1954              Legal Officer, Counsel      and Vice President (2008 to 2009), Virtus Investment Partners, Inc. and/or
                       and Secretary since 2010.   certain of its subsidiaries. Vice President and Counsel, Phoenix Life Insurance
                                                   Company (2005 to 2008). Compliance Officer of Investments and Counsel, Travelers
                                                   Life and Annuity Company (January 2005 to May 2005). Assistant General Counsel
                                                   and certain other positions, The Hartford Financial Services Group (1995 to
                                                   2005).

VIRTUS VARIABLE INSURANCE TRUST
100 Pearl Street
Hartford, CT 06103-4506

TRUSTEES
Thomas J. Brown
Roger A. Gelfenbien
Eunice S. Groark
John R. Mallin
Hassell H. McClellan
Philip R. McLoughlin

OFFICERS
George R. Aylward, President
Francis G. Waltman, Senior Vice President
Nancy J. Engberg, Chief Compliance
   Officer, Anti-Money Laundering Officer
   and Assistant Secretary
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal
   Officer, Counsel and Secretary

INVESTMENT ADVISER
Virtus Investment Advisers, Inc.
100 Pearl Street
Hartford, CT 06103-4506

PRINCIPAL UNDERWRITER
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

TRANSFER AGENT
Bank of New York Mellon
4400 Computer Drive
Westborough, MA 01581-1722

CUSTODIAN
The Bank of New York Mellon
One Wall Street
New York, NY 10286-2501

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers
2001 Market Street
Philadelphia, PA 19103-7042

HOW TO CONTACT US

Mutual Fund Services   1-800-367-5877
Text Telephone         1-800-243-1926
Web site                   VIRTUS.COM

IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-367-5877.

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

                                 (VIRTUS LOGO)
                                100 Pearl Street
                               Hartford, CT 06103

For more information about the Virtus Variable Insurance Trust, please contact us at 1-800-367-5877 or VIRTUS.COM.


3702                                                                       02-11

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) During the period covered by this report, the only amendments to the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relate to an element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR, are those reflecting the registrant's new adviser, whose other codes of ethics apply in place of the other codes of ethics of the registrant's prior adviser, and a corresponding update to the telephone number for reporting violations.

     (d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
          (b) of the instructions for completion of this Item.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

     (a)(2) Thomas Brown has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Brown is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR. Mr. Brown began serving in this capacity as of March 1, 2011. Prior to such time, Roger A. Gelfenbien was the Registrant's "audit committee financial expert" serving on its Audit Committee. Prior to Mr. Gelfenbien, Frank M. Ellmer, served as the "audit committee financial expert".

     (a)(3) Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $353,920 for 2010 and $373,100 for 2009.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $35,251 for 2010 and $55,368 for 2009. This represents the review of the semi-annual financial statements, and out of pocket expenses.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $48,300 for 2010 and $57,014 for 2009.

          "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company
          (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2010 and $0 for 2009.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          The Virtus Variable Insurance Trust (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

          The Audit Committee has determined that Mr. Gelfenbien, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

               (b) 0% for 2010 and 2009

               (c) 0% for 2010 and 2009

               (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $398,818 for 2010 and $414,669 for 2009.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)  Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Virtus Variable Insurance Trust
             (formerly, The Phoenix Edge Series Fund)


By (Signature and Title)* /s/ George R. Aylward
                          -------------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date March 10, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ George R. Aylward
                          -------------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date March 10, 2011


By (Signature and Title)* /s/ W. Patrick Bradley
                          -------------------------------------
                          W. Patrick  Bradley,
                          Chief Financial Officer and Treasurer
                          (principal financial officer)

Date March 10, 2011

* Print the name and title of each signing officer under his or her signature.